UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith. The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

InfraCap REIT Preferred ETF

PFFR / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about the InfraCap REIT Preferred ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap REIT Preferred ETF	$52	0.45%

Portfolio Manager Commentary by Infrastructure Capital Advisors, LLC

For the fiscal year ended October 31, 2024, the Fund at NAV returned 29.17%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 37.86%, and the Indxx REIT Preferred Stock Index, which serves as the style-specific index, returned 29.98%.

What factors impacted Fund performance over the reporting period?

The Fund seeks exposure to preferred securities held by Real Estate Investment Trusts (REITs). During the period, exposure to sub-sectors, such as Mortgage REITs and Office REITs, were factors that contributed positively to the Fund's relative performance. Vornado, AGNC Investment Corp and Annaly Capital Management were three companies that were primary contributors to relative performance within these factors. During the period, exposure to the Self-Storage and Residential REITs sub-sectors were factors that detracted from relative performance because these sub-sectors underperformed versus other REIT sub-sectors. Overall, REIT preferreds benefited from the Federal Reserve’s commencement of an interest rate cut cycle and continued tightening of corporate credit spreads.

FACTOR

IMPACT

  SUMMARY

Mortgage REITs

Positive

AGNC Investment Corp (AGNC) and Annaly Capital Management, Inc. (NLY) were two of the primary contributors for this factor’s positive performance.

Office REITS

Positive

Among office REITs, Vornado was the primary contributor for this factor’s positive performance.

Self-Storage REITs

Negative

While the sector performed positively, it was a relative underperformer versus other REIT sub-sectors.

Residential REITs

Negative

While the sector performed positively, it was a relative underperformer versus other REIT sub-sectors.

InfraCap REIT Preferred ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific index for the same period.

Growth of $ 10,000

	InfraCap REIT Preferred ETF - NAV $13,123	FT Wilshire 5000 Index $22,499	Indxx REIT Preferred Stock Index $13,929
2/7/17	$10,000	$10,000	$10,000
2/28/17	$10,185	$12,609	$10,183
3/31/17	$10,215	$12,615	$10,223
4/30/17	$10,310	$12,747	$10,323
5/31/17	$10,369	$12,875	$10,390
6/30/17	$10,579	$12,987	$10,600
7/31/17	$10,638	$13,234	$10,663
8/31/17	$10,675	$13,266	$10,708
9/30/17	$10,690	$13,586	$10,732
10/31/17	$10,654	$13,879	$10,698
11/30/17	$10,636	$14,301	$10,685
12/31/17	$10,687	$14,455	$10,740
1/31/18	$10,317	$15,214	$10,365
2/28/18	$10,263	$14,653	$10,319
3/31/18	$10,325	$14,345	$10,382
4/30/18	$10,202	$14,402	$10,293
5/31/18	$10,362	$14,798	$10,459
6/30/18	$10,634	$14,894	$10,744
7/31/18	$10,739	$15,411	$10,856
8/31/18	$10,825	$15,952	$10,946
9/30/18	$10,623	$15,978	$10,741
10/31/18	$10,377	$14,812	$10,517
11/30/18	$10,108	$15,098	$10,242
12/31/18	$9,909	$13,694	$10,027
1/31/19	$10,566	$14,878	$10,708
2/28/19	$10,798	$10,323	$10,957
3/31/19	$11,062	$10,473	$11,238
4/30/19	$11,057	$10,893	$11,213
5/31/19	$11,146	$10,182	$11,319
6/30/19	$11,282	$10,892	$11,462
7/31/19	$11,537	$11,054	$11,721
8/31/19	$11,577	$10,828	$11,766
9/30/19	$11,715	$11,025	$11,930
10/31/19	$11,807	$11,266	$12,043
11/30/19	$11,737	$11,684	$12,001
12/31/19	$11,922	$12,026	$12,111
1/31/20	$12,154	$12,027	$12,339
2/29/20	$11,538	$11,041	$11,693
3/31/20	$8,412	$9,537	$8,439
4/30/20	$9,817	$10,802	$10,002
5/31/20	$10,063	$11,364	$10,267
6/30/20	$10,083	$11,631	$10,296
7/31/20	$10,568	$12,289	$10,794
8/31/20	$10,949	$13,187	$11,213
9/30/20	$10,893	$12,694	$11,152
10/31/20	$10,855	$12,414	$11,053
11/30/20	$11,580	$13,908	$11,913
12/31/20	$11,909	$14,531	$12,269
1/31/21	$11,897	$14,483	$12,271
2/28/21	$11,937	$14,925	$12,319
3/31/21	$12,413	$15,473	$12,840
4/30/21	$12,504	$16,290	$13,014
5/31/21	$12,621	$16,366	$13,139
6/30/21	$12,869	$16,777	$13,408
7/31/21	$12,888	$17,077	$13,434
8/31/21	$12,953	$17,580	$13,516
9/30/21	$12,915	$16,801	$13,481
10/31/21	$12,910	$17,931	$13,561
11/30/21	$12,539	$17,721	$13,150
12/31/21	$12,746	$18,410	$13,382
1/31/22	$12,500	$17,356	$13,114
2/28/22	$11,856	$16,932	$12,414
3/31/22	$11,866	$17,499	$12,429
4/30/22	$11,109	$15,916	$11,802
5/31/22	$11,326	$15,892	$12,039
6/30/22	$10,621	$14,563	$11,285
7/31/22	$11,390	$15,954	$12,117
8/31/22	$10,985	$15,349	$11,677
9/30/22	$9,773	$13,916	$10,393
10/31/22	$9,334	$15,058	$9,876
11/30/22	$9,914	$15,832	$10,505
12/31/22	$9,670	$14,905	$10,183
1/31/23	$11,036	$15,932	$11,662
2/28/23	$10,731	$15,560	$11,340
3/31/23	$10,003	$15,986	$10,563
4/30/23	$10,274	$16,152	$10,858
5/31/23	$10,050	$16,221	$10,609
6/30/23	$10,659	$17,334	$11,233
7/31/23	$10,849	$17,956	$11,445
8/31/23	$10,911	$17,607	$11,506
9/30/23	$10,658	$16,766	$11,252
10/31/23	$10,159	$16,320	$10,716
11/30/23	$11,128	$17,844	$11,765
12/31/23	$11,580	$18,794	$12,230
1/31/24	$11,764	$18,995	$12,433
2/29/24	$11,878	$20,019	$12,559
3/31/24	$11,779	$20,664	$12,460
4/30/24	$11,552	$19,764	$12,223
5/31/24	$11,868	$20,697	$12,565
6/30/24	$11,905	$21,347	$12,613
7/31/24	$12,068	$21,740	$12,797
8/31/24	$12,554	$22,212	$13,316
9/30/24	$13,143	$22,663	$13,952
10/31/24	$13,123	$22,499	$13,929
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/17
InfraCap REIT Preferred ETF - NAV	29.17	2.14	3.58
FT Wilshire 5000 Index	37.86	14.84	13.94
Indxx REIT Preferred Stock Index	29.98	2.95	4.38

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

InfraCap REIT Preferred ETF | 2

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$114,644,915
Total number of portfolio holdings	110
Total advisory fees paid	$362,420
Portfolio turnover rate	14%

ASSET ALLOCATION Footnote Reference(1)

Real Estate	60.80%
Financials	38.50%
Money Market fund	0.70%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

InfraCap REIT Preferred ETF | 3

Virtus InfraCap U.S. Preferred Stock ETF

PFFA / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about the Virtus InfraCap U.S. Preferred Stock ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus InfraCap U.S. Preferred Stock ETF	$291	2.48%

Portfolio Manager Commentary by Infrastructure Capital Advisors, LLC

For the fiscal year ended October 31, 2024, the Fund at NAV returned 34.95%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 37.86%, and the S&P U.S. Preferred Stock Index, which serves as the style-specific index, returned 24.20%.

What factors impacted Fund performance over the reporting period?

Sector allocation, interest rate sensitives, and credit qualities were factors that positively contributed to the Fund's relative outperformance to the S&P U.S. Preferred Stock Index (“Benchmark”) for the 12-month period. Overweight exposure to the Utilities and Real Estate sectors also positively contributed to the Fund's high income and total return. Underweight exposure to the Commercial Services and Media Sectors detracted from relative performance. In addition, overweight exposure to select small company issuers detracted from relative performance. Finally, factors such as interest rate sensitives, credit qualities, and market betas helped to increase income and total return as a result of the Fund's overweight exposure to non-investment grade securities and preferred securities with higher market betas, such as mandatory convertible preferred securities.

FACTOR

IMPACT

  SUMMARY

Utilities/ Real Estate

Positive

Overweight exposure to utilities and Real Estate sectors relative to the Benchmark contributed to relative outperformance.

Credits/ Interest Rates/ Market Beta

Positive

Overweight exposure to mandatory convertibles preferred securities and non-investment grade credits that provided enhanced income and contributed to relative outperformance.

Media/ Commercial Services

Negative

Underweight exposure to Media and Commercial Services sectors relative to the Benchmark detracted from relative performance.

Company Size

Negative

Overweight exposure to select small company issuers which that underperformed during the period due to idiosyncratic credit considerations.

Virtus InfraCap U.S. Preferred Stock ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific index for the same period.

Growth of $ 10,000

	Virtus InfraCap U.S. Preferred Stock ETF - NAV $16,426	FT Wilshire 5000 Index $22,499	S&P U.S. Preferred Stock Index $13,289
5/15/18	$10,000	$10,000	$10,000
5/31/18	$10,087	$14,798	$10,085
6/30/18	$10,279	$14,894	$10,244
7/31/18	$10,444	$15,411	$10,295
8/31/18	$10,626	$15,952	$10,417
9/30/18	$10,421	$15,978	$10,265
10/31/18	$10,102	$14,812	$10,049
11/30/18	$9,687	$15,098	$9,829
12/31/18	$9,264	$13,694	$9,686
1/31/19	$9,990	$14,878	$10,178
2/28/19	$10,514	$10,323	$10,341
3/31/19	$10,787	$10,473	$10,463
4/30/19	$10,973	$10,893	$10,569
5/31/19	$10,980	$10,182	$10,582
6/30/19	$11,255	$10,892	$10,744
7/31/19	$11,537	$11,054	$10,959
8/31/19	$11,588	$10,828	$11,042
9/30/19	$11,819	$11,025	$11,143
10/31/19	$11,958	$11,266	$11,215
11/30/19	$11,963	$11,684	$11,190
12/31/19	$12,241	$12,026	$11,394
1/31/20	$12,426	$12,027	$11,565
2/29/20	$11,346	$11,041	$11,029
3/31/20	$6,004	$9,537	$9,695
4/30/20	$8,256	$10,802	$10,720
5/31/20	$8,784	$11,364	$10,916
6/30/20	$8,719	$11,631	$10,741
7/31/20	$9,247	$12,289	$11,333
8/31/20	$9,860	$13,187	$11,551
9/30/20	$9,612	$12,694	$11,504
10/31/20	$9,762	$12,414	$11,554
11/30/20	$11,050	$13,908	$11,988
12/31/20	$11,265	$14,531	$12,303
1/31/21	$11,359	$14,483	$12,190
2/28/21	$11,638	$14,925	$12,071
3/31/21	$12,612	$15,473	$12,399
4/30/21	$12,784	$16,290	$12,559
5/31/21	$13,042	$16,366	$12,700
6/30/21	$13,445	$16,777	$12,964
7/31/21	$13,524	$17,077	$12,992
8/31/21	$13,667	$17,580	$12,967
9/30/21	$13,573	$16,801	$12,969
10/31/21	$13,815	$17,931	$13,100
11/30/21	$13,448	$17,721	$12,779
12/31/21	$13,976	$18,410	$13,119
1/31/22	$13,632	$17,356	$12,598
2/28/22	$13,224	$16,932	$12,098
3/31/22	$13,625	$17,499	$12,061
4/30/22	$13,235	$15,916	$11,334
5/31/22	$13,317	$15,892	$11,631
6/30/22	$12,144	$14,563	$11,085
7/31/22	$13,118	$15,954	$11,792
8/31/22	$12,830	$15,349	$11,289
9/30/22	$11,355	$13,916	$10,862
10/31/22	$11,151	$15,058	$10,531
11/30/22	$11,711	$15,832	$11,118
12/31/22	$11,053	$14,905	$10,636
1/31/23	$12,987	$15,932	$11,912
2/28/23	$12,840	$15,560	$11,688
3/31/23	$12,051	$15,986	$11,082
4/30/23	$12,027	$16,152	$11,316
5/31/23	$11,875	$16,221	$11,053
6/30/23	$12,576	$17,334	$11,274
7/31/23	$12,847	$17,956	$11,452
8/31/23	$13,070	$17,607	$11,354
9/30/23	$12,665	$16,766	$11,242
10/31/23	$12,171	$16,320	$10,699
11/30/23	$13,079	$17,844	$11,623
12/31/23	$13,796	$18,794	$11,915
1/31/24	$14,111	$18,995	$12,357
2/29/24	$14,335	$20,019	$12,526
3/31/24	$14,370	$20,664	$12,581
4/30/24	$14,262	$19,764	$12,199
5/31/24	$14,904	$20,697	$12,537
6/30/24	$14,796	$21,347	$12,498
7/31/24	$15,188	$21,740	$12,582
8/31/24	$15,755	$22,212	$12,944
9/30/24	$16,451	$22,663	$13,365
10/31/24	$16,426	$22,499	$13,289
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 5/15/18
Virtus InfraCap U.S. Preferred Stock ETF - NAV	34.95	6.56	7.97
FT Wilshire 5000 Index	37.86	14.84	13.51
S&P U.S. Preferred Stock Index	24.20	3.45	4.49

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus InfraCap U.S. Preferred Stock ETF | 2

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$1,380,264,248
Total number of portfolio holdings	216
Total advisory fees paid	$7,653,469
Portfolio turnover rate	62%

ASSET ALLOCATION Footnote Reference(1)

Financials	64.2%Footnote Reference+
Real Estate	25.4%Footnote Reference+
Industrials	11.5%
Utilities	8.9%
Communication Services	7.4%
Energy	4.3%
Consumer Discretionary	0.9%
Health Care	0.1%
Information Technology	0.0%
Corporate Bond	0.0%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(23.1)%
Total	100.0%

Footnote	Description
Footnote+	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
Footnote(1)	Percentage of total investments as of October 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus InfraCap U.S. Preferred Stock ETF | 3

Virtus LifeSci Biotech Clinical Trials ETF

BBC / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about the Virtus LifeSci Biotech Clinical Trials ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Clinical Trials ETF	$102	0.79%

Portfolio Manager Commentary by Virtus ETF Advisers LLC

For the fiscal year ended October 31, 2024, the Fund at NAV returned 59.09%. For the same period, the FT Wilshire 5000 Index and the S&P 500 Index, each a broad-based securities market index, returned 37.86% and 38.02%, respectively, and the Lifesci Biotechnology Clinical Trials Index, which serves as the style-specific index, returned 61.46%.

What factors impacted Fund performance over the reporting period?

Momentum and volatility exposures contributed positively to Fund returns relative to the Fund’s broad-based securities market index, the FT Wilshire 5000 Index, for the 12-month period. Exposures in the biotechnology and pharmaceuticals sectors contributed the most to relative performance. Underweight exposures to the information technology and health care sectors detracted from relative performance. Sector allocations and specific stock index weightings contributed to overall Fund performance, as tracking error was minimal to the FT Wilshire 5000 Index. On a relative weighting measure, being equal weight while seeking to reduce concentration risk resulted in overweight positions in biotechnology stocks including Longboard Pharmaceutics and Summit Therapeutics. Contributors among pharmaceutical stocks included Viking Therapeutics, which experienced strong gains due to sales of its obesity pill, and from products in its pipeline for liver disease.

FACTOR

IMPACT

  SUMMARY

Biotechnology/ Pharmaceuticals

Positive

Issue selection, particularly in Longboard Pharmaceuticals and Summit Therapeutics, enhanced relative returns. In addition, Viking Therapeutics contributed to performance.

Momentum/ Volatility

Positive

Overweight exposure to these factors enhanced relative returns.

Information Technology/ Healthcare

Negative

Index exposures to these sectors relative to the FT Wilshire 5000 Index detracted from performance.

Quality/ Size

Negative

Underweight exposure to these factors detracted from performance over the period, as they are more sensitive to economic changes including higher interest rates and tighter monetary policy.

Virtus LifeSci Biotech Clinical Trials ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market indexes and a style-specific index for the same period. The Fund has changed its broad-based index to the FT Wilshire 5000 Index, which includes large, mid, small and micro- capitalization companies.

Growth of $ 10,000

	Virtus LifeSci Biotech Clinical Trials ETF - NAV $11,544	FT Wilshire 5000 Index $22,499	S&P 500® Index $34,618	LifeSci Biotechnology Clinical Trials Index $12,066
12/16/14	$10,000	$10,000	$10,000	$10,000
12/31/14	$11,128	$10,462	$10,444	$11,119
1/31/15	$11,519	$10,172	$10,131	$11,519
2/28/15	$12,408	$10,752	$10,713	$12,415
3/31/15	$13,136	$10,630	$10,544	$13,152
4/30/15	$12,001	$10,688	$10,645	$12,023
5/31/15	$14,278	$10,826	$10,782	$14,316
6/30/15	$14,484	$10,636	$10,573	$14,473
7/31/15	$14,522	$10,824	$10,794	$14,522
8/31/15	$12,488	$10,181	$10,143	$12,492
9/30/15	$10,588	$9,904	$9,892	$10,596
10/31/15	$10,946	$10,697	$10,727	$10,963
11/30/15	$12,668	$10,747	$10,759	$12,698
12/31/15	$11,669	$10,535	$10,589	$11,721
1/31/16	$7,709	$9,960	$10,063	$7,740
2/29/16	$6,938	$9,955	$10,050	$6,971
3/31/16	$7,640	$10,658	$10,732	$7,686
4/30/16	$7,932	$10,727	$10,773	$7,983
5/31/16	$8,410	$10,922	$10,967	$8,469
6/30/16	$7,265	$10,956	$10,995	$7,316
7/31/16	$8,010	$11,386	$11,400	$8,072
8/31/16	$8,061	$11,413	$11,416	$8,127
9/30/16	$9,099	$11,425	$11,419	$9,178
10/31/16	$7,254	$11,192	$11,210	$7,309
11/30/16	$7,965	$11,702	$11,626	$8,048
12/31/16	$7,405	$11,943	$11,855	$7,487
1/31/17	$7,961	$12,156	$12,080	$8,054
2/28/17	$8,826	$12,609	$12,560	$8,931
3/31/17	$9,309	$12,615	$12,574	$9,428
4/30/17	$9,114	$12,747	$12,704	$9,231
5/31/17	$8,423	$12,875	$12,882	$8,526
6/30/17	$9,643	$12,987	$12,963	$9,795
7/31/17	$9,734	$13,234	$13,229	$9,891
8/31/17	$11,096	$13,266	$13,270	$11,290
9/30/17	$11,695	$13,586	$13,544	$11,908
10/31/17	$11,147	$13,879	$13,860	$11,347
11/30/17	$11,341	$14,301	$14,285	$11,531
12/31/17	$11,519	$14,455	$14,444	$11,753
1/31/18	$13,188	$15,214	$15,270	$13,471
2/28/18	$13,422	$14,653	$14,708	$13,741
3/31/18	$13,026	$14,345	$14,334	$13,341
4/30/18	$12,587	$14,402	$14,389	$12,891
5/31/18	$14,089	$14,798	$14,735	$14,432
6/30/18	$13,291	$14,894	$14,826	$13,619
7/31/18	$13,274	$15,411	$15,378	$13,605
8/31/18	$14,568	$15,952	$15,879	$14,970
9/30/18	$14,086	$15,978	$15,969	$14,472
10/31/18	$10,918	$14,812	$14,878	$11,142
11/30/18	$11,153	$15,098	$15,181	$11,396
12/31/18	$9,504	$13,694	$13,810	$9,667
1/31/19	$10,177	$14,878	$14,917	$10,377
2/28/19	$10,833	$10,323	$15,396	$11,053
3/31/19	$11,586	$10,473	$15,695	$11,829
4/30/19	$11,298	$10,893	$16,331	$11,535
5/31/19	$10,780	$10,182	$15,293	$11,013
6/30/19	$11,726	$10,892	$16,371	$11,998
7/31/19	$11,307	$11,054	$16,606	$11,573
8/31/19	$10,786	$10,828	$16,343	$11,044
9/30/19	$9,698	$11,025	$16,649	$9,931
10/31/19	$10,735	$11,266	$17,009	$11,002
11/30/19	$13,072	$11,684	$17,627	$13,412
12/31/19	$15,453	$12,026	$18,159	$15,871
1/31/20	$14,416	$12,027	$18,152	$14,797
2/29/20	$13,972	$11,041	$16,657	$14,328
3/31/20	$11,948	$9,537	$14,600	$12,242
4/30/20	$14,321	$10,802	$16,472	$14,768
5/31/20	$16,724	$11,364	$17,256	$17,288
6/30/20	$17,553	$11,631	$17,599	$18,179
7/31/20	$15,797	$12,289	$18,592	$16,362
8/31/20	$16,482	$13,187	$19,928	$17,085
9/30/20	$15,845	$12,694	$19,171	$16,428
10/31/20	$15,835	$12,414	$18,661	$16,421
11/30/20	$19,116	$13,908	$20,704	$19,853
12/31/20	$20,215	$14,531	$21,500	$21,005
1/31/21	$21,377	$14,483	$21,283	$22,239
2/28/21	$22,106	$14,925	$21,869	$23,020
3/31/21	$20,861	$15,473	$22,827	$21,726
4/30/21	$20,620	$16,290	$24,045	$21,482
5/31/21	$19,545	$16,366	$24,213	$20,360
6/30/21	$20,334	$16,777	$24,779	$21,208
7/31/21	$17,980	$17,077	$25,367	$18,732
8/31/21	$19,423	$17,580	$26,139	$20,262
9/30/21	$18,597	$16,801	$24,923	$19,400
10/31/21	$18,028	$17,931	$26,669	$18,817
11/30/21	$16,520	$17,721	$26,484	$17,233
12/31/21	$15,697	$18,410	$27,671	$16,382
1/31/22	$12,184	$17,356	$26,239	$12,675
2/28/22	$11,586	$16,932	$25,454	$12,047
3/31/22	$11,356	$17,499	$26,399	$11,810
4/30/22	$8,977	$15,916	$24,097	$9,299
5/31/22	$7,851	$15,892	$24,141	$8,111
6/30/22	$8,818	$14,563	$22,148	$9,144
7/31/22	$9,795	$15,954	$24,190	$10,185
8/31/22	$10,315	$15,349	$23,204	$10,739
9/30/22	$9,982	$13,916	$21,067	$10,392
10/31/22	$10,517	$15,058	$22,772	$10,959
11/30/22	$10,322	$15,832	$24,045	$10,759
12/31/22	$10,143	$14,905	$22,660	$10,585
1/31/23	$11,249	$15,932	$24,083	$11,677
2/28/23	$10,171	$15,560	$23,496	$10,475
3/31/23	$8,931	$15,986	$24,358	$9,143
4/30/23	$9,356	$16,152	$24,739	$9,649
5/31/23	$9,903	$16,221	$24,846	$10,245
6/30/23	$9,759	$17,334	$26,488	$10,085
7/31/23	$9,824	$17,956	$27,339	$10,153
8/31/23	$8,728	$17,607	$26,904	$9,027
9/30/23	$7,985	$16,766	$25,621	$8,261
10/31/23	$7,256	$16,320	$25,082	$7,473
11/30/23	$7,972	$17,844	$27,373	$8,248
12/31/23	$9,977	$18,794	$28,616	$10,388
1/31/24	$10,327	$18,995	$29,097	$10,765
2/29/24	$12,253	$20,019	$30,651	$12,793
3/31/24	$11,885	$20,664	$31,637	$12,417
4/30/24	$10,628	$19,764	$30,345	$11,088
5/31/24	$10,819	$20,697	$31,850	$11,295
6/30/24	$10,298	$21,347	$32,992	$10,740
7/31/24	$11,771	$21,740	$33,394	$12,258
8/31/24	$11,421	$22,212	$34,204	$11,958
9/30/24	$11,381	$22,663	$34,934	$11,898
10/31/24	$11,544	$22,499	$34,618	$12,066
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 12/16/14
Virtus LifeSci Biotech Clinical Trials ETF - NAV	59.09	1.46	1.46
FT Wilshire 5000 Index	37.86	14.84	13.03
S&P 500® Index	38.02	15.27	13.39
LifeSci Biotechnology Clinical Trials Index	61.46	1.86	1.92

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus LifeSci Biotech Clinical Trials ETF | 2

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$11,320,824
Total number of portfolio holdings	121
Total advisory fees paid	$84,796
Portfolio turnover rate	77%

ASSET ALLOCATION Footnote Reference(1)

Health Care	93.60%
Money Market Fund	6.40%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus LifeSci Biotech Clinical Trials ETF | 3

Virtus LifeSci Biotech Products ETF

BBP / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about the Virtus LifeSci Biotech Products ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Products ETF	$93	0.79%

Portfolio Manager Commentary by Virtus ETF Advisers LLC

For the fiscal year ended October 31, 2024, the Fund at NAV returned 35.53%. For the same period, the FT Wilshire 5000 Index and the S&P 500 Index, each a broad-based securities market index, returned 37.86% and 38.02%, respectively, and the Lifesci Biotechnology Products Index, which serves as the style-specific index, returned 37.44%.

What factors impacted Fund performance over the reporting period?

Excess growth and volatility exposures contributed a mild positive to the index returns relative to the Fund's broad-based securities market index, the FT Wilshire 5000 Index, for the 12-month period. Exposures in the smaller market capitalization companies enhanced the performance of the Fund relative to the FT Wilshire 5000 Index, which includes larger-capitalization companies and more diversified holdings. Underweight exposures to the medical equipment, device manufacturing, and software sectors detracted from relative performance. The Fund seeks to reduce concentration risk by maintaining equal exposure to all of its holdings. This strategy resulted in the Fund slightly underperforming the FT Wilshire 5000 Index for the fiscal year.

FACTOR

IMPACT

  SUMMARY

Growth/ Volatility

Positive

Issue selection, particularly in ADMA Biologics and TGTX Therapeutics, enhanced relative returns. In addition, Iovance Biotherapeutics and Tarsus Pharmaceuticals contributed to performance.

Size

Positive

Owning a higher concentration of smaller-capitalization companies enhanced relative returns, as the FT Wilshire 5000 Index includes larger-capitalization companies and more diversified holdings.

Exposure

Negative

Underweight exposures to the medical equipment, device manufacturing, and software sectors detracted from relative performance.

Equal Weighting

Negative

While holding a less diversified portfolio than the FT Wilshire 5000 Index, the Fund produced higher idiosyncratic returns over the 12-month period that may not be able to be reproduced going forward.

Virtus LifeSci Biotech Products ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market indexes and a style-specific index for the same period. The Fund has changed its broad-based index to the FT Wilshire 5000 Index, which includes large, mid, small and micro- capitalization companies.

Growth of $ 10,000

	Virtus LifeSci Biotech Products ETF - NAV $25,677	FT Wilshire 5000 Index $22,499	S&P 500® Index $34,618	LifeSci Biotechnology Products Index $27,932
12/16/14	$10,000	$10,000	$10,000	$10,000
12/31/14	$10,466	$10,462	$10,444	$10,487
1/31/15	$11,163	$10,172	$10,131	$11,193
2/28/15	$11,989	$10,752	$10,713	$12,029
3/31/15	$12,402	$10,630	$10,544	$12,461
4/30/15	$11,865	$10,688	$10,645	$11,929
5/31/15	$13,049	$10,826	$10,782	$13,131
6/30/15	$14,019	$10,636	$10,573	$14,022
7/31/15	$14,407	$10,824	$10,794	$14,421
8/31/15	$13,122	$10,181	$10,143	$13,170
9/30/15	$11,055	$9,904	$9,892	$11,116
10/31/15	$12,199	$10,697	$10,727	$12,275
11/30/15	$12,638	$10,747	$10,759	$12,723
12/31/15	$12,472	$10,535	$10,589	$12,569
1/31/16	$9,765	$9,960	$10,063	$9,845
2/29/16	$9,265	$9,955	$10,050	$9,347
3/31/16	$9,974	$10,658	$10,732	$10,068
4/30/16	$10,467	$10,727	$10,773	$10,574
5/31/16	$11,312	$10,922	$10,967	$11,443
6/30/16	$10,967	$10,956	$10,995	$11,106
7/31/16	$12,538	$11,386	$11,400	$12,707
8/31/16	$12,272	$11,413	$11,416	$12,438
9/30/16	$13,497	$11,425	$11,419	$13,697
10/31/16	$11,715	$11,192	$11,210	$11,872
11/30/16	$13,760	$11,702	$11,626	$14,037
12/31/16	$13,282	$11,943	$11,855	$13,561
1/31/17	$14,291	$12,156	$12,080	$14,598
2/28/17	$15,392	$12,609	$12,560	$15,729
3/31/17	$15,273	$12,615	$12,574	$15,613
4/30/17	$15,390	$12,747	$12,704	$15,737
5/31/17	$14,358	$12,875	$12,882	$14,666
6/30/17	$16,012	$12,987	$12,963	$16,369
7/31/17	$16,198	$13,234	$13,229	$16,569
8/31/17	$16,611	$13,266	$13,270	$17,003
9/30/17	$16,810	$13,586	$13,544	$17,217
10/31/17	$15,942	$13,879	$13,860	$16,333
11/30/17	$16,095	$14,301	$14,285	$16,500
12/31/17	$16,441	$14,455	$14,444	$16,865
1/31/18	$17,573	$15,214	$15,270	$18,047
2/28/18	$16,716	$14,653	$14,708	$17,183
3/31/18	$16,704	$14,345	$14,334	$17,194
4/30/18	$16,345	$14,402	$14,389	$16,829
5/31/18	$17,617	$14,798	$14,735	$18,146
6/30/18	$17,772	$14,894	$14,826	$18,308
7/31/18	$17,962	$15,411	$15,378	$18,513
8/31/18	$18,488	$15,952	$15,879	$19,072
9/30/18	$18,399	$15,978	$15,969	$18,990
10/31/18	$14,748	$14,812	$14,878	$15,183
11/30/18	$15,594	$15,098	$15,181	$16,079
12/31/18	$14,173	$13,694	$13,810	$14,647
1/31/19	$16,714	$14,878	$14,917	$17,316
2/28/19	$17,943	$10,323	$15,396	$18,606
3/31/19	$18,174	$10,473	$15,695	$18,857
4/30/19	$17,005	$10,893	$16,331	$17,651
5/31/19	$15,488	$10,182	$15,293	$16,085
6/30/19	$16,688	$10,892	$16,371	$17,345
7/31/19	$15,595	$11,054	$16,606	$16,204
8/31/19	$15,105	$10,828	$16,343	$15,695
9/30/19	$14,576	$11,025	$16,649	$15,143
10/31/19	$15,370	$11,266	$17,009	$15,991
11/30/19	$17,906	$11,684	$17,627	$18,674
12/31/19	$17,699	$12,026	$18,159	$18,454
1/31/20	$16,849	$12,027	$18,152	$17,563
2/29/20	$16,843	$11,041	$16,657	$17,567
3/31/20	$15,214	$9,537	$14,600	$15,858
4/30/20	$17,765	$10,802	$16,472	$18,563
5/31/20	$18,790	$11,364	$17,256	$19,658
6/30/20	$19,243	$11,631	$17,599	$20,155
7/31/20	$18,248	$12,289	$18,592	$19,113
8/31/20	$19,086	$13,187	$19,928	$20,015
9/30/20	$19,338	$12,694	$19,171	$20,292
10/31/20	$19,562	$12,414	$18,661	$20,539
11/30/20	$20,975	$13,908	$20,704	$22,053
12/31/20	$21,627	$14,531	$21,500	$22,761
1/31/21	$22,881	$14,483	$21,283	$24,116
2/28/21	$22,248	$14,925	$21,869	$23,452
3/31/21	$21,256	$15,473	$22,827	$22,404
4/30/21	$21,841	$16,290	$24,045	$23,044
5/31/21	$21,016	$16,366	$24,213	$22,176
6/30/21	$21,664	$16,777	$24,779	$22,888
7/31/21	$20,534	$17,077	$25,367	$21,685
8/31/21	$21,357	$17,580	$26,139	$22,588
9/30/21	$20,678	$16,801	$24,923	$21,867
10/31/21	$21,041	$17,931	$26,669	$22,274
11/30/21	$19,570	$17,721	$26,484	$20,688
12/31/21	$19,846	$18,410	$27,671	$21,009
1/31/22	$17,550	$17,356	$26,239	$18,527
2/28/22	$17,101	$16,932	$25,454	$18,051
3/31/22	$17,640	$17,499	$26,399	$18,649
4/30/22	$15,709	$15,916	$24,097	$16,552
5/31/22	$15,367	$15,892	$24,141	$16,191
6/30/22	$16,799	$14,563	$22,148	$17,766
7/31/22	$17,280	$15,954	$24,190	$18,317
8/31/22	$19,189	$15,349	$23,204	$20,382
9/30/22	$18,400	$13,916	$21,067	$19,548
10/31/22	$18,962	$15,058	$22,772	$20,166
11/30/22	$20,391	$15,832	$24,045	$21,715
12/31/22	$20,038	$14,905	$22,660	$21,356
1/31/23	$21,207	$15,932	$24,083	$22,631
2/28/23	$20,071	$15,560	$23,496	$21,418
3/31/23	$20,039	$15,986	$24,358	$21,398
4/30/23	$20,879	$16,152	$24,739	$22,318
5/31/23	$20,966	$16,221	$24,846	$22,427
6/30/23	$21,360	$17,334	$26,488	$22,876
7/31/23	$22,338	$17,956	$27,339	$23,946
8/31/23	$21,518	$17,607	$26,904	$23,076
9/30/23	$20,351	$16,766	$25,621	$21,829
10/31/23	$18,945	$16,320	$25,082	$20,323
11/30/23	$20,773	$17,844	$27,373	$22,313
12/31/23	$23,533	$18,794	$28,616	$25,320
1/31/24	$23,298	$18,995	$29,097	$25,079
2/29/24	$24,188	$20,019	$30,651	$26,045
3/31/24	$23,015	$20,664	$31,637	$24,785
4/30/24	$21,470	$19,764	$30,345	$23,123
5/31/24	$22,985	$20,697	$31,850	$24,783
6/30/24	$23,881	$21,347	$32,992	$25,954
7/31/24	$25,510	$21,740	$33,394	$27,870
8/31/24	$26,079	$22,212	$34,204	$28,322
9/30/24	$25,586	$22,663	$34,934	$27,834
10/31/24	$25,677	$22,499	$34,618	$27,932
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 12/16/14
Virtus LifeSci Biotech Products ETF - NAV	35.53	10.81	10.01
FT Wilshire 5000 Index	37.86	14.84	13.03
S&P 500® Index	38.02	15.27	13.39
LifeSci Biotechnology Products Index	37.44	11.80	10.95

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus LifeSci Biotech Products ETF | 2

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$22,138,886
Total number of portfolio holdings	65
Total advisory fees paid	$153,294
Portfolio turnover rate	46%

ASSET ALLOCATION Footnote Reference(1)

Health Care	98.50%
Money Market Fund	1.50%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus LifeSci Biotech Products ETF | 3

Virtus Newfleet Multi-Sector Bond ETF

NFLT / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Bond ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Bond ETF	$52	0.49%

Portfolio Manager Commentary by Newfleet Asset Management

For the fiscal year ended October 31, 2024, the Fund at NAV returned 13.51%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 10.55%.

What factors impacted Fund performance over the reporting period?

Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the period ended October 31, 2024. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Allocation to and issue selection within high yield corporate bonds was additive to performance. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve exposure versus the benchmark detracted from performance.

FACTOR

IMPACT

  SUMMARY

U.S. Treasuries

Positive

The Fund’s underweight to U.S. Treasuries had a positive impact, as spread sectors had positive excess returns during the period.

High yield corporates

Positive

Allocation to and selection within high yield corporate bonds was additive to performance. Stable fundamentals, strong technicals, and attractive yields contributed to the positive performance.

Agency mortgage- backed securities (MBS)

Negative

The Fund’s underweight to MBS had a negative impact on performance as spreads tightened during the period. Fundamentals are strong as housing supply and demand provide a strong foundation. We prefer non-agency residential mortgage-backed securities (RMBS) for the additional carry they offer for ratings and duration.

Curve positioning

Negative

Curve positioning relative to the Bloomberg U.S. Aggregate Bond Index was a detractor from performance during the period.

Virtus Newfleet Multi-Sector Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index for the same period.

Growth of $ 10,000

	Virtus Newfleet Multi-Sector Bond ETF - NAV $13,931	Bloomberg U.S. Aggregate Bond Index $10,644
8/10/15	$10,000	$10,000
8/31/15	$10,000	$10,005
9/30/15	$9,984	$10,073
10/31/15	$10,047	$10,075
11/30/15	$9,999	$10,048
12/31/15	$9,958	$10,016
1/31/16	$9,968	$10,154
2/29/16	$10,007	$10,226
3/31/16	$10,152	$10,319
4/30/16	$10,313	$10,359
5/31/16	$10,337	$10,362
6/30/16	$10,478	$10,548
7/31/16	$10,658	$10,614
8/31/16	$10,769	$10,602
9/30/16	$10,802	$10,596
10/31/16	$10,787	$10,515
11/30/16	$10,643	$10,266
12/31/16	$10,740	$10,281
1/31/17	$10,823	$10,301
2/28/17	$10,934	$10,370
3/31/17	$10,940	$10,365
4/30/17	$11,051	$10,445
5/31/17	$11,119	$10,525
6/30/17	$11,111	$10,515
7/31/17	$11,231	$10,560
8/31/17	$11,273	$10,655
9/30/17	$11,312	$10,604
10/31/17	$11,355	$10,610
11/30/17	$11,334	$10,596
12/31/17	$11,383	$10,645
1/31/18	$11,416	$10,522
2/28/18	$11,308	$10,423
3/31/18	$11,286	$10,489
4/30/18	$11,213	$10,411
5/31/18	$11,182	$10,486
6/30/18	$11,151	$10,473
7/31/18	$11,259	$10,475
8/31/18	$11,257	$10,543
9/30/18	$11,298	$10,475
10/31/18	$11,171	$10,392
11/30/18	$11,093	$10,454
12/31/18	$11,059	$10,646
1/31/19	$11,342	$10,759
2/28/19	$11,437	$9,991
3/31/19	$11,556	$10,183
4/30/19	$11,643	$10,185
5/31/19	$11,697	$10,366
6/30/19	$11,848	$10,496
7/31/19	$11,919	$10,520
8/31/19	$11,992	$10,792
9/30/19	$12,014	$10,735
10/31/19	$12,035	$10,767
11/30/19	$12,059	$10,762
12/31/19	$12,206	$10,754
1/31/20	$12,366	$10,961
2/29/20	$12,323	$11,158
3/31/20	$11,085	$11,093
4/30/20	$11,495	$11,290
5/31/20	$11,936	$11,342
6/30/20	$12,143	$11,414
7/31/20	$12,504	$11,584
8/31/20	$12,586	$11,491
9/30/20	$12,526	$11,484
10/31/20	$12,578	$11,433
11/30/20	$12,906	$11,545
12/31/20	$13,122	$11,561
1/31/21	$13,121	$11,478
2/28/21	$13,043	$11,313
3/31/21	$12,970	$11,171
4/30/21	$13,111	$11,260
5/31/21	$13,186	$11,296
6/30/21	$13,283	$11,376
7/31/21	$13,332	$11,503
8/31/21	$13,369	$11,481
9/30/21	$13,326	$11,382
10/31/21	$13,295	$11,379
11/30/21	$13,206	$11,412
12/31/21	$13,330	$11,383
1/31/22	$13,124	$11,138
2/28/22	$12,951	$11,013
3/31/22	$12,785	$10,708
4/30/22	$12,460	$10,301
5/31/22	$12,344	$10,368
6/30/22	$11,917	$10,205
7/31/22	$12,234	$10,454
8/31/22	$12,084	$10,159
9/30/22	$11,681	$9,720
10/31/22	$11,737	$9,594
11/30/22	$12,066	$9,947
12/31/22	$12,083	$9,902
1/31/23	$12,466	$10,207
2/28/23	$12,263	$9,943
3/31/23	$12,403	$10,195
4/30/23	$12,522	$10,257
5/31/23	$12,424	$10,145
6/30/23	$12,511	$10,109
7/31/23	$12,642	$10,102
8/31/23	$12,623	$10,038
9/30/23	$12,440	$9,783
10/31/23	$12,273	$9,628
11/30/23	$12,776	$10,064
12/31/23	$13,197	$10,450
1/31/24	$13,238	$10,421
2/29/24	$13,214	$10,274
3/31/24	$13,362	$10,368
4/30/24	$13,190	$10,107
5/31/24	$13,368	$10,278
6/30/24	$13,462	$10,375
7/31/24	$13,712	$10,618
8/31/24	$13,907	$10,770
9/30/24	$14,097	$10,914
10/31/24	$13,931	$10,644
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 8/10/15
Virtus Newfleet Multi-Sector Bond ETF - NAV	13.51	2.97	3.66
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.48

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet Multi-Sector Bond ETF | 2

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$191,287,377
Total number of portfolio holdings	803
Total advisory fees paid	$218,118
Portfolio turnover rate	92%

ASSET ALLOCATION Footnote Reference(1)

Corporate Bond	26.88%
Foreign Bond	19.64%
Term Loan	12.58%
Asset Backed Security	11.04%
Residential Mortgage Backed Security	9.46%
U.S. Government Securities	5.77%
Mortgage Backed Security	5.57%
Commercial Mortgage Backed Security	4.13%
Money Market Fund	2.95%
Exchange Traded Fund	1.98%
Common Stock	0.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Newfleet Multi-Sector Bond ETF | 3

Virtus Private Credit Strategy ETF

VPC / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about the Virtus Private Credit Strategy ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Private Credit Strategy ETF	$82	0.75%

Portfolio Manager Commentary by Virtus ETF Advisers LLC

For the fiscal year ended October 31, 2024, the Fund at NAV returned 19.85%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 10.55%, and the Indxx Private Credit Index, which serves as the style-specific index, returned 20.83%.

What factors impacted Fund performance over the reporting period?

Sector exposure decisions contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index, for the 12-month period. Overweight exposure in the asset management industry contributed the most to relative performance, as it is also necessary to meet the Fund’s investment objectives. Underweight exposures to the semiconductors, software, technology hardware, internet media & services, and biopharmaceuticals industries detracted from relative performance. Shorter duration credit allocations and specific Fund weightings aided performance. On a relative weighting measure, the Fund’s components are weighted based on dividend yields while seeking to reduce concentration risk.

FACTOR

IMPACT

  SUMMARY

Asset management/ Collateralized loan obligations (CLOs)

Positive

Overweight exposures to these sectors benefited from performance in the short term, as they are more sensitive to the overall economy, including regulatory changes.

Geographic exposure

Negative

Overweight exposure to the U.S. detracted somewhat from Fund returns.

Fixed income

Positive

Shorter duration credit allocations and underweight exposures to Treasury, securitized, and government-related securities relative to the Bloomberg U.S. Aggregate Bond Index enhanced performance.

Allocation

Negative

Underweight exposures to the semiconductors, software, technology hardware, internet media & services and biopharmaceuticals industries detracted from relative performance.

Virtus Private Credit Strategy ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific index for the same period.

Growth of $ 10,000

	Virtus Private Credit Strategy ETF - NAV $15,428	Bloomberg U.S. Aggregate Bond Index $10,644	Indxx Private Credit Index $16,097
2/7/19	$10,000	$10,000	$10,000
2/28/19	$10,232	$9,991	$10,237
3/31/19	$10,156	$10,183	$10,163
4/30/19	$10,514	$10,185	$10,534
5/31/19	$10,183	$10,366	$10,203
6/30/19	$10,434	$10,496	$10,464
7/31/19	$10,588	$10,520	$10,628
8/31/19	$10,334	$10,792	$10,367
9/30/19	$10,583	$10,735	$10,629
10/31/19	$10,503	$10,767	$10,554
11/30/19	$10,737	$10,762	$10,800
12/31/19	$10,935	$10,754	$11,011
1/31/20	$11,046	$10,961	$11,129
2/29/20	$10,067	$11,158	$10,124
3/31/20	$6,634	$11,093	$6,588
4/30/20	$7,596	$11,290	$7,583
5/31/20	$8,074	$11,342	$8,161
6/30/20	$8,116	$11,414	$8,210
7/31/20	$8,173	$11,584	$8,281
8/31/20	$8,497	$11,491	$8,627
9/30/20	$8,499	$11,484	$8,642
10/31/20	$8,223	$11,433	$8,353
11/30/20	$9,715	$11,545	$9,916
12/31/20	$9,959	$11,561	$10,178
1/31/21	$10,316	$11,478	$10,555
2/28/21	$11,107	$11,313	$11,382
3/31/21	$11,551	$11,171	$11,853
4/30/21	$12,155	$11,260	$12,485
5/31/21	$12,363	$11,296	$12,707
6/30/21	$12,522	$11,376	$12,878
7/31/21	$12,494	$11,503	$12,849
8/31/21	$12,734	$11,481	$13,103
9/30/21	$12,711	$11,382	$13,081
10/31/21	$13,265	$11,379	$13,665
11/30/21	$13,151	$11,412	$13,545
12/31/21	$13,249	$11,383	$13,647
1/31/22	$13,293	$11,138	$13,693
2/28/22	$13,102	$11,013	$13,493
3/31/22	$13,322	$10,708	$13,732
4/30/22	$12,822	$10,301	$13,205
5/31/22	$12,386	$10,368	$12,751
6/30/22	$11,595	$10,205	$11,911
7/31/22	$12,392	$10,454	$12,758
8/31/22	$12,336	$10,159	$12,700
9/30/22	$10,890	$9,720	$11,171
10/31/22	$11,574	$9,594	$11,900
11/30/22	$12,237	$9,947	$12,604
12/31/22	$11,749	$9,902	$12,082
1/31/23	$12,656	$10,207	$13,035
2/28/23	$12,686	$9,943	$13,069
3/31/23	$12,210	$10,195	$12,584
4/30/23	$12,253	$10,257	$12,631
5/31/23	$12,089	$10,145	$12,452
6/30/23	$12,742	$10,109	$13,157
7/31/23	$13,487	$10,102	$13,943
8/31/23	$13,414	$10,038	$13,878
9/30/23	$13,523	$9,783	$14,002
10/31/23	$12,873	$9,628	$13,323
11/30/23	$13,669	$10,064	$14,178
12/31/23	$14,281	$10,450	$14,842
1/31/24	$14,521	$10,421	$15,101
2/29/24	$14,586	$10,274	$15,175
3/31/24	$14,889	$10,368	$15,501
4/30/24	$14,959	$10,107	$15,580
5/31/24	$15,406	$10,278	$16,059
6/30/24	$15,439	$10,375	$16,096
7/31/24	$15,640	$10,618	$16,309
8/31/24	$15,413	$10,770	$16,073
9/30/24	$15,506	$10,914	$16,179
10/31/24	$15,428	$10,644	$16,097
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/19
Virtus Private Credit Strategy ETF - NAV	19.85	8.00	7.86
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.09
Indxx Private Credit Index	20.83	8.81	8.66

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Private Credit Strategy ETF | 2

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$51,896,511
Total number of portfolio holdings	63
Total advisory fees paid	$297,103
Portfolio turnover rate	29%

ASSET ALLOCATION Footnote Reference(1)

Financials	58.00%
Closed-End Funds	33.20%
Money Market Fund	8.80%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Private Credit Strategy ETF | 3

Virtus Real Asset Income ETF

VRAI / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about the Virtus Real Asset Income ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Real Asset Income ETF	$60	0.55%

Portfolio Manager Commentary by Virtus ETF Advisers LLC

For the fiscal year ended October 31, 2024, the Fund at NAV returned 16.89%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 37.86%, and the Indxx Real Asset Income Index, which serves as the style-specific index, returned 18.14%.

What factors impacted Fund performance over the reporting period?

Exposure to certain sectors such as Oil and Gas as well as REITS contributed negatively to Fund returns relative to the Fund’s broad-based securities index, the FT Wilshire 5000 Index, for the 12-month period.  Factors such as Quality and Dividend Yields enhanced the Fund’s relative returns. The Fund does seek to reduce concentration risk by maintaining equal exposure to all of its holding. This limits exposure to momentum stocks which led to some relative underperformance.  The Fund did maintain exposure to utilities, materials and communication companies which elevated the Fund’s relative returns.

FACTOR

IMPACT

  SUMMARY

Sectors: Oil & Gas and REITS

Negative

Positions in New Fortress Energy Inc. and APA Corp. as well as Barry Corp. and Vale S.A. detracted from relative returns.

Factors: Momentum and Value

Negative

Underweight exposure to these factors was a headwind for the Fund’s relative return.

Sectors

Positive

Overweight exposures to utilities, materials, and communications relative to the FT Wilshire 5000 Index enhanced performance.

Factors: Quality and dividend yield

Positive

Overweight in companies that exhibited quality factors and high dividend yields relative to the FT Wilshire 500 Index made a favorable impact on the Fund’s performance.

Virtus Real Asset Income ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific index for the same period.

Growth of $ 10,000

	Virtus Real Asset Income ETF - NAV $12,322	FT Wilshire 5000 Index $22,499	Indxx Real Asset Income Index $12,749
2/7/19	$10,000	$10,000	$10,000
2/28/19	$10,201	$10,323	$10,205
3/31/19	$10,301	$10,473	$10,308
4/30/19	$10,309	$10,893	$10,322
5/31/19	$9,728	$10,182	$9,738
6/30/19	$10,246	$10,892	$10,271
7/31/19	$10,109	$11,054	$10,136
8/31/19	$9,712	$10,828	$9,740
9/30/19	$10,186	$11,025	$10,228
10/31/19	$10,187	$11,266	$10,238
11/30/19	$10,159	$11,684	$10,215
12/31/19	$10,571	$12,026	$10,646
1/31/20	$10,131	$12,027	$10,204
2/29/20	$9,166	$11,041	$9,215
3/31/20	$6,770	$9,537	$6,735
4/30/20	$7,938	$10,802	$7,964
5/31/20	$8,212	$11,364	$8,262
6/30/20	$8,302	$11,631	$8,365
7/31/20	$8,419	$12,289	$8,489
8/31/20	$8,543	$13,187	$8,619
9/30/20	$8,076	$12,694	$8,138
10/31/20	$7,994	$12,414	$8,058
11/30/20	$9,575	$13,908	$9,705
12/31/20	$9,930	$14,531	$10,076
1/31/21	$9,893	$14,483	$10,045
2/28/21	$10,305	$14,925	$10,478
3/31/21	$10,972	$15,473	$11,176
4/30/21	$11,497	$16,290	$11,716
5/31/21	$11,813	$16,366	$12,053
6/30/21	$11,667	$16,777	$11,905
7/31/21	$11,729	$17,077	$11,974
8/31/21	$11,782	$17,580	$12,034
9/30/21	$11,398	$16,801	$11,641
10/31/21	$12,004	$17,931	$12,271
11/30/21	$11,682	$17,721	$11,943
12/31/21	$12,314	$18,410	$12,600
1/31/22	$12,070	$17,356	$12,361
2/28/22	$12,284	$16,932	$12,623
3/31/22	$13,192	$17,499	$13,541
4/30/22	$12,477	$15,916	$12,796
5/31/22	$12,615	$15,892	$12,948
6/30/22	$11,331	$14,563	$11,608
7/31/22	$11,925	$15,954	$12,232
8/31/22	$11,374	$15,349	$11,659
9/30/22	$10,237	$13,916	$10,478
10/31/22	$10,773	$15,058	$11,040
11/30/22	$11,687	$15,832	$12,003
12/31/22	$11,161	$14,905	$11,457
1/31/23	$11,931	$15,932	$12,278
2/28/23	$11,173	$15,560	$11,474
3/31/23	$11,286	$15,986	$11,595
4/30/23	$11,460	$16,152	$11,772
5/31/23	$10,877	$16,221	$11,143
6/30/23	$11,349	$17,334	$11,654
7/31/23	$11,714	$17,956	$12,048
8/31/23	$11,236	$17,607	$11,533
9/30/23	$10,772	$16,766	$11,038
10/31/23	$10,541	$16,320	$10,792
11/30/23	$11,219	$17,844	$11,518
12/31/23	$11,797	$18,794	$12,138
1/31/24	$11,331	$18,995	$11,657
2/29/24	$11,501	$20,019	$11,842
3/31/24	$12,066	$20,664	$12,448
4/30/24	$11,712	$19,764	$12,072
5/31/24	$11,993	$20,697	$12,376
6/30/24	$11,803	$21,347	$12,178
7/31/24	$12,422	$21,740	$12,839
8/31/24	$12,580	$22,212	$13,013
9/30/24	$12,685	$22,663	$13,133
10/31/24	$12,322	$22,499	$12,749
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/19
Virtus Real Asset Income ETF - NAV	16.89	3.88	3.71
FT Wilshire 5000 Index	37.86	14.84	15.19
Indxx Real Asset Income Index	18.14	4.48	4.33

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Real Asset Income ETF | 2

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$15,530,790
Total number of portfolio holdings	91
Total advisory fees paid	$93,166
Portfolio turnover rate	67%

ASSET ALLOCATION Footnote Reference(1)

Energy	33.50%
Real Estate	32.40%
Utilities	15.50%
Materials	9.50%
Communication Services	5.70%
Money Market Fund	2.10%
Consumer Staples	1.30%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Real Asset Income ETF | 3

Virtus WMC International Dividend ETF

VWID / Cboe BZX Exchange, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about the Virtus WMC International Dividend ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus WMC International Dividend ETF	$54	0.49%

Portfolio Manager Commentary by Wellington Management Company LLP

For the fiscal year ended October 31, 2024, the Fund at NAV returned 19.23%. For the same period, the MSCI ACWI ex USA Index, a broad-based securities market index, returned 24.33%, and the MSCI World ex USA Value Index and the MSCI World Ex USA High Dividend Yield Index, each a style-specific index, returned 23.93% and 21.80%, respectively.

What factors impacted Fund performance over the reporting period?

The Fund seeks income by investing in equity securities that will generate above market yield through a well-diversified portfolio. The Fund’s European exposures contributed most to absolute yield and was supplemented by yield from exposures in other regions, notably Canada. Sector allocation, a fallout of our risk-based construction process as we look to provide above market yield over time through a broadly diversified portfolio, was the primary driver of relative underperformance. Our underweight exposure to the information technology sector and our overweight exposure to the energy sector detracted from relative performance while our overweight exposure to the financials sector contributed to relative performance. Security selection also detracted, driven by not owning Taiwan Semiconductor (information technology) and our overweight positions in Aker BP (energy) and TotalEnergies (energy). Our overweight positions in Manulife (financials), Intesa Sanpaolo (financials) and SITC International (industrials) contributed to relative performance. From a regional perspective, our exposure in the Middle East detracted, while our exposure in Canada contributed to relative performance.

FACTOR

IMPACT

  SUMMARY

Information Technology

Negative

Our underweight exposure to information technology stocks detracted from relative performance. This positioning is a natural byproduct of the portfolio’s income focus as technology names tend to be lower yielding relative to other areas of the market.

Middle East

Negative

Exposure to the Middle East names detracted from relative performance, driven by challenged security selection in the region.

Financials

Positive

An overweight exposure to financials contributed. Strong security selection, particularly in Manulife and Intesa Sanpaolo, also contributed to relative performance.

Dividend Paying Stocks

Positive

Our overweight exposure to dividend paying stocks contributed to relative performance as investors favored these names over other areas of the market.

Virtus WMC International Dividend ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific indexes for the same period. The Fund has changed its style-specific index from the MSCI World ex USA High Dividend Yield Index to the MSCI World ex USA Value Index, which employs an index methodology that more closely aligns with the investment process used in managing the Fund’s portfolio.

Growth of $ 10,000

	Virtus WMC Internatinal Dividend ETF - NAV $15,986	MSCI ACWI ex USA Index $13,595	MSCI World Ex USA High Dividend Yield Index $14,662	MSCI World ex USA Value Index $13,651
10/10/17	$10,000	$10,000	$10,000	$10,000
10/31/17	$10,038	$10,053	$9,963	$10,017
11/30/17	$10,289	$10,135	$10,010	$10,108
12/31/17	$10,503	$10,362	$10,167	$10,280
1/31/18	$11,080	$10,939	$10,543	$10,796
2/28/18	$10,637	$10,423	$10,012	$10,250
3/31/18	$10,457	$10,239	$9,840	$10,021
4/30/18	$10,638	$10,402	$10,185	$10,322
5/31/18	$10,632	$10,162	$9,813	$9,928
6/30/18	$10,496	$9,971	$9,724	$9,815
7/31/18	$10,765	$10,210	$10,054	$10,088
8/31/18	$10,878	$9,996	$9,802	$9,744
9/30/18	$10,943	$10,042	$9,886	$9,928
10/31/18	$10,027	$9,225	$9,271	$9,261
11/30/18	$10,181	$9,312	$9,277	$9,215
12/31/18	$9,431	$8,891	$8,841	$8,732
1/31/19	$10,204	$9,562	$9,471	$9,370
2/28/19	$10,513	$9,749	$9,746	$9,535
3/31/19	$10,545	$9,807	$9,770	$9,473
4/30/19	$10,928	$10,066	$10,003	$9,706
5/31/19	$10,316	$9,526	$9,460	$9,145
6/30/19	$10,965	$10,100	$10,045	$9,639
7/31/19	$10,962	$9,978	$9,894	$9,435
8/31/19	$10,675	$9,669	$9,667	$9,063
9/30/19	$10,875	$9,918	$10,106	$9,500
10/31/19	$11,090	$10,264	$10,496	$9,812
11/30/19	$11,379	$10,355	$10,541	$9,864
12/31/19	$11,688	$10,803	$10,938	$10,219
1/31/20	$11,629	$10,513	$10,642	$9,854
2/29/20	$10,695	$9,682	$9,684	$8,935
3/31/20	$9,091	$8,280	$8,207	$7,280
4/30/20	$10,053	$8,908	$8,649	$7,683
5/31/20	$10,571	$9,199	$8,814	$7,907
6/30/20	$10,740	$9,615	$9,138	$8,179
7/31/20	$10,840	$10,043	$9,243	$8,217
8/31/20	$11,257	$10,473	$9,683	$8,712
9/30/20	$10,881	$10,216	$9,248	$8,289
10/31/20	$10,403	$9,996	$8,899	$7,976
11/30/20	$11,840	$11,341	$10,348	$9,483
12/31/20	$12,269	$11,954	$10,793	$9,890
1/31/21	$12,184	$11,980	$10,767	$9,832
2/28/21	$12,350	$12,217	$11,034	$10,325
3/31/21	$12,875	$12,372	$11,375	$10,713
4/30/21	$13,203	$12,736	$11,650	$10,951
5/31/21	$13,740	$13,134	$11,981	$11,360
6/30/21	$13,489	$13,049	$11,727	$11,111
7/31/21	$13,632	$12,834	$11,815	$11,062
8/31/21	$13,570	$13,078	$11,733	$11,172
9/30/21	$13,059	$12,659	$11,227	$10,992
10/31/21	$13,255	$12,961	$11,474	$11,236
11/30/21	$12,872	$12,378	$11,003	$10,562
12/31/21	$13,668	$12,889	$11,725	$11,201
1/31/22	$13,835	$12,414	$11,942	$11,373
2/28/22	$13,664	$12,168	$11,940	$11,256
3/31/22	$13,948	$12,188	$12,227	$11,375
4/30/22	$13,279	$11,423	$11,721	$10,805
5/31/22	$13,561	$11,505	$11,868	$11,092
6/30/22	$12,418	$10,515	$10,821	$9,969
7/31/22	$12,482	$10,875	$10,987	$10,192
8/31/22	$11,945	$10,525	$10,559	$9,833
9/30/22	$10,902	$9,473	$9,629	$8,949
10/31/22	$11,395	$9,756	$10,144	$9,520
11/30/22	$12,822	$10,908	$11,336	$10,503
12/31/22	$12,846	$10,826	$11,525	$10,569
1/31/23	$13,599	$11,705	$12,223	$11,413
2/28/23	$13,259	$11,294	$11,938	$11,214
3/31/23	$13,594	$11,570	$12,286	$11,164
4/30/23	$14,059	$11,771	$12,663	$11,529
5/31/23	$13,236	$11,343	$11,896	$10,896
6/30/23	$13,793	$11,852	$12,504	$11,513
7/31/23	$14,350	$12,334	$13,046	$12,030
8/31/23	$13,924	$11,777	$12,571	$11,650
9/30/23	$13,775	$11,405	$12,490	$11,535
10/31/23	$13,408	$10,934	$12,037	$11,015
11/30/23	$14,396	$11,918	$12,955	$11,899
12/31/23	$15,030	$12,517	$13,647	$12,523
1/31/24	$14,828	$12,393	$13,449	$12,484
2/29/24	$14,779	$12,707	$13,349	$12,496
3/31/24	$15,212	$13,104	$13,805	$13,051
4/30/24	$14,952	$12,868	$13,720	$12,885
5/31/24	$15,525	$13,242	$14,263	$13,405
6/30/24	$15,133	$13,229	$13,921	$13,028
7/31/24	$15,820	$13,536	$14,558	$13,656
8/31/24	$16,391	$13,921	$15,167	$14,048
9/30/24	$16,646	$14,296	$15,503	$14,291
10/31/24	$15,986	$13,595	$14,662	$13,651
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 10/10/17
Virtus WMC International Dividend ETF - NAV	19.23	7.59	6.87
MSCI World Ex USA High Dividend Yield Index	21.80	6.91	5.57
MSCI ACWI ex USA Index	24.33	5.78	4.44
MSCI World ex USA Value Index	23.93	6.83	4.51

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus WMC International Dividend ETF | 2

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$12,486,333
Total number of portfolio holdings	144
Total advisory fees paid	$48,186
Portfolio turnover rate	41%

ASSET ALLOCATION Footnote Reference(1)

Financials	27.80%
Industrials	13.70%
Energy	9.50%
Consumer Discretionary	8.70%
Consumer Staples	7.70%
Communication Services	7.40%
Health Care	7.40%
Utilities	6.20%
Materials	4.70%
Information Technology	4.60%
Real Estate	2.30%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus WMC International Dividend ETF | 3

InfraCap MLP ETF

AMZA / NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about the InfraCap MLP ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap MLP ETF	$308	2.75%

Portfolio Manager Commentary by Infrastructure Capital Advisors, LLC

For the fiscal year ended October 31, 2024, the Fund at NAV returned 24.40%. For the same period, the FT Wilshire 5000 Index and the

S&P 500® Index, each a broad-based securities market index, returned 37.86%  and 38.02%, respectively, and the Alerian MLP Infrastructure Index, which serves as the style-specific index, returned 22.45%.

What factors impacted Fund performance over the reporting period?

Natural Gas and C-Corp exposure were factors that positively contributed to the Fund's relative outperformance to the Alerian MLP Infrastructure Index (“Benchmark”) for the 12-month period. The Fund's overweight exposure to select companies with regulated natural gas pipelines positively contributed to relative performance. Further, AMZA’s overweight exposure to C-Corps enhanced returns relative to the Benchmark. The Fund's underweight exposure to smaller size companies held in the Benchmark detracted from relative performance during the period. In addition, overweight exposure to the MLP refining sector detracted from relative performance. Overall, MLPs performed well during the period and benefited from forecasted increases in energy demands from Artificial Intelligence and data centers.

FACTOR

IMPACT

  SUMMARY

Natural Gas

Positive

Overweight exposure, in companies such as Williams Cos (WMB), TC Energy (TRP), and Kinder Morgan (KMI), enhanced income and contributed to relative outperformance.

C-Corp

Positive

C-Corp exposure, in companies such as Targa Resources (TRGP) and Oneok Inc (OKE), contributed to outperformance.

Refining & Marketing

Negative

Overweight exposures to the MLP refining sector relative to Benchmark detracted from performance.

Company Size

Negative

Underweight exposure to small company issuers that performed well during the period due to strong MLP sector performance.

InfraCap MLP ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market indexes and a style-specific index for the same period. The Fund has changed its broad-based index to the FT Wilshire 5000 Index, which includes large, mid, small and micro-capitalization companies.

Growth of $ 10,000

	InfraCap MLP ETF - NAV $6,754	FT Wilshire 5000 Index $22,499	S&P 500® Index $34,618	Alerian MLP Infrastructure Index $11,760
10/31/14	$9,683	$10,415	$10,381	$9,724
11/30/14	$9,668	$10,676	$10,660	$9,553
12/31/14	$9,125	$10,462	$10,444	$9,099
1/31/15	$8,716	$10,172	$10,131	$8,806
2/28/15	$9,148	$10,752	$10,713	$8,998
3/31/15	$8,773	$10,630	$10,544	$8,631
4/30/15	$9,392	$10,688	$10,645	$9,141
5/31/15	$9,031	$10,826	$10,782	$8,878
6/30/15	$8,203	$10,636	$10,573	$8,097
7/31/15	$7,938	$10,824	$10,794	$7,966
8/31/15	$7,247	$10,181	$10,143	$7,472
9/30/15	$5,745	$9,904	$9,892	$6,315
10/31/15	$6,357	$10,697	$10,727	$6,899
11/30/15	$5,589	$10,747	$10,759	$6,350
12/31/15	$4,965	$10,535	$10,589	$6,211
1/31/16	$3,972	$9,960	$10,063	$5,398
2/29/16	$3,866	$9,955	$10,050	$5,399
3/31/16	$4,290	$10,658	$10,732	$5,860
4/30/16	$5,158	$10,727	$10,773	$6,566
5/31/16	$5,422	$10,922	$10,967	$6,698
6/30/16	$5,696	$10,956	$10,995	$7,065
7/31/16	$5,848	$11,386	$11,400	$7,103
8/31/16	$5,958	$11,413	$11,416	$7,058
9/30/16	$6,012	$11,425	$11,419	$7,196
10/31/16	$5,811	$11,192	$11,210	$6,892
11/30/16	$5,959	$11,702	$11,626	$7,073
12/31/16	$6,152	$11,943	$11,855	$7,375
1/31/17	$6,293	$12,156	$12,080	$7,711
2/28/17	$6,398	$12,609	$12,560	$7,786
3/31/17	$6,386	$12,615	$12,574	$7,678
4/30/17	$6,325	$12,747	$12,704	$7,549
5/31/17	$6,052	$12,875	$12,882	$7,191
6/30/17	$6,058	$12,987	$12,963	$7,148
7/31/17	$6,144	$13,234	$13,229	$7,213
8/31/17	$5,835	$13,266	$13,270	$6,808
9/30/17	$5,900	$13,586	$13,544	$6,846
10/31/17	$5,611	$13,879	$13,860	$6,530
11/30/17	$5,468	$14,301	$14,285	$6,436
12/31/17	$5,748	$14,455	$14,444	$6,725
1/31/18	$6,138	$15,214	$15,270	$7,125
2/28/18	$5,484	$14,653	$14,708	$6,415
3/31/18	$5,014	$14,345	$14,334	$5,951
4/30/18	$5,418	$14,402	$14,389	$6,419
5/31/18	$5,720	$14,798	$14,735	$6,696
6/30/18	$5,572	$14,894	$14,826	$6,613
7/31/18	$6,009	$15,411	$15,378	$7,062
8/31/18	$6,127	$15,952	$15,879	$7,216
9/30/18	$5,942	$15,978	$15,969	$7,075
10/31/18	$5,182	$14,812	$14,878	$6,495
11/30/18	$5,058	$15,098	$15,181	$6,461
12/31/18	$4,305	$13,694	$13,810	$5,922
1/31/19	$5,028	$14,878	$14,917	$6,690
2/28/19	$5,031	$10,323	$15,396	$6,700
3/31/19	$5,221	$10,473	$15,695	$6,951
4/30/19	$5,146	$10,893	$16,331	$6,865
5/31/19	$4,791	$10,182	$15,293	$6,798
6/30/19	$5,114	$10,892	$16,371	$6,973
7/31/19	$5,022	$11,054	$16,606	$6,942
8/31/19	$4,575	$10,828	$16,343	$6,570
9/30/19	$4,712	$11,025	$16,649	$6,620
10/31/19	$4,372	$11,266	$17,009	$6,182
11/30/19	$4,055	$11,684	$17,627	$5,800
12/31/19	$4,518	$12,026	$18,159	$6,318
1/31/20	$4,114	$12,027	$18,152	$5,944
2/29/20	$3,294	$11,041	$16,657	$5,099
3/31/20	$1,175	$9,537	$14,600	$2,648
4/30/20	$1,970	$10,802	$16,472	$3,907
5/31/20	$2,238	$11,364	$17,256	$4,245
6/30/20	$1,950	$11,631	$17,599	$3,898
7/31/20	$1,914	$12,289	$18,592	$3,756
8/31/20	$1,919	$13,187	$19,928	$3,760
9/30/20	$1,566	$12,694	$19,171	$3,259
10/31/20	$1,632	$12,414	$18,661	$3,410
11/30/20	$2,173	$13,908	$20,704	$4,223
12/31/20	$2,269	$14,531	$21,500	$4,330
1/31/21	$2,457	$14,483	$21,283	$4,571
2/28/21	$2,732	$14,925	$21,869	$4,930
3/31/21	$2,961	$15,473	$22,827	$5,276
4/30/21	$3,264	$16,290	$24,045	$5,670
5/31/21	$3,521	$16,366	$24,213	$6,076
6/30/21	$3,748	$16,777	$24,779	$6,455
7/31/21	$3,442	$17,077	$25,367	$6,029
8/31/21	$3,329	$17,580	$26,139	$5,872
9/30/21	$3,416	$16,801	$24,923	$6,050
10/31/21	$3,612	$17,931	$26,669	$6,372
11/30/21	$3,286	$17,721	$26,484	$5,884
12/31/21	$3,453	$18,410	$27,671	$6,102
1/31/22	$3,909	$17,356	$26,239	$6,780
2/28/22	$4,100	$16,932	$25,454	$7,139
3/31/22	$4,137	$17,499	$26,399	$7,277
4/30/22	$4,112	$15,916	$24,097	$7,250
5/31/22	$4,499	$15,892	$24,141	$7,811
6/30/22	$3,738	$14,563	$22,148	$6,698
7/31/22	$4,304	$15,954	$24,190	$7,542
8/31/22	$4,541	$15,349	$23,204	$7,845
9/30/22	$4,087	$13,916	$21,067	$7,258
10/31/22	$4,808	$15,058	$22,772	$8,303
11/30/22	$4,864	$15,832	$24,045	$8,410
12/31/22	$4,566	$14,905	$22,660	$8,017
1/31/23	$4,953	$15,932	$24,083	$8,504
2/28/23	$4,859	$15,560	$23,496	$8,350
3/31/23	$4,776	$15,986	$24,358	$8,291
4/30/23	$4,864	$16,152	$24,739	$8,431
5/31/23	$4,805	$16,221	$24,846	$8,431
6/30/23	$5,101	$17,334	$26,488	$8,807
7/31/23	$5,258	$17,956	$27,339	$9,342
8/31/23	$5,309	$17,607	$26,904	$9,411
9/30/23	$5,446	$16,766	$25,621	$9,634
10/31/23	$5,429	$16,320	$25,082	$9,604
11/30/23	$5,939	$17,844	$27,373	$10,275
12/31/23	$5,638	$18,794	$28,616	$9,922
1/31/24	$5,908	$18,995	$29,097	$10,356
2/29/24	$6,266	$20,019	$30,651	$10,853
3/31/24	$6,678	$20,664	$31,637	$11,385
4/30/24	$6,444	$19,764	$30,345	$11,234
5/31/24	$6,433	$20,697	$31,850	$11,296
6/30/24	$6,838	$21,347	$32,992	$11,822
7/31/24	$6,934	$21,740	$33,394	$11,909
8/31/24	$6,932	$22,212	$34,204	$11,963
9/30/24	$6,868	$22,663	$34,934	$11,909
10/31/24	$6,754	$22,499	$34,618	$11,760
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
InfraCap MLP ETF - NAV	24.40	9.09	-3.54
FT Wilshire 5000 Index	37.86	14.84	12.63
S&P 500® Index	38.02	15.27	13.00
Alerian MLP Infrastructure Index	22.45	13.73	1.92

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

InfraCap MLP ETF | 2

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$377,544,101
Total number of portfolio holdings	31
Total advisory fees paid	$3,561,116
Portfolio turnover rate	59%

ASSET ALLOCATION Footnote Reference(1)

Energy	98.00%
Money Market fund	1.80%
Utilities	0.20%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

InfraCap MLP ETF | 3

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $227,321 for 2024 and $222,509 for 2023.

(b)	Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2024 and $0 for 2023.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning were $208,817 for 2024 and $209,618 for 2023.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services rendered by the principal accountant to the registrant, which include but are not limited to accounting consultations concerning financial accounting and reporting standards, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2024 and $0 for 2023.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $252,136 for 2024 and $240,718 for 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: James A. Simpson, Robert S. Tull, Jr., and Myles J. Edwards.

(b)	Not applicable.

Item 6. Investments.

(a)	Please refer to Item 7.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIALS

(FORM N-CSR Items 7-11)

ETFis Series Trust I

October 31, 2024

INFRACAP REIT PREFERRED ETF

VIRTUS INFRACAP U.S. PREFERRED STOCK ETF

VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF

VIRTUS LIFESCI BIOTECH PRODUCTS ETF

VIRTUS NEWFLEET MULTI-SECTOR BOND ETF

VIRTUS PRIVATE CREDIT STRATEGY ETF

VIRTUS REAL ASSET INCOME ETF

VIRTUS WMC INTERNATIONAL DIVIDEND ETF

INFRACAP MLP ETF

Portfolio Composition (unaudited)

October 31, 2024

Asset Allocation as of 10/31/2024 (based on net assets)

InfraCap REIT Preferred ETF
Real Estate	60.8%
Financials	38.4%
Money Market Fund	0.7%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Virtus InfraCap U.S. Preferred Stock ETF
Financials	64.2%*
Real Estate	25.4%*
Industrials	11.5%
Utilities	8.9%
Communication Services	7.4%
Energy	4.3%
Consumer Discretionary	0.9%
Health Care	0.1%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets	(23.1)%
Total	100.0%

Virtus LifeSci Biotech Clinical Trials ETF
Health Care	98.0%
Money Market Fund	6.7%
Liabilities in Excess of Other Assets	(4.7)%
Total	100.0%

Virtus LifeSci Biotech Products ETF
Health Care	99.2%
Money Market Fund	1.5%
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%

*Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

Portfolio Composition (unaudited) (continued)

October 31, 2024

Virtus Newfleet Multi-Sector Bond ETF
Corporate Bonds	27.2%
Foreign Bonds	19.9%
Term Loans	12.7%
Asset Backed Securities	11.2%
Residential Mortgage Backed Securities	9.6%
U.S. Government Securities	5.8%
Mortgage Backed Securities	5.6%
Commercial Mortgage Backed Securities	4.2%
Money Market Fund	3.0%
Exchange Traded Funds	2.0%
Common Stocks	0.0%**
Liabilities in Excess of Other Assets	(1.2)%
Total	100.0%

Virtus Private Credit Strategy ETF
Financials	57.8%
Closed-End Funds	39.9%
Money Market Fund	9.4%
Liabilities in Excess of Other Assets	(7.1)%
Total	100.0%

Virtus Real Asset Income ETF
Energy	33.4%
Real Estate	32.3%
Utilities	15.5%
Materials	9.5%
Communication Services	5.6%
Consumer Staples	1.2%
Money Market Fund	2.1%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

**Amount rounds to less than 0.05%.

Portfolio Composition (unaudited) (continued)

October 31, 2024

Virtus WMC International Dividend ETF
Financials	27.4%
Industrials	13.5%
Energy	9.3%
Consumer Discretionary	8.6%
Consumer Staples	7.6%
Health Care	7.3%
Communication Services	7.3%
Utilities	6.1%
Information Technology	4.7%
Materials	4.6%
Real Estate	2.2%
Other Assets in Excess of Liabilities	1.4%
Total	100.0%

InfraCap MLP ETF
Energy	133.1%
Utilities	0.2%
Written Options	0.0%**
Money Market Funds	2.4%
Liabilities in Excess of Other Assets	(35.7)%
Total	100.0%

**Amount rounds to less than 0.05%.

Schedule of Investments — InfraCap REIT Preferred ETF

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS — 99.2%

Financials — 38.4%
ACRES Commercial Realty Corp., Series C, 10.52%	18,532	$460,891
AG Mortgage Investment Trust, Inc., Series B, 8.00%	26,743	601,717
AG Mortgage Investment Trust, Inc., Series C, 11.68%	10,662	268,469
AGNC Investment Corp., Series D, 9.25%	36,252	909,563
AGNC Investment Corp., Series E, 9.85%	61,564	1,555,722
AGNC Investment Corp., Series F, 6.13%	89,330	2,210,917
AGNC Investment Corp., Series G, 7.75%	10,600	269,240
Annaly Capital Management, Inc., Series F, 9.78%	62,650	1,619,502
Annaly Capital Management, Inc., Series G, 8.96%	66,835	1,706,966
Annaly Capital Management, Inc., Series I, 10.58%	67,183	1,736,009
Arbor Realty Trust, Inc., Series D, 6.38%	40,154	794,648
Arbor Realty Trust, Inc., Series E, 6.25%	21,431	418,976
Arbor Realty Trust, Inc., Series F, 6.25%	48,274	998,789
ARMOUR Residential REIT, Inc., Series C, 7.00%	26,175	606,213
Chimera Investment Corp., Series A, 8.00%	26,378	632,808
Chimera Investment Corp., Series B, 10.66%	23,222	589,142
Chimera Investment Corp., Series C, 7.75%	39,745	908,571
Chimera Investment Corp., Series D, 10.20%	31,199	778,415
DigitalBridge Group, Inc., Series H, 7.13%	78,059	1,973,332
DigitalBridge Group, Inc., Series I, 7.15%	124,534	3,146,974
DigitalBridge Group, Inc., Series J, 7.13%	111,002	2,769,500
Dynex Capital, Inc., Series C, 6.90%	16,616	423,210
Ellington Financial, Inc., 10.05%	9,079	227,611
Ellington Financial, Inc., Series C, 8.63%	573	14,720
Franklin BSP Realty Trust, Inc., Series E, 7.50%	39,867	932,090
Granite Point Mortgage Trust, Inc., Series A, 7.00%	30,485	513,063
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	11,889	259,775
Invesco Mortgage Capital, Inc., Series B, 7.75%	17,614	439,822
Invesco Mortgage Capital, Inc., Series C, 7.50%	30,153	731,210
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	51,483	1,119,755
MFA Financial, Inc., Series B, 7.50%	32,784	744,197
MFA Financial, Inc., Series C, 6.50%	42,963	1,038,845

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
New York Mortgage Trust, Inc., Series D, 8.00%	24,377	$561,890
New York Mortgage Trust, Inc., Series E, 7.88%	29,407	733,117
New York Mortgage Trust, Inc., Series F, 6.88%	21,872	485,996
PennyMac Mortgage Investment Trust, Series A, 8.13%	17,748	449,024
PennyMac Mortgage Investment Trust, Series B, 8.00%	30,109	751,220
PennyMac Mortgage Investment Trust, Series C, 6.75%	39,422	819,189
Ready Capital Corp., 5.75%	2,952	72,855
Ready Capital Corp., Series E, 6.50%	17,748	342,536
Rithm Capital Corp., Series A, 11.18%	23,951	609,553
Rithm Capital Corp., Series B, 11.02%	45,019	1,138,080
Rithm Capital Corp., Series C, 6.38%	63,416	1,541,009
Rithm Capital Corp., Series D, 7.00%	72,546	1,753,437
TPG RE Finance Trust, Inc., Series C, 6.25%	31,843	619,346
Two Harbors Investment Corp., Series A, 8.13%	19,415	480,910
Two Harbors Investment Corp., Series B, 7.63%	43,606	1,080,557
Two Harbors Investment Corp., Series C, 7.25%	49,321	1,213,790
Total Financials		44,053,171
Real Estate — 60.8%
Agree Realty Corp., Series A, 4.25%	64,713	1,276,787
American Homes 4 Rent, Series G, 5.88%	18,918	468,410
American Homes 4 Rent, Series H, 6.25%	42,401	1,073,169
Armada Hoffler Properties, Inc., Series A, 6.75%	43,438	1,049,896
Chatham Lodging Trust, Series A, 6.63%	16,616	390,476
City Office REIT, Inc., Series A, 6.63%	18,958	331,765
CTO Realty Growth, Inc., Series A, 6.38%	15,940	389,892
DiamondRock Hospitality Co., 8.25%	40,752	1,057,514
Digital Realty Trust, Inc., Series J, 5.25%	75,886	1,800,016
Digital Realty Trust, Inc., Series K, 5.85%	76,547	1,919,799
Digital Realty Trust, Inc., Series L, 5.20%	123,205	2,892,853
Diversified Healthcare Trust, 5.63%	155,638	2,490,208
Diversified Healthcare Trust, 6.25%	104,869	1,793,260
EPR Properties, Series G, 5.75%	56,930	1,247,336
Federal Realty Investment Trust, Series C, 5.00%	56,784	1,278,208

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Gladstone Commercial Corp., Series E, 6.63%	25,063	$604,269
Gladstone Commercial Corp., Series G, 6.00%	15,657	346,020
Gladstone Land Corp., Series B, 6.00%	46,569	1,031,503
Gladstone Land Corp., Series C, 6.00%	72,091	1,549,956
Global Medical REIT, Inc., Series A, 7.50%	9,816	250,777
Global Net Lease, Inc., Series A, 7.25%	72,971	1,662,279
Global Net Lease, Inc., Series B, 6.88%	43,173	923,902
Global Net Lease, Inc., Series D, 7.50%	78,436	1,794,616
Global Net Lease, Inc., Series E, 7.38%	36,587	819,549
Hudson Pacific Properties, Inc., Series C, 4.75%	176,315	2,572,436
Kimco Realty Corp., Series L, 5.13%	82,205	1,876,740
Kimco Realty Corp., Series M, 5.25%	96,757	2,226,379
National Storage Affiliates Trust, Series A, 6.00%	78,736	1,817,227
Office Properties Income Trust, 6.38%	72,246	857,560
Pebblebrook Hotel Trust, Series E, 6.38%	7,732	174,666
Pebblebrook Hotel Trust, Series F, 6.30%	56,892	1,326,721
Pebblebrook Hotel Trust, Series G, 6.38%	84,560	1,927,122
Pebblebrook Hotel Trust, Series H, 5.70%	85,881	1,777,737
Public Storage, Series F, 5.15%	27,313	665,071
Public Storage, Series G, 5.05%	38,572	930,357
Public Storage, Series H, 5.60%	28,916	723,478
Public Storage, Series I, 4.88%	40,721	928,439
Public Storage, Series J, 4.70%	32,025	704,550
Public Storage, Series K, 4.75%	27,646	611,806
Public Storage, Series L, 4.63%	63,704	1,366,451
Public Storage, Series M, 4.13%	5,603	110,267
Public Storage, Series N, 3.88%	33,742	616,804
Public Storage, Series O, 3.90%	23,019	421,248
Public Storage, Series P, 4.00%	74,200	1,387,540

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series Q, 3.95%	20,402	$380,293
Public Storage, Series R, 4.00%	51,131	964,331
Public Storage, Series S, 4.10%	11,912	234,071
Regency Centers Corp., Series B, 5.88%	2,369	57,875
Saul Centers, Inc., Series E, 6.00%	28,628	668,464
SITE Centers Corp., Series A, 6.38%	66,309	1,665,019
SL Green Realty Corp., Series I, 6.50%	85,634	2,044,084
Summit Hotel Properties, Inc., Series E, 6.25%	30,939	649,410
Summit Hotel Properties, Inc., Series F, 5.88%	5,616	118,217
Sunstone Hotel Investors, Inc., Series H, 6.13%	18,753	431,319
Sunstone Hotel Investors, Inc., Series I, 5.70%	17,193	373,432
UMH Properties, Inc., Series D, 6.38%	97,074	2,338,513
Vornado Realty Trust, Series L, 5.40%	112,939	2,116,477
Vornado Realty Trust, Series M, 5.25%	120,418	2,195,220
Vornado Realty Trust, Series N, 5.25%	113,212	2,080,837
Vornado Realty Trust, Series O, 4.45%	112,069	1,881,638
Total Real Estate		69,664,259
Total Preferred Stocks
(Cost $111,823,445)		113,717,430

MONEY MARKET FUNDS — 0.7%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.78%(1)	400,880	400,880
RBC BlueBay U.S. Government Money Market Fund - Institutional Shares, 4.77%(1)	400,880	400,880
Total Money Market Funds
(Cost $801,760)		801,760

TOTAL INVESTMENTS — 99.9%
(Cost $112,625,205)		114,519,190
Other Assets in Excess of Liabilities — 0.1%		125,725
Net Assets — 100.0%		$114,644,915

(1)The rate shown reflects the seven-day yield as of October 31, 2024.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$113,717,430	$ —	$—	$113,717,430
Money Market Funds	801,760	—	—	801,760
Total	$114,519,190	$—	$—	$114,519,190

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS — 121.2%

Communication Services — 7.4%
AT&T, Inc., Series A, 5.00%	2,206	$47,870
Liberty Broadband Corp., Series A, 7.00%(1)	88,524	2,120,150
Qwest Corp., 6.50%(1)	1,183,479	18,971,168
Qwest Corp., 6.75%(1)	905,796	14,592,374
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	732,042	15,065,424
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	1,561,136	29,255,689
United States Cellular Corp., 5.50%(1)	783,427	17,634,636
United States Cellular Corp., 6.25%(1)	170,817	4,009,075
Total Communication Services		101,696,386
Consumer Discretionary — 0.9%
Ford Motor Co., 6.00%(1)
	508,564	12,434,390

Energy — 4.3%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)(1)	19,576	379,579
Energy Transfer LP, Series I, 9.25%(1)	3,290,311	39,088,895
GasLog Partners LP, Series A, 8.63% (Greece)(1)	691,891	17,899,151
GasLog Partners LP, Series B, 10.69% (Greece)(1)	68,671	1,741,496
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	439,300
Total Energy		59,548,421
Financials — 64.2%†
Abacus Life, Inc., 9.88%(1)	148,558	3,947,929
ACRES Commercial Realty Corp., Series C, 10.52%	71,301	1,773,256
ACRES Commercial Realty Corp., Series D, 7.88%	40,918	950,525
Affiliated Managers Group, Inc., 4.20%	3,397	59,447
Affiliated Managers Group, Inc., 6.75%(1)	63,720	1,636,967
AG Mortgage Investment Trust, Inc., 9.50%(1)	265,138	6,774,270
AG Mortgage Investment Trust, Inc., Series A, 8.25%	400	9,060
AG Mortgage Investment Trust, Inc., Series B, 8.00%(1)	272,115	6,122,587
AG Mortgage Investment Trust, Inc., Series C, 11.68%(1)	420,199	10,580,611
AGNC Investment Corp., Series D, 9.25%(1)	11,013	276,316
AGNC Investment Corp., Series G, 7.75%(1)	44,935	1,141,349
American National Group, Inc., Series A, 5.95%(1)	99,249	2,493,135
American National Group, Inc., Series B, 6.63%(1)	12,175	309,123
Angel Oak Mortgage REIT, Inc., 9.50%	69,272	1,732,493

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Apollo Global Management, Inc., 6.75%	125,151	$ 9,557,782
Arbor Realty Trust, Inc., Series D, 6.38%	45,766	905,709
Arbor Realty Trust, Inc., Series E, 6.25%(1)	46,719	913,356
Arbor Realty Trust, Inc., Series F, 6.25%	37,669	779,372
Ares Management Corp., Series B, 6.75%*	205,883	11,097,094
Argo Group International Holdings, Inc., 7.00%(1)	18,578	464,264
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	442,197	10,241,282
Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	14,335	300,032
Associated Banc-Corp., 6.63%	5,074	124,364
Athene Holding Ltd., 7.25%(1)	659,615	16,985,086
Atlanticus Holdings Corp., 9.25%(1)	1,234,869	30,550,659
Atlanticus Holdings Corp., Series B, 7.63%(1)	40,518	926,241
B Riley Financial, Inc., 5.25%(1)	70,929	812,137
B Riley Financial, Inc., 6.00%(1)	123,520	1,377,248
Banc of California, Inc., Series F, 7.75%(1)	1,301,736	31,502,011
Bank of America Corp., Series 4, 6.07%(1)	8,495	205,579
Bank of America Corp., Series E, 5.73%	8,997	221,416
Bank of Hawaii Corp., 8.00%(1)	659,159	17,639,095
Bank OZK, Series A, 4.63%(1)	28,487	537,265
Brighthouse Financial, Inc., Series C, 5.38%	3,809	77,170
Brighthouse Financial, Inc., Series D, 4.63%(1)	118,240	2,042,005
Brookfield Finance, Inc., Series 50, 4.63% (Canada)	4,644	85,775
Brookfield Oaktree Holdings LLC, Series A, 6.63%(1)	9,898	241,709
Brookfield Oaktree Holdings LLC, Series B, 6.55%(1)	15,886	374,115
Chimera Investment Corp., 9.00%(1)	132,288	3,405,093
Chimera Investment Corp., 9.25%*	116,336	2,994,489
Chimera Investment Corp., Series A, 8.00%(1)	343,891	8,249,945
Chimera Investment Corp., Series B, 10.66%(1)	525,760	13,338,531
Chimera Investment Corp., Series C, 7.75%(1)	702,560	16,060,522
Chimera Investment Corp., Series D, 10.20%(1)	691,443	17,251,503
CION Investment Corp., 7.50%*	954,171	24,474,486
Citizens Financial Group, Inc., 7.38%	3,189	86,422
Compass Diversified Holdings, Series A, 7.25%(1)	472,211	11,583,336
Compass Diversified Holdings, Series B, 7.88%(1)	30,882	755,683
Compass Diversified Holdings, Series C, 7.88%	76,794	1,886,061
DigitalBridge Group, Inc., Series H, 7.13%(1)	767,334	19,398,203
DigitalBridge Group, Inc., Series I, 7.15%(1)	1,295,217	32,730,134
DigitalBridge Group, Inc., Series J, 7.13%(1)	586,605	14,635,795

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Dime Community Bancshares, Inc., 5.50%(1)	11,017	$ 224,086
Dime Community Bancshares, Inc., 9.00%(1)	313,546	8,531,587
Eagle Point Income Co., Inc., Series B, 7.75%(1)	16,063	400,932
Eagle Point Income Co., Inc., Series C, 8.00%	69,002	1,727,120
Eagle Point Institutional Income Fund, Series A, 8.13%*	110,681	2,747,102
Ellington Financial, Inc., 10.05%(1)	835,200	20,938,464
Enstar Group Ltd., Series D, 7.00%	46	984
Enterprise Financial Services Corp., Series A, 5.00%(1)	276,117	5,649,354
F&G Annuities & Life, Inc., 7.95%	4,555	123,714
Fifth Third Bancorp, Series A, 6.00%	2,361	58,246
Flagstar Financial, Inc., Series A, 6.38%(1)	1,799,286	37,659,056
Franklin BSP Realty Trust, Inc., Series E, 7.50%	44,575	1,042,163
Heartland Financial USA, Inc., Series E, 7.00%(1)	15,630	390,437
Huntington Bancshares, Inc., Series J, 6.88%	1	26
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	487,411	12,170,653
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	514,333	12,472,575
Kemper Corp., 5.88%(1)	327,939	7,670,493
KeyCorp, Series E, 6.13%	44,953	1,144,054
KeyCorp, Series F, 5.65%	79	1,841
M&T Bank Corp., Series J, 7.50%	178	4,863
Merchants Bancorp, Series B, 9.42%(1)	159,842	4,031,215
Merchants Bancorp, Series C, 6.00%(1)	182,585	4,199,455
MFA Financial, Inc., 8.88%	100	2,560
MFA Financial, Inc., 9.00%	53,204	1,363,619
MFA Financial, Inc., Series B, 7.50%(1)	436,148	9,900,560
MFA Financial, Inc., Series C, 6.50%(1)	959,041	23,189,611
MidCap Financial Investment Corp., 8.00%	3,739	95,344
Morgan Stanley, Series A, 5.62%	3,526	83,425
Morgan Stanley, Series Q, 6.63%	2,387	63,017
Navient Corp., 6.00%(1)	17,487	349,740
New York Community Capital Trust V, 6.00%	578,184	22,896,086
New York Mortgage Trust, Inc., Series D, 8.00%(1)	1,442,733	33,254,996
New York Mortgage Trust, Inc., Series E, 7.88%(1)	875,840	21,834,691
New York Mortgage Trust, Inc., Series F, 6.88%	9,005	200,091
NewtekOne, Inc., 8.50%	53,277	1,341,515
NewtekOne, Inc., 8.63%*	502,114	12,703,484
Oxford Lane Capital Corp., 8.75%	81,331	2,117,859
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	71,996	1,660,228

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	234,499	$ 5,932,825
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	792,320	19,768,384
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	141,290	2,936,006
Prospect Capital Corp., Series A, 5.35%(1)	772,211	15,058,114
Ready Capital Corp., 6.20%	1,233	30,184
Ready Capital Corp., Series C, 6.25%	325	6,094
Ready Capital Corp., Series E, 6.50%	7,876	152,007
Redwood Trust, Inc., 9.00%(1)	343,460	8,696,407
Redwood Trust, Inc., 10.00%(1)	66,052	1,718,673
Regions Financial Corp., 6.95%	1,229,601	31,772,890
Regions Financial Corp., Series C, 5.70%	338	8,497
Rithm Capital Corp., Series A, 11.18%(1)	7,559	192,377
Rithm Capital Corp., Series B, 11.02%	23,189	586,218
Rithm Capital Corp., Series C, 6.38%	180,952	4,397,134
Rithm Capital Corp., Series D, 7.00%(1)	78,358	1,893,913
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	97,595	2,328,617
SLM Corp., Series B, 6.91%(1)	570,133	42,235,453
State Street Corp., Series G, 5.35%	18,211	453,272
Synchrony Financial, Series A, 5.63%(1)	696,374	14,387,087
Synchrony Financial, Series B, 8.25%(1)	397,349	10,315,180
Synovus Financial Corp., Series E, 8.40%(1)	76,383	2,020,330
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	51,745	1,078,883
TPG RE Finance Trust, Inc., Series C, 6.25%	17,473	339,850
Trinity Capital, Inc., 7.88%	775,606	19,623,873
Two Harbors Investment Corp., Series A, 8.13%(1)	20,792	515,018
Two Harbors Investment Corp., Series B, 7.63%(1)	760,396	18,842,613
Two Harbors Investment Corp., Series C, 7.25%(1)	1,169,010	28,769,336
US Bancorp, Series B, 5.52%	19,306	427,435
Valley National Bancorp, Series A, 6.25%(1)	1,047,070	25,517,096
Valley National Bancorp, Series B, 8.43%(1)	209,550	5,154,930
Valley National Bancorp, Series C, 8.25%	935,592	24,774,476
Webster Financial Corp., Series F, 5.25%	3,589	77,163
WesBanco, Inc., Series A, 6.75%	42,442	1,081,422
Wintrust Financial Corp., Series E, 6.88%(1)	17,043	428,631
Total Financials		886,383,671
Health Care — 0.1%
XOMA Royalty Corp., Series A, 8.63%(1)
	13,925	358,569

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Industrials — 11.5%
Alta Equipment Group, Inc., Series A, 10.00%	206	$ 5,260
Atlas Corp., Series D, 7.95% (Canada)	6,135	153,620
Atlas Corp., Series H, 7.88% (Canada)(1)	55,630	1,385,187
Babcock & Wilcox Enterprises, Inc., 6.50%(1)	277,306	6,045,271
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	847,946	20,248,951
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,598,343	21,897,299
Boeing Co., 6.00%*	500	26,865
Chart Industries, Inc., Series B, 6.75%	301,349	14,871,573
FTAI Aviation Ltd., Series B, 8.00%(1)	1,306,696	33,216,212
FTAI Aviation Ltd., Series C, 8.25%(1)	51,512	1,354,251
FTAI Aviation Ltd., Series D, 9.50%	22,964	610,842
Pitney Bowes, Inc., 6.70%(1)	787,630	16,461,467
Triton International Ltd., 6.88% (Bermuda)(1)	425,878	10,370,129
Triton International Ltd., 7.38% (Bermuda)(1)	865,418	21,246,012
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	495,137	11,100,972
Total Industrials		158,993,911
Information Technology — 0.0%(2)
Hewlett Packard Enterprise Co., 7.63%*
	6,064	350,802

Real Estate — 25.4%†
Armada Hoffler Properties, Inc., Series A, 6.75%	11,396	275,441
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	368,541	5,284,878
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	119,348	2,476,471
City Office REIT, Inc., Series A, 6.63%(1)	201,005	3,517,587
CTO Realty Growth, Inc., Series A, 6.38%(1)	254,527	6,225,730
DiamondRock Hospitality Co., 8.25%(1)	19,918	516,872
Digital Realty Trust, Inc., Series J, 5.25%	19,596	464,817
Digital Realty Trust, Inc., Series L, 5.20%	21,797	511,794
Diversified Healthcare Trust, 5.63%(1)	1,270,284	20,324,544
Diversified Healthcare Trust, 6.25%(1)	1,127,555	19,281,190
EPR Properties, Series C, 5.75%(1)	67,704	1,439,387
EPR Properties, Series E, 9.00%(1)	515,882	15,450,666
EPR Properties, Series G, 5.75%(1)	514,559	11,273,988
Gladstone Land Corp., Series B, 6.00%	12,839	284,384
Global Net Lease, Inc., Series A, 7.25%(1)	721,998	16,447,114
Global Net Lease, Inc., Series B, 6.88%(1)	663,705	14,203,287
Global Net Lease, Inc., Series D, 7.50%(1)	1,406,341	32,177,082
Global Net Lease, Inc., Series E, 7.38%(1)	416,713	9,334,371

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	1,047,018	$ 15,275,993
Kimco Realty Corp., Series N, 7.25%	312	19,032
LXP Industrial Trust, Series C, 6.50%(1)	34,541	1,775,062
National Healthcare Properties, Series B, 7.13%(1)	514,201	8,093,524
Office Properties Income Trust, 6.38%(1)	511,585	6,072,514
Pebblebrook Hotel Trust, Series E, 6.38%(1)	60,485	1,366,356
Pebblebrook Hotel Trust, Series F, 6.30%(1)	498,557	11,626,349
Pebblebrook Hotel Trust, Series G, 6.38%(1)	153,329	3,494,368
Pebblebrook Hotel Trust, Series H, 5.70%(1)	105,403	2,181,842
Regency Centers Corp., Series B, 5.88%(1)	230,386	5,628,330
RLJ Lodging Trust, Series A, 1.95%(1)	1,309,544	33,864,808
Saul Centers, Inc., Series E, 6.00%(1)	701,076	16,370,125
SITE Centers Corp., Series A, 6.38%	10,206	256,273
SL Green Realty Corp., Series I, 6.50%(1)	446,308	10,653,372
Summit Hotel Properties, Inc., Series E, 6.25%(1)	419,115	8,797,224
Summit Hotel Properties, Inc., Series F, 5.88%(1)	139,808	2,942,958
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	10,013	230,299
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	96,847	2,103,517
Vornado Realty Trust, Series L, 5.40%(1)	672,315	12,599,183
Vornado Realty Trust, Series M, 5.25%(1)	1,028,850	18,755,936
Vornado Realty Trust, Series N, 5.25%(1)	838,428	15,410,307
Vornado Realty Trust, Series O, 4.45%(1)	829,634	13,929,555
Total Real Estate		350,936,530
Utilities — 7.4%
Brookfield BRP Holdings Canada, Inc., 4.63% (Canada)	159	2,802
Brookfield BRP Holdings Canada, Inc., 7.25% (Canada)(1)	441,666	11,302,233
Brookfield Infrastructure Finance ULC, 7.25% (Canada)(1)	124,497	3,164,714
Eagle Point Credit Co., Inc., Series F, 8.00%(1)	109,257	2,718,314
NextEra Energy, Inc., 6.93%	208,001	9,308,045
NextEra Energy, Inc., 7.30%	15,995	846,295
SCE Trust III, Series H, 7.77%(1)	950,646	24,079,863
SCE Trust IV, Series J, 5.38%(1)	1,610,527	39,618,964
SCE Trust VI, 5.00%(1)	511,706	10,546,261
Sempra, 5.75%	2,122	52,668
South Jersey Industries, Inc., 5.63%(1)	5,636	107,450
Spire, Inc., Series A, 5.90%	4,980	123,902
Total Utilities		101,871,511
Total Preferred Stocks
(Cost $1,584,618,189)		1,672,574,191

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS — 1.5%
Industrials — 0.0%(2)
Chart Industries, Inc.*	8	$ 966

Utilities — 1.5%
Algonquin Power & Utilities Corp. (Canada)(1)	928,616	4,494,501
UGI Corp.(1)	671,611	16,058,219
Total Utilities		20,552,720

Total Common Stocks
(Cost $23,934,511)		20,553,686
	Principal
CORPORATE BOND — 0.0%(2)
Financials — 0.0%(2)
Hudson Pacific Properties LP, 4.65%, 04/01/29	$25,000	20,025
(Cost $20,785)

Security Description	Shares	Value

MONEY MARKET FUNDS — 0.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.78%(3)	2,812,880	$ 2,812,880
RBC BlueBay U.S. Government Money Market Fund - Institutional Shares, 4.77%(3)	2,812,880	2,812,880
Total Money Market Funds
(Cost $5,625,760)		5,625,760

TOTAL INVESTMENTS — 123.1%
(Cost $1,614,199,245)		1,698,773,662
Liabilities in Excess of Other Assets — (23.1)%		(318,509,414)
Net Assets — 100.0%		$1,380,264,248

*Non-income producing security.

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at October 31, 2024 was $1,243,999,482.

(2)Amount rounds to less than 0.05%.

(3)The rate shown reflects the seven-day yield as of October 31, 2024.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$1,672,574,191	$—	$—	$1,672,574,191
Common Stocks	20,553,686	—	—	20,553,686
Corporate Bond	—	20,025	—	20,025
Money Market Funds	5,625,760	—	—	5,625,760
Total	$1,698,753,637	$20,025	$—	$1,698,773,662

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS — 98.0%

Health Care — 98.0%
4D Molecular Therapeutics, Inc.*	3,773	$30,222
89bio, Inc.*	9,923	77,201
AbCellera Biologics, Inc. (Canada)*(1)	27,678	75,561
ACELYRIN, Inc.*	21,138	120,064
Aerovate Therapeutics, Inc.*	3,749	9,185
Agenus, Inc.*	5,759	24,188
Akero Therapeutics, Inc.*	3,741	115,335
Alector, Inc.*	18,697	91,989
Allogene Therapeutics, Inc.*	36,285	92,708
ALX Oncology Holdings, Inc.*	10,920	15,616
AnaptysBio, Inc.*	3,797	82,129
Annexon, Inc.*	15,339	112,282
Apogee Therapeutics, Inc.*(1)	2,138	111,262
Applied Therapeutics, Inc.*	17,524	154,912
Arbutus Biopharma Corp.*	29,162	112,128
Arcellx, Inc.*(1)	1,651	139,130
Arcturus Therapeutics Holdings, Inc.*	2,919	51,754
Arcus Biosciences, Inc.*	5,424	82,987
Arcutis Biotherapeutics, Inc.*	9,867	81,995
Arrowhead Pharmaceuticals, Inc.*	3,478	66,882
Arvinas, Inc.*	3,486	92,135
Autolus Therapeutics PLC (United Kingdom)*(2)	20,348	68,573
Avidity Biosciences, Inc.*	2,305	97,409
Beam Therapeutics, Inc.*(1)	3,653	80,037
Belite Bio, Inc.*(1)(2)	1,843	122,762
Bicycle Therapeutics PLC (United Kingdom)*(2)	3,789	88,833
Biohaven Ltd.*	2,760	137,338
Cabaletta Bio, Inc.*	7,338	26,050
Cargo Therapeutics, Inc.*	5,368	104,676
Cassava Sciences, Inc.*(1)	4,634	119,580
Celcuity, Inc.*	6,006	93,093
Celldex Therapeutics, Inc.*	2,529	65,906
Centessa Pharmaceuticals PLC*(1)(2)	9,285	139,646
CG oncology, Inc.*(1)	2,648	94,083
Cogent Biosciences, Inc.*	10,266	117,956
Compass Pathways PLC (United Kingdom)*(1)(2)	13,281	63,218
Crinetics Pharmaceuticals, Inc.*	1,962	109,794
Cullinan Therapeutics, Inc.*	4,228	65,745
CureVac NV (Germany)*(1)	23,036	63,119
Cytokinetics, Inc.*	1,747	89,097
Denali Therapeutics, Inc.*	4,164	108,097
Dianthus Therapeutics, Inc.*(1)	3,422	95,337
Disc Medicine, Inc.*	2,353	105,462
Dyne Therapeutics, Inc.*	2,736	78,961
Edgewise Therapeutics, Inc.*	5,145	172,718

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Editas Medicine, Inc.*	16,790	$ 48,691
Enliven Therapeutics, Inc.*	4,188	116,636
Erasca, Inc.*	42,275	109,492
Exscientia PLC (United Kingdom)*(2)	19,359	94,085
Fulcrum Therapeutics, Inc.*	11,813	37,329
HilleVax, Inc.*	6,230	11,276
Ideaya Biosciences, Inc.*	2,369	66,687
IGM Biosciences, Inc.*(1)	11,606	198,927
Immatics NV (Germany)*	7,115	64,747
Immunome, Inc.*(1)	5,743	65,872
Immunovant, Inc.*	3,462	101,298
Intellia Therapeutics, Inc.*	3,550	50,481
iTeos Therapeutics, Inc.*	5,655	47,785
Janux Therapeutics, Inc.*	2,178	117,590
Keros Therapeutics, Inc.*	1,859	107,896
Kura Oncology, Inc.*	4,275	71,478
Kymera Therapeutics, Inc.*(1)	2,640	121,889
Kyverna Therapeutics, Inc.*	6,381	30,501
Larimar Therapeutics, Inc.*	9,508	78,203
Liquidia Corp.*	6,860	74,431
Longboard Pharmaceuticals, Inc.*	4,618	275,787
Lyell Immunopharma, Inc.*	35,583	34,170
MacroGenics, Inc.*	19,694	72,080
Merus NV (Netherlands)*	1,595	79,638
Mineralys Therapeutics, Inc.*	7,267	97,233
MoonLake Immunotherapeutics*(1)	2,162	100,360
Neumora Therapeutics, Inc.*(1)	9,261	106,038
Neurogene, Inc.*(1)	2,194	96,558
Newamsterdam Pharma Co. NV (Netherlands)*	4,738	80,641
Nurix Therapeutics, Inc.*	5,512	135,485
Nuvalent, Inc. Class A*(1)	1,165	103,091
Nuvation Bio, Inc.*	30,821	68,114
Olema Pharmaceuticals, Inc.*	7,394	85,253
ORIC Pharmaceuticals, Inc.*(1)	11,997	112,532
Perspective Therapeutics, Inc.*	7,945	93,830
Pharvaris NV (Netherlands)*	5,089	126,563
Pliant Therapeutics, Inc.*	7,697	108,297
Praxis Precision Medicines, Inc.*	2,297	160,767
Precigen, Inc.*	54,216	42,733
Prime Medicine, Inc.*(1)	11,670	45,280
Protagonist Therapeutics, Inc.*	2,680	122,851
Prothena Corp. PLC (Ireland)*	4,315	73,355
Recursion Pharmaceuticals, Inc. Class A*(1)	9,763	61,702

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
REGENXBIO, Inc.*	7,043	$ 60,499
Relay Therapeutics, Inc.*	11,781	66,386
Replimune Group, Inc.*	9,739	114,531
REVOLUTION Medicines, Inc.*	2,321	124,174
Rocket Pharmaceuticals, Inc.*	4,028	67,066
Sana Biotechnology, Inc.*	12,890	45,115
Savara, Inc.*	22,701	82,518
Scholar Rock Holding Corp.*	9,771	277,887
Scilex Holding Co. (Singapore)*(1)(3)(4)	17,955	15,519
Silence Therapeutics PLC (United Kingdom)*(2)	4,674	80,860
Soleno Therapeutics, Inc.*	2,050	112,873
Spyre Therapeutics, Inc.*(1)	2,848	92,645
Stoke Therapeutics, Inc.*	5,256	64,964
Structure Therapeutics, Inc.*(1)(2)	1,787	73,535
Summit Therapeutics, Inc.*(1)	11,390	211,740
Syndax Pharmaceuticals, Inc.*	4,451	83,946
Tango Therapeutics, Inc.*	10,984	59,698
Taysha Gene Therapies, Inc.*	22,103	37,354
Terns Pharmaceuticals, Inc.*	11,550	79,233
Tyra Biosciences, Inc.*	4,642	77,429
uniQure NV (Netherlands)*	17,556	100,420
Vaxcyte, Inc.*	1,244	132,299
Vera Therapeutics, Inc.*	2,465	99,537
Verve Therapeutics, Inc.*(1)	16,455	94,287
Viking Therapeutics, Inc.*(1)	1,771	128,468
Vir Biotechnology, Inc.*	8,894	66,616
Viridian Therapeutics, Inc.*	7,011	151,227

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
WaVe Life Sciences Ltd.*	14,222	$ 194,984
Xencor, Inc.*	4,323	90,826
Xenon Pharmaceuticals, Inc. (Canada)*	2,425	99,692
Zentalis Pharmaceuticals, Inc.*	9,683	26,435
Zymeworks, Inc.*	10,114	138,562
Total Health Care		11,096,132
Total Common Stocks
(Cost $12,517,941)		11,096,132
SECURITIES LENDING COLLATERAL — 6.7%
Money Market Fund — 6.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(5)(6)
(Cost $754,964)	754,964	754,964

TOTAL INVESTMENTS — 104.7%
(Cost $13,272,905)		11,851,096
Liabilities in Excess of Other Assets — (4.7)%		(530,272)
Net Assets — 100.0%		$11,320,824

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,544,897; total market value of collateral held by the Fund was $2,663,904. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,908,940.

(2)American Depositary Receipts.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Restricted security. See Note 5.

(5)Represents securities purchased with cash collateral received for securities on loan.

(6)The rate shown reflects the seven-day yield as of October 31, 2024.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$11,080,613	$—	$15,519	$11,096,132
Money Market Fund	754,964	—	—	754,964
Total	$11,835,577	$—	$15,519	$11,851,096

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended October 31, 2024.

Schedule of Investments - Virtus LifeSci Biotech Products ETF

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS — 99.2%

Health Care — 99.2%
ACADIA Pharmaceuticals, Inc.*	21,826	$318,441
ADMA Biologics, Inc.*	30,552	498,303
Agios Pharmaceuticals, Inc.*	7,042	312,876
Alnylam Pharmaceuticals, Inc.*	2,058	548,642
Amgen, Inc.	1,103	353,137
Amicus Therapeutics, Inc.*	30,939	353,323
Apellis Pharmaceuticals, Inc.*	7,738	210,938
Ardelyx, Inc.*	50,747	297,885
Ascendis Pharma A/S (Denmark)*(1)	2,576	316,384
Aurinia Pharmaceuticals, Inc. (Canada)*	61,561	443,855
Axsome Therapeutics, Inc.*(2)	4,542	404,374
BeiGene Ltd. (China)*(1)	1,979	401,025
BioCryst Pharmaceuticals, Inc.*	52,865	423,449
Biogen, Inc.*	1,408	244,992
BioMarin Pharmaceutical, Inc.*	3,910	257,630
BioNTech SE (Germany)*(1)	3,431	388,046
Blueprint Medicines Corp.*	3,096	270,931
Bridgebio Pharma, Inc.*	11,357	265,867
CRISPR Therapeutics AG (Switzerland)*	5,047	234,130
Day One Biopharmaceuticals, Inc.*	25,491	375,228
Dynavax Technologies Corp.*	27,423	324,963
Esperion Therapeutics, Inc.*	113,178	230,883
Exelixis, Inc.*	14,998	497,934
Geron Corp.*	67,490	277,384
Gilead Sciences, Inc.	5,182	460,265
Halozyme Therapeutics, Inc.*	6,637	335,633
Harmony Biosciences Holdings, Inc.*(2)	11,067	355,583
ImmunityBio, Inc.*(2)	56,107	292,317
Immunocore Holdings PLC (United Kingdom)*(1)(2)	8,298	255,827
Incyte Corp.*	5,254	389,427
Insmed, Inc.*	5,344	359,544
Intra-Cellular Therapies, Inc.*	4,814	407,987
Ionis Pharmaceuticals, Inc.*	8,009	307,466
Iovance Biotherapeutics, Inc.*(2)	39,069	407,880
Ironwood Pharmaceuticals, Inc.*	55,075	217,546
Kiniksa Pharmaceuticals International PLC*	17,556	396,590
Krystal Biotech, Inc.*(2)	1,802	310,899
Legend Biotech Corp.*(1)	7,542	339,541
Lexicon Pharmaceuticals, Inc.*	179,972	350,945
Ligand Pharmaceuticals, Inc.*	4,049	427,979
Madrigal Pharmaceuticals, Inc.*(2)	1,189	308,355
Mirum Pharmaceuticals, Inc.*	12,344	474,750
Moderna, Inc.*	2,268	123,288
Neurocrine Biosciences, Inc.*	2,417	290,693
Novavax, Inc.*(2)	21,884	210,305
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
Phathom Pharmaceuticals, Inc.*(2)	30,078	515,838
PTC Therapeutics, Inc.*	8,925	356,286
Regeneron Pharmaceuticals, Inc.*	321	269,062

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Rhythm Pharmaceuticals, Inc.*(2)	7,423	$ 354,300
Roivant Sciences Ltd.*(2)	30,467	351,894
Sage Therapeutics, Inc.*	28,639	174,125
Sarepta Therapeutics, Inc.*	2,635	332,010
SpringWorks Therapeutics, Inc.*	8,415	253,544
Tarsus Pharmaceuticals, Inc.*	9,938	442,142
TG Therapeutics, Inc.*(2)	19,651	492,454
Theravance Biopharma, Inc.*	38,386	316,301
Travere Therapeutics, Inc.*(2)	45,490	796,075
Ultragenyx Pharmaceutical, Inc.*	7,638	389,462
United Therapeutics Corp.*	1,145	428,196
Vertex Pharmaceuticals, Inc.*	688	327,474
Y-mAbs Therapeutics, Inc.*(2)	27,332	396,587
Zai Lab Ltd. (China)*(1)(2)	16,727	505,490
Total Health Care		21,974,680
Total Common Stocks
(Cost $19,388,295)		21,974,680
SECURITIES LENDING COLLATERAL — 1.5%
Money Market Fund — 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(4)(5)
(Cost $325,415)	325,415	325,415

TOTAL INVESTMENTS — 100.7%
(Cost $19,713,710)		22,300,095
Liabilities in Excess of Other Assets — (0.7)%		(161,209)
Net Assets - 100.0%		$22,138,886

*Non-income producing security.

(1)American Depositary Receipts.

(2)All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,523,058; total market value of collateral held by the Fund was $5,733,744. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $5,408,329.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 2 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of October 31, 2024.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$21,623,735	$350,945	$—	$21,974,680
Money Market Fund	325,415	—	—	325,415
Total	$21,949,150	$$350,945	$—	$22,300,095

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS — 27.2%

Communication Services — 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$365,000	$332,332
Cmg Media Corp., 8.88%, 12/15/27(1)	410,000	297,763
CSC Holdings LLC, 11.75%, 01/31/29(1)	200,000	195,233
Directv Financing LLC, 8.88%, 02/01/30(1)	295,000	291,420
DISH DBS Corp., 5.88%, 11/15/24	55,000	54,633
Gray Television, Inc., 7.00%, 05/15/27(1)	115,000	112,000
Gray Television, Inc., 5.38%, 11/15/31(1)	600,000	362,493
Hughes Satellite Systems Corp., 6.63%, 08/01/26	280,000	242,518
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	60,000	45,290
Millennium Escrow Corp., 6.63%, 08/01/26(1)	450,000	289,969
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	19,931
Sprint Capital Corp., 8.75%, 03/15/32	160,000	193,694
T-Mobile USA, Inc., 5.05%, 07/15/33	96,000	95,622
Univision Communications, Inc., 6.63%, 06/01/27(1)	330,000	327,739
Total Communication Services		2,860,637

Consumer Discretionary — 1.7%
Aptiv PLC / Aptiv Global Financing Dac, 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	450,000	439,028
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	255,000	235,064
Churchill Downs, Inc., 6.75%, 05/01/31(1)	65,000	66,256
Ford Motor Co., 3.25%, 02/12/32	105,000	87,877
Ford Motor Co., 4.75%, 01/15/43	80,000	64,910
Ford Motor Credit Co. LLC, 6.05%, 11/05/31	120,000	120,000
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	175,000	175,878
Meritage Homes Corp., 3.88%, 04/15/29(1)	561,000	524,234
Newell Brands, Inc., 6.63%, 09/15/29	261,000	265,126
Newell Brands, Inc., 6.63%, 05/15/32	60,000	60,323
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(1)	130,000	135,034
Nmg Holding Co., Inc. / Neiman Marcus Group LLC, 8.50%, 10/01/28(1)	115,000	117,025
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	95,000	98,125
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29(1)	400,000	388,669
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	200,000	199,987
Wayfair LLC, 7.25%, 10/31/29(1)	5,000	5,072
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	230,000	220,000
Total Consumer Discretionary		3,202,608

Consumer Staples — 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	185,000	180,376
Chobani Holdco II LLC, 8.75%, 10/01/29, (1)(3)	5,000	5,171

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Staples (continued)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	$50,000	$51,034
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/25(1)	384,000	382,977
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	80,000	55,232
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(1)	185,000	183,419
Kronos Acquisition Holdings, Inc., 10.75%, 06/30/32 (Canada)(1)	220,000	205,237
Philip Morris International, Inc., 4.90%, 11/01/34	480,000	468,915
Pilgrim’s Pride Corp., 6.25%, 07/01/33	498,000	517,578
Post Holdings, Inc., 6.25%, 02/15/32(1)	55,000	55,680
Post Holdings, Inc., 6.38%, 03/01/33(1)	140,000	138,857
Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	255,000	252,157
Total Consumer Staples		2,496,633

Energy – 4.0%
Aethon United Br LP / Aethon United Finance Corp., 7.50%, 10/01/29(1)	25,000	25,190
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	135,000	142,624
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	180,000	179,168
Antero Resources Corp., 5.38%, 03/01/30(1)	200,000	194,373
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	175,000	178,696
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	120,000	120,229
Civitas Resources, Inc., 8.75%, 07/01/31(1)	175,000	183,507
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	135,000	139,874
Columbia Pipelines Operating Co. LLC, 6.54%, 11/15/53(1)	70,000	75,311
Columbia Pipelines Operating Co. LLC, 6.71%, 08/15/63(1)	25,000	27,402
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	50,000	50,597
CVR Energy, Inc., 8.50%, 01/15/29(1)	315,000	305,734
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	98,679
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(1)	115,000	118,155
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(4)	225,000	224,853
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	285,000	289,668
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	430,000	372,348
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	225,000	231,934
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	120,000	120,770
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	385,000	410,936
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	120,045

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/35(1)	$395,000	$387,772
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(1)	385,000	380,710
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(1)(4)	12,000	255
Nabors Industries, Inc., 7.38%, 05/15/27(1)	455,000	455,699
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	20,000	20,142
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	415,000	418,514
Noble Finance II LLC, 8.00%, 04/15/30(1)	60,000	60,858
Occidental Petroleum Corp., 5.55%, 10/01/34	115,000	113,288
Occidental Petroleum Corp., 6.20%, 03/15/40	370,000	369,584
Plains All American Pipeline LP / Paa Finance Corp., 5.70%, 09/15/34	325,000	327,965
Transocean, Inc., 8.25%, 05/15/29(1)	30,000	30,163
Transocean, Inc., 8.75%, 02/15/30(1)	63,750	66,095
Transocean, Inc., 8.50%, 05/15/31(1)	195,000	196,629
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	114,010
Venture Global Lng, Inc., 9.00%, (US 5 Year CMT T- Note + 5.44%), perpetual(1)(2)(4)	120,000	120,068
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	135,000	147,440
Viper Energy, Inc., 7.38%, 11/01/31(1)	15,000	15,598
Western Midstream Operating LP, 5.25%, 02/01/50	435,000	379,877
Williams Cos., Inc. (The), 5.15%, 03/15/34	425,000	418,660
Total Energy		7,633,420

Financials — 7.3%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	135,000	137,320
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/29(1)	195,000	184,716
Allstate Corp. (The), Series B, 8.32%, (3-Month SOFR + 3.20%), 08/15/53(2)	245,000	245,295
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	420,000	427,399
AON North America, Inc., 5.45%, 03/01/34	300,000	304,723
Apollo Debt Solutions BDC, 6.90%, 04/13/29(1)	340,000	347,351
Bank of America Corp., 3.42%, (3-Month SOFR + 1.30%), 12/20/28(2)	150,000	143,866
Bank of America Corp., 5.02%, (SOFR + 2.16%), 07/22/33(2)	180,000	178,846
Bank of America Corp., 5.29%, (SOFR + 1.91%), 04/25/34(2)	120,000	120,586
Bank of America Corp., 5.47%, (SOFR + 1.65%), 01/23/35(2)	95,000	96,447
Bank of America Corp., 5.43%, (SOFR + 1.91%), 08/15/35(2)	125,000	123,183
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(4)	395,000	392,662

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Bank of New York Mellon Corp. (The), 5.83%, (SOFR + 2.07%), 10/25/33(2)	$90,000	$94,783
Blackstone Private Credit Fund, 2.63%, 12/15/26	69,000	65,009
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	230,000	241,622
Block, Inc., 6.50%, 05/15/32(1)	95,000	96,806
Blue Owl Credit Income Corp., 4.70%, 02/08/27	43,000	41,941
Blue Owl Credit Income Corp., 6.65%, 03/15/31	110,000	110,809
Blue Owl Finance LLC, 3.13%, 06/10/31	510,000	438,242
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	100,000	95,718
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	175,000	141,356
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(4)	420,000	366,437
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	180,000	191,083
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(4)	390,000	377,894
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	145,000	139,015
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	130,000	138,491
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	172,000	178,308
Citizens Financial Group, Inc., 5.72%, (SOFR + 1.91%), 07/23/32(2)	320,000	323,178
Corebridge Financial, Inc., 6.38%, (US 5 Year CMT T- Note + 2.65%), 09/15/54(2)	329,000	328,396
F&g Annuities & Life, Inc., 6.50%, 06/04/29	315,000	319,393
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	220,000	205,954
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	180,000	201,075
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	65,000	67,606
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	115,000	95,967
Goldman Sachs Group, Inc. (The), 3.10%, (SOFR + 1.41%), 02/24/33(2)	205,000	179,073
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	130,000	140,525
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(1)	233,000	232,057
Hub International Ltd., 7.38%, 01/31/32(1)	15,000	15,311
Huntington Bancshares, Inc./Oh, 5.71%, (SOFR + 1.87%), 02/02/35(2)	120,000	121,429
Huntington National Bank (The), 5.70%, (SOFR + 1.22%), 11/18/25(2)	250,000	249,997
JPMorgan Chase & Co., Series HH, 4.60%, (3-Month SOFR + 3.13%), perpetual(2)(4)	144,000	143,669
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	165,000	138,074
JPMorgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	230,000	236,903
JPMorgan Chase & Co., 6.25%, (SOFR + 1.81%), 10/23/34(2)	110,000	118,245
KeyCorp, 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	95,417

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
KeyCorp, 6.40%, (SOFR + 2.42%), 03/06/35(2)	$200,000	$211,140
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	75,000	72,668
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	210,000	198,221
MetLife, Inc., Series D, 5.88%, (3-Month SOFR + 3.22%), perpetual(2)(4)	62,000	62,671
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(4)	185,000	181,497
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	440,000	416,323
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	130,000	139,956
Morgan Stanley, 5.25%, (SOFR + 1.87%), 04/21/34(2)	190,000	190,347
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	97,000	98,832
MSCI, Inc., 3.63%, 09/01/30(1)	459,000	420,958
National Rural Utilities Cooperative Finance Corp., 7.76%, (3-Month SOFR + 3.17%), 04/30/43(2)	105,000	105,015
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	185,000	177,124
NCR Atleos Corp., 9.50%, 04/01/29(1)	77,000	84,812
Nuveen LLC, 5.85%, 04/15/34(1)	180,000	184,827
OneMain Finance Corp., 7.13%, 11/15/31	325,000	328,962
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	15,000	15,371
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	99,000	95,864
Prudential Financial, Inc., 6.50%, (US 5 Year CMT T- Note + 2.40%), 03/15/54(2)	195,000	203,891
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(4)	100,000	103,201
State Street Corp., 4.82%, (SOFR + 1.57%), 01/26/34(2)	167,000	164,674
State Street Corp., 6.12%, (SOFR + 1.96%), 11/21/34(2)	405,000	427,439
Synchrony Financial, 4.88%, 06/13/25	95,000	94,733
Synchrony Financial, 4.50%, 07/23/25	85,000	84,578
Synchrony Financial, 3.70%, 08/04/26	50,000	48,804
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	66,505
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(4)	255,000	248,788
Truist Financial Corp., 5.71%, (SOFR + 1.92%), 01/24/35(2)	215,000	218,993
Wells Fargo & Co., 6.85%, (US 5 Year CMT T- Note + 2.77%), perpetual(2)(4)	125,000	129,189
Wells Fargo & Co., Series U, 5.88%, perpetual(2)(4)(5)	60,000	60,010
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T- Note + 3.45%), perpetual(2)(4)	115,000	111,447
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	215,000	216,535
Wells Fargo & Co., 6.49%, (SOFR + 2.06%), 10/23/34(2)	140,000	151,326
Total Financials		13,946,878

Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care — 2.3%
Amgen, Inc., 5.25%, 03/02/33	$390,000	$394,168
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30(1)	140,000	135,591
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	45,000	39,307
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	250,000	208,721
CVS Health Corp., 5.88%, 06/01/53	305,000	293,700
Dentsply Sirona, Inc., 3.25%, 06/01/30	455,000	407,294
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	215,000	230,152
HCA, Inc., 5.50%, 06/01/33	170,000	170,825
HCA, Inc., 5.60%, 04/01/34	365,000	367,111
Illumina, Inc., 2.55%, 03/23/31	312,000	267,275
Iqvia, Inc., 5.70%, 05/15/28	200,000	204,423
LifePoint Health, Inc., 9.88%, 08/15/30(1)	175,000	191,648
LifePoint Health, Inc., 10.00%, 06/01/32(1)	75,000	80,116
Medline Borrower LP, 5.25%, 10/01/29(1)	150,000	145,420
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	40,000	40,748
Par Pharmaceutical, Inc., 0.00%, 04/01/27(1)(7)(8)	35,000	0
Prime Healthcare Services, Inc., 9.38%, 09/01/29(1)	265,000	269,517
Royalty Pharma PLC, 5.40%, 09/02/34	310,000	307,948
Universal Health Services, Inc., 2.65%, 01/15/32	231,000	192,544
Universal Health Services, Inc., 5.05%, 10/15/34	455,000	431,867
Total Health Care		4,378,375

Industrials — 3.0%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	189,459	187,963
Amentum Escrow Corp., 7.25%, 08/01/32(1)	35,000	36,283
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	146,000	139,144
Aviation Capital Group LLC, 6.75%, 10/25/28(1)	80,000	84,199
Bnsf Funding Trust I, 6.61%, (3-Month USD LIBOR + 2.35%), 12/15/55(2)	185,000	188,110
Boeing Co. (The), 5.81%, 05/01/50	95,000	89,670
Boeing Co. (The), 5.93%, 05/01/60	143,000	133,401
Builders FirstSource, Inc., 6.38%, 03/01/34(1)	230,000	232,141
Chart Industries, Inc., 9.50%, 01/01/31(1)	80,000	86,084
CoStar Group, Inc., 2.80%, 07/15/30(1)	403,000	352,049
CRH America Finance, Inc., 5.40%, 05/21/34	450,000	456,064
Delta Air Lines Through Trust, Series 2015-1, 3.63%, 07/30/27	75,954	73,488
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(1)	110,000	113,227
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 06/15/32(1)	25,000	25,668
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	320,000	325,654
Hertz Corp. (The), 4.63%, 12/01/26(1)	650,000	491,674
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	83,934
L3harris Technologies, Inc., 5.35%, 06/01/34	295,000	298,600
LBM Acquisition LLC, 6.25%, 01/15/29(1)	350,000	323,181

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
Regal Rexnord Corp., 6.40%, 04/15/33	$485,000	$506,987
Science Applications International Corp., 4.88%, 04/01/28(1)	80,000	78,544
Sempra Global, 3.25%, 01/15/32(1)	233,000	194,141
TransDigm, Inc., 6.63%, 03/01/32(1)	230,000	234,181
TransDigm, Inc., 6.00%, 01/15/33(1)	265,000	262,868
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	158,380	163,397
United Airlines Pass-Through Trust, Series AA, 5.45%, 02/15/37	40,000	40,735
United Rentals North America, Inc., 3.75%, 01/15/32	265,000	235,208
Veralto Corp., 5.45%, 09/18/33	310,000	314,832
WESCO Distribution, Inc., 6.63%, 03/15/32(1)	60,000	61,560
Total Industrials		5,812,987

Information Technology — 1.8%
Boost Newco Borrower LLC, 7.50%, 01/15/31(1)	95,000	100,242
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	130,000	124,735
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	110,000	105,140
Broadcom, Inc., 4.80%, 10/15/34	515,000	498,222
Commscope Technologies LLC, 6.00%, 06/15/25(1)	325,000	318,906
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	100,000	99,150
Foundry Jv Holdco LLC, 6.25%, 01/25/35(1)	290,000	296,909
Gartner, Inc., 3.75%, 10/01/30(1)	440,000	405,039
Helios Software Holdings, Inc. / Ion Corporate Solutions Finance Sarl, 8.75%, 05/01/29(1)	75,000	76,220
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	15,000	15,347
Leidos, Inc., 2.30%, 02/15/31	155,000	132,187
Oracle Corp., 6.25%, 11/09/32	170,000	182,455
Oracle Corp., 5.55%, 02/06/53	250,000	244,403
Rocket Software, Inc., 9.00%, 11/28/28(1)	405,000	422,606
Viasat, Inc., 5.63%, 09/15/25(1)	180,000	177,828
Vontier Corp., 2.95%, 04/01/31	285,000	245,146
Total Information Technology		3,444,535

Materials – 1.9%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	305,000	164,282
Bayport Polymers LLC, 5.14%, 04/14/32(1)	455,000	434,661
Berry Global, Inc., 5.65%, 01/15/34(1)	510,000	509,548
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	345,000	335,944
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	465,000	471,455
LSB Industries, Inc., 6.25%, 10/15/28(1)	465,000	450,330
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	330,000	337,765
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	86,366
Sealed Air Corp., 6.50%, 07/15/32(1)	65,000	66,038
Sonoco Products Co., 5.00%, 09/01/34	285,000	273,204

Security Description	Principal	Value

CORPORATE BONDS (continued)

Materials (continued)
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	$165,000	$173,854
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	250,000	231,161
Total Materials		3,534,608

Real Estate – 0.6%
EPR Properties, 3.60%, 11/15/31	410,000	361,605
GLP Capital LP / GLP Financing II, Inc., 6.75%, 12/01/33	155,000	165,718
Office Properties Income Trust, 9.00%, 09/30/29(1)	131,000	110,807
Safehold GL Holdings LLC, 6.10%, 04/01/34	290,000	299,310
VICI Properties LP, 5.13%, 05/15/32	135,000	132,322
VICI Properties LP, 5.75%, 04/01/34	25,000	25,415
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	15,000	14,932
VICI Properties LP / VICI Note Co., Inc., 4.13%, 08/15/30(1)	115,000	106,655
Total Real Estate		1,216,764

Utilities — 1.8%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	285,000	295,534
Black Hills Corp., 6.15%, 05/15/34	405,000	425,079
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	370,000	356,153
Dominion Energy, Inc., Series B, 7.00%, (US 5 Year CMT T- Note + 2.51%), 06/01/54(2)	395,000	421,268
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	250,000	256,220
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	55,000	54,659
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	210,000	196,217
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	426,000	438,696
Lightning Power LLC, 7.25%, 08/15/32(1)	10,000	10,412
NRG Energy, Inc., 7.00%, 03/15/33(1)	226,000	245,392
Pacificorp, 5.80%, 01/15/55	125,000	125,158
Puget Energy, Inc., 4.22%, 03/15/32	275,000	252,841
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	248,000	238,826
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(4)	51,000	52,425
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	120,000	124,176
Total Utilities		3,493,056

Total Corporate Bonds
(Cost $51,426,811)		52,020,501

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS — 19.9%

Communication Services — 0.3%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(1)	$465,000	$393,709
Altice France SA/France, 5.13%, 07/15/29 (France)(1)	200,000	149,817
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	10,997
Total Communication Services		554,523

Consumer Discretionary — 1.0%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	50,000	50,909
Ashtead Capital, Inc., 5.50%, 08/11/32 (United Kingdom)(1)	235,000	234,417
Ashtead Capital, Inc., 5.80%, 04/15/34 (United Kingdom)(1)	200,000	202,756
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Jersey Island)(1)	365,000	354,925
Great Canadian Gaming Corp., 8.75%, 11/15/29 (Canada)(1)	90,000	90,000
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Hong Kong)(1)	441,000	406,547
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31 (United Kingdom)(1)	200,000	196,284
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	360,000	357,271
Total Consumer Discretionary		1,893,109

Consumer Staples — 0.3%
Bat Capital Corp., 7.75%, 10/19/32 (United Kingdom)	245,000	281,558
Bat Capital Corp., 4.39%, 08/15/37 (United Kingdom)	100,000	87,212
Minerva Luxembourg SA, 8.88%, 09/13/33 (Brazil)(1)	158,000	165,702
Sigma Holdco BV, 7.88%, 05/15/26 (Netherlands)(1)	8,000	7,933
Total Consumer Staples		542,405

Energy — 2.9%
Adnoc Murban Rsc Ltd., 4.50%, 09/11/34 (United Arab Emirates)(1)	455,000	434,245
AKER BP ASA, 5.13%, 10/01/34 (Norway)(1)	230,000	220,231
AKER BP ASA, 5.80%, 10/01/54 (Norway)(1)	155,000	145,300
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(4)	495,000	483,042
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	480,000	491,398
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	128,000	105,952
Enbridge, Inc., 8.50%, (US 5 Year CMT T- Note + 4.43%), 01/15/84 (Canada)(2)	30,000	33,406
Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/38 (Saudi Arabia)(1)	70,000	71,837
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	101,000	96,108

Security Description	Principal	Value

FOREIGN BONDS (continued)

Energy (continued)
Pertamina Persero PT, 2.30%, 02/09/31 (Indonesia)(1)	$535,000	$456,590
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	245,000	240,595
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	628,000	558,725
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	187,000	145,748
Petronas Capital Ltd., 3.50%, 04/21/30 (Malaysia)(1)	300,000	280,265
Qatarenergy, 2.25%, 07/12/31 (Qatar)(1)	405,000	348,806
Saudi Arabian Oil Co., 5.25%, 07/17/34 (Saudi Arabia)(1)	427,000	428,200
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T- Note + 3.67%), 03/01/55 (Canada)(1)(2)	380,000	394,901
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34 (Canada)(1)	140,000	138,396
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	108,719
Transcanada Trust, 5.60%, (US 5 Year CMT T- Note + 3.99%), 03/07/82 (Canada)(2)	280,000	267,627
Total Energy		5,450,091

Financials — 3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26 (Ireland)	175,000	167,088
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/32 (Ireland)	120,000	105,555
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.95%, 09/10/34 (Ireland)	150,000	144,514
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95%, (US 5 Year CMT T- Note + 2.72%), 03/10/55 (Ireland)(2)	150,000	154,690
Allianz SE, 6.35%, (US 5 Year CMT T- Note + 3.23%), 09/06/53 (Germany)(1)(2)	205,000	218,419
Allianz SE, 5.60%, (US 5 Year CMT T- Note + 2.77%), 09/03/54 (Germany)(1)(2)	180,000	181,701
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	195,000	169,259
Banco de Credito del Peru S.A., 3.13%, (US 5 Year CMT T- Note + 3.00%), 07/01/30 (Peru)(1)(2)	325,000	317,427
Banco de Credito del Peru S.A., 3.13%, (US 5 Year CMT T- Note + 3.00%), 07/01/30 (Peru)(2)	36,000	35,168
Banco de Credito E Inversiones SA, 8.75%, (US 5 Year CMT T- Note + 4.94%), perpetual (Chile)(1)(2)(4)	213,000	225,514
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(4)	285,000	260,330
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	200,000	224,512
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33 (Mexico)(1)(2)	248,000	232,965
Bpce SA, 7.00%, (SOFR + 2.59%), 10/19/34 (France)(1)(2)	315,000	343,945
Brookfield Finance, Inc., 6.35%, 01/05/34 (Canada)	185,000	198,147
Deutsche Bank AG/New York NY, 5.40%, (SOFR + 2.05%), 09/11/35 (Germany)(2)	375,000	364,207
Export-Import Bank of Korea, 5.13%, 01/11/33 (South Korea)	240,000	244,681

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Financials (continued)
Gaci First Investment Co., 4.88%, 02/14/35 (Saudi Arabia)	$400,000	$385,875
GGAM Finance Ltd., 6.88%, 04/15/29 (Cayman Islands)(1)	120,000	122,588
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(2)	435,000	450,171
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T- Note + 2.95%), 09/13/53 (Japan)(1)(2)	200,000	211,745
Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)	380,000	384,673
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	335,000	353,812
UBS Group AG, 9.25%, (US 5 Year CMT T- Note + 4.76%), perpetual (Switzerland)(1)(2)(4)	60,000	69,617
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)	230,000	227,145
Total Financials		5,793,748

Government — 8.9%
Abu Dhabi Government International Bond, 5.00%, 04/30/34 (United Arab Emirates)(1)	115,000	117,372
Abu Dhabi Government International Bond, 3.88%, 04/16/50 (United Arab Emirates)(1)	336,000	269,640
Angolan Government International Bond, 8.75%, 04/14/32 (Angola)(1)	246,000	223,388
Argentine Republic Government International Bond, 0.75%, 07/09/30 (Argentina)(6)	1,031,040	696,294
Bahrain Government International Bond, 5.63%, 05/18/34 (Bahrain)(1)	273,000	253,975
Benin Government International Bond, 7.96%, 02/13/38 (Benin)(1)	15,000	14,737
Brazilian Government International Bond, 6.25%, 03/18/31 (Brazil)	85,000	86,718
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)	308,000	305,998
Brazilian Government International Bond, 7.13%, 05/13/54 (Brazil)	336,000	336,428
Chile Government International Bond, 5.33%, 01/05/54 (Chile)	380,000	367,175
Colombia Government International Bond, 8.00%, 11/14/35 (Colombia)	575,000	582,944
Costa Rica Government International Bond, 6.55%, 04/03/34 (Costa Rica)(1)	96,000	99,990
Costa Rica Government International Bond, 7.30%, 11/13/54 (Costa Rica)(1)	45,000	47,745
Dominican Republic International Bond, 4.88%, 09/23/32 (Dominican Republic)(1)	541,000	495,015
Ecuador Government International Bond, 6.90%, 07/31/30 (Ecuador)(1)(6)	388,000	268,302
Ecuador Government International Bond, 6.90%, 07/31/30 (Ecuador)(6)	218,000	150,747
Egypt Government International Bond, 5.88%, 02/16/31 (Egypt)(1)	255,000	212,289
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(1)	297,000	236,136

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)(1)	$52,000	$45,500
Ethiopia International Bond, 6.63%, 12/11/24 (Ethiopia)(1)(8)	195,000	152,770
Finance Department Government of Sharjah, 4.00%, 07/28/50 (United Arab Emirates)(1)	470,000	319,894
Gabon Government International Bond, 6.95%, 06/16/25 (Gabon)(1)	40,000	39,062
Ghana Government International Bond, 5.28%, 07/03/26 (Ghana)(9)	6,400	5,961
Ghana Government International Bond, 5.00%, 07/03/29 (Ghana)(6)	48,400	41,685
Ghana Government International Bond, 5.12%, 01/03/30 (Ghana)(9)	11,078	8,433
Ghana Government International Bond, 5.00%, 07/03/35 (Ghana)(1)(6)	168,000	117,180
Ghana Government International Bond, 5.00%, 07/03/35 (Ghana)(6)	69,600	48,546
Guatemala Government Bond, 6.60%, 06/13/36 (Guatemala)(1)	309,000	314,601
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)	369,000	384,221
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)	430,000	391,423
Indonesia Government International Bond, 4.75%, 09/10/34 (Indonesia)	685,000	671,940
Iraq Government International Bond, 5.80%, 01/15/28 (Iraq)	241,063	232,851
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	200,000	181,748
Ivory Coast Government International Bond, 8.25%, 01/30/37 (Ivory Coast)(1)	138,000	137,656
Jordan Government International Bond, 7.50%, 01/13/29 (Jordan)(1)	50,000	50,812
Jordan Government International Bond, 5.85%, 07/07/30 (Jordan)(1)	35,000	33,195
Lebanon Government International Bond, 7.00%, 03/23/32 (Lebanon)(8)	259,000	22,015
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)	320,000	261,100
Mexico Government International Bond, 6.35%, 02/09/35 (Mexico)	273,000	274,502
Mexico Government International Bond, 6.00%, 05/07/36 (Mexico)	285,000	277,210
Mexico Government International Bond, 6.34%, 05/04/53 (Mexico)	436,000	406,843
Morocco Government International Bond, 3.00%, 12/15/32 (Morocco)(1)	123,000	101,898
Nigeria Government International Bond, 7.38%, 09/28/33 (Nigeria)(1)	301,000	255,189
Oman Government International Bond, 6.75%, 01/17/48 (Oman)(1)	317,000	328,095
Pakistan Government International Bond, 7.38%, 04/08/31 (Pakistan)(1)	128,000	108,640

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Panama Government International Bond, 3.88%, 03/17/28 (Panama)	$70,000	$65,870
Panama Government International Bond, 7.50%, 03/01/31 (Panama)	135,000	142,153
Panama Government International Bond, 8.00%, 03/01/38 (Panama)	473,000	499,606
Paraguay Government International Bond, 6.00%, 02/09/36 (Paraguay)(1)	121,000	124,061
Peruvian Government International Bond, 5.88%, 08/08/54 (Peru)	120,000	118,925
Philippine Government International Bond, 4.75%, 03/05/35 (Philippines)	309,000	301,854
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)	325,000	268,631
Qatar Government International Bond, 3.75%, 04/16/30 (Qatar)(1)	235,000	227,289
Republic of Armenia International Bond, 3.60%, 02/02/31 (Armenia)(1)	100,000	84,125
Republic of Kenya Government International Bond, 8.00%, 05/22/32 (Kenya)(1)	104,000	95,940
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)	509,000	501,670
Republic of South Africa Government International Bond, 5.88%, 06/22/30 (South Africa)	297,000	290,318
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)	210,000	164,850
Republic of Uzbekistan International Bond, 6.90%, 02/28/32 (Uzbekistan)(1)	169,000	166,729
Romanian Government International Bond, 7.13%, 01/17/33 (Romania)(1)	443,000	469,718
Saudi Government International Bond, 4.88%, 07/18/33 (Saudi Arabia)(1)	394,000	390,922
Saudi Government International Bond, 4.50%, 10/26/46 (Saudi Arabia)(1)	890,000	752,050
Senegal Government International Bond, 6.25%, 05/23/33 (Senegal)(1)	60,000	49,708
Serbia International Bond, 6.50%, 09/26/33 (Serbia)(1)	226,000	236,594
Sri Lanka Government International Bond, 6.20%, 05/11/27 (Sri Lanka)(1)(8)	211,000	132,139
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad and Tobago)(1)	45,000	45,197
Turkey Government International Bond, 9.38%, 03/14/29 (Turkey)	150,000	167,438
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	150,000	157,219
Turkey Government International Bond, 9.13%, 07/13/30 (Turkey)	575,000	642,922
Turkiye Government International Bond, 7.63%, 05/15/34 (Turkey)	430,000	443,932
Turkiye Government International Bond, 6.63%, 02/17/45 (Turkey)	214,000	186,983
Ukraine Government International Bond, 1.75%, 02/01/29 (Ukraine)(6)	14,422	8,695
Ukraine Government International Bond, 1.75%, 02/01/29 (Ukraine)(1)(6)	14,422	8,686

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(1)(6)(9)	$2,626	$1,266
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(6)(9)	2,626	1,266
Ukraine Government International Bond, 12.84%, 02/01/34 (Ukraine)(6)(9)	9,813	3,633
Ukraine Government International Bond, 12.84%, 02/01/34 (Ukraine)(1)(6)(9)	9,813	3,633
Ukraine Government International Bond, 1.75%, 02/01/34 (Ukraine)(6)	14,422	6,811
Ukraine Government International Bond, 1.75%, 02/01/34 (Ukraine)(1)(6)	14,422	6,811
Ukraine Government International Bond, 8.84%, 02/01/35 (Ukraine)(6)(9)	8,292	4,053
Ukraine Government International Bond, 8.84%, 02/01/35 (Ukraine)(1)(6)(9)	8,292	4,063
Ukraine Government International Bond, 1.75%, 02/01/35 (Ukraine)(1)(6)	119,825	55,269
Ukraine Government International Bond, 1.75%, 02/01/35 (Ukraine)(6)	16,825	7,761
Ukraine Government International Bond, 8.21%, 02/01/36 (Ukraine)(1)(6)(9)	6,910	3,360
Ukraine Government International Bond, 8.21%, 02/01/36 (Ukraine)(6)(9)	6,910	3,360
Ukraine Government International Bond, 1.75%, 02/01/36 (Ukraine)(1)(6)	2,403	1,090
Ukraine Government International Bond, 1.75%, 02/01/36 (Ukraine)(6)	2,403	1,090
Venezuela Government International Bond, 9.38%, 01/13/34 (Venezuela)(8)	702,000	116,181
Zambia Government International Bond, 5.75%, 06/30/33 (Zambia)(1)(6)	25,376	22,346
Zambia Government International Bond, 0.50%, 12/31/53 (Zambia)(1)	24,000	12,990
Total Government		16,977,070

Health Care — 0.7%
Cheplapharm Arzneimittel GMBH, 5.50%, 01/15/28 (Germany)(1)	190,000	183,455
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	115,000	106,091
ICON Investments Six Designated Activity Company, 6.00%, 05/08/34 (Ireland)	545,000	558,534
Smith & Nephew PLC, 5.40%, 03/20/34 (United Kingdom)	405,000	407,116
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Netherlands)	80,000	76,325
Total Health Care		1,331,521

Industrials — 1.0%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29 (India)(1)	460,000	427,800
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	282,000	277,772

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Industrials (continued)
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	$298,786	$265,052
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	380,000	374,583
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(1)	30,000	33,187
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	490,000	481,891
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	105,000	107,326
Total Industrials		1,967,611

Information Technology — 0.3%
Garda World Security Corp., 8.38%, 11/15/32 (Canada)(1)	245,000	245,286
Ion Trading Technologies Sarl, 9.50%, 05/30/29 (Luxembourg)(1)	375,000	381,450
Total Information Technology		626,736

Materials — 1.0%
Corp. Nacional del Cobre de Chile, 5.95%, 01/08/34 (Chile)(1)	249,000	252,813
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	100,000	99,609
Glencore Funding LLC, 5.63%, 04/04/34 (Australia)(1)	265,000	269,311
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (United Kingdom)(1)	81,000	79,121
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	250,000	265,143
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	48,000	47,836
Smurfit Kappa Treasury Ulc, 5.44%, 04/03/34 (Ireland)(1)	425,000	428,048
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	150,000	155,189
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Netherlands)(1)	308,000	307,419
Total Materials		1,904,489

Utilities — 0.5%
Electricite de France SA, 6.25%, 05/23/33 (France)(1)	200,000	211,888
Electricite de France SA, 6.90%, 05/23/53 (France)(1)	235,000	261,391
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	227,724
ENEL Finance International NV, 5.50%, 06/26/34 (Italy)(1)	110,000	111,044
Perusahaan Listrik Negara PT, 4.13%, 05/15/27 (Indonesia)(1)	150,000	147,844
Total Utilities		959,891

Total Foreign Bonds
(Cost $37,594,747)		38,001,194

Security Description	Principal	Value

TERM LOANS — 12.7%

Aerospace — 0.3%
Brown Group Holding, LLC, 7.34%, (1-Month SOFR + 2.75%), 07/01/31(2)	$49,998	$50,025
Brown Group Holding, LLC, 7.44%, (1-Month SOFR + 2.75%), 07/01/31(2)	31,277	31,294
Brown Group Holding, LLC, 7.81%, (3-Month SOFR + 2.75%), 07/01/31(2)	23,725	23,738
Dynasty Acquisition Co, Inc., 0.00%, (SOFR + 0.00%), 08/24/28(10)	26,357	26,390
Dynasty Acquisition Co, Inc., 0.00%, (SOFR + 0.00%), 08/24/28(10)	10,163	10,176
Dynasty Acquisition Co, Inc., 8.35%, (1-Month SOFR + 3.50%), 08/24/28(2)	62,416	62,494
Dynasty Acquisition Co, Inc., 8.35%, (1-Month SOFR + 3.50%), 08/24/28(2)	22,892	22,920
Peraton Corp., 8.54%, (1-Month SOFR + 3.85%), 02/01/28(2)	216,667	210,292
TransDigm, Inc., 7.32%, (3-Month SOFR + 2.50%), 01/19/32(2)	180,000	180,281
Total Aerospace		617,610

Chemicals — 0.2%
INEOS US Finance LLC, 7.94%, (1-Month SOFR + 3.25%), 02/18/30(2)	115,000	115,252
Innophos Holdings, Inc., 8.55%, (1-Month SOFR + 3.86%), 02/05/27(2)	168,817	169,406
LSF11 A5 Holdco LLC, 8.30%, (1-Month SOFR + 3.61%), 10/15/28(2)	59,246	59,548
Lummus Technology Holdings V LLC, 0.00%, (SOFR + 0.00%), 12/31/29(10)	35,000	35,085
Lummus Technology Holdings V LLC, 8.30%, (1-Month SOFR + 3.61%), 12/31/29(2)	44,775	44,883
Nouryon Finance BV, 8.63%, (3-Month SOFR + 3.50%), 04/03/28(2)	54,588	54,963
Total Chemicals		479,137

Consumer Durables — 0.3%
Madison Safety & Flow, 0.00%, (SOFR + 0.00%), 09/26/31(10)	90,000	90,469
Madison Safety & Flow, 7.97%, (1-Month SOFR + 3.25%), 09/26/31(2)	55,000	55,286
Plastipak Holdings, 7.94%, (1-Month SOFR + 3.25%), 10/19/29(2)	135,000	134,879
Protective Industrial Products, Inc., 0.00%, (SOFR + 0.00%), 12/29/27(10)	100,000	99,750
Protective Industrial Products, Inc., 8.80%, (1-Month SOFR + 4.11%), 12/29/27(2)	119,202	118,904
Total Consumer Durables		499,288

Consumer Non—Durables — 0.4%
Aggreko (Albion), 9.10%, (3-Month SOFR + 4.51%), 08/16/29(2)	74,813	75,156
CULLIGAN HOLDINGS (AI AQUA/OSMOSIS), 0.00%, (SOFR + 0.00%), 07/31/28(10)	260,000	260,758

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Consumer Non-Durables (continued)
DS Parent, Inc., 0.00%, (SOFR + 0.00%), 01/31/31(10)	$100,000	$95,562
DS Parent, Inc., 10.10%, (3-Month SOFR + 5.50%), 12/13/30(2)	159,850	152,757
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 8.58%, (3-Month SOFR + 4.00%), 07/08/31(2)	118,466	111,654
Varsity Brands LLC, 8.82%, (3-Month SOFR + 3.75%), 08/26/31(2)	115,000	114,689
Total Consumer Non-Durables		810,576

Energy — 0.4%
EPIC Crude Services LP, 7.66%, (3-Month SOFR + 3.00%), 10/10/31(2)	170,000	170,152
Freeport LNG Investments, 0.00%, (SOFR + 0.00%), 12/21/28 (10)	99,742	99,328
Freeport LNG Investments, 8.38%, (3-Month SOFR + 3.50%), 12/21/28(2)	168,006	167,309
Hamilton Projects Acquiror LLC, 8.44%, (1-Month SOFR + 3.75%), 05/22/31(2)	34,913	35,109
NGP XI Midstream Holdings LLC, 8.60%, (3-Month SOFR + 4.00%), 07/25/31(2)	75,000	75,141
Oryx Midstream Services Permian Basin LLC, 7.92%, (1-Month SOFR + 3.11%), 10/05/28(2)	58,077	58,178
Traverse Midstream, 8.09%, (3-Month SOFR + 3.50%), 02/16/28(2)	99,845	100,344
Total Energy		705,561

Financials — 0.4%
Acrisure LLC, 7.76%, (1-Month SOFR + 3.00%), 02/16/27(2)	38,098	38,092
Acrisure LLC, 8.01%, (1-Month SOFR + 3.25%), 11/06/30(2)	294,175	294,084
AssuredPartners, Inc., 8.19%, (1-Month SOFR + 3.50%), 02/14/31(2)	70,000	70,180
Asurion LLC, 8.05%, (1-Month SOFR + 3.36%), 07/31/27(2)	24,039	23,885
BroadStreet Partners, Inc, 7.94%, (1-Month SOFR + 3.25%), 06/13/31(2)	265,000	265,102
Innomotics (Dynamo), 0.00%, (SOFR + 0.00%), 09/25/31(10)	70,000	70,219
Lannett Co., Inc., 2.00%, (3-Month SOFR + 2.00%), 06/16/30(2)(7)	1,706	562
Total Financials		762,124

Food and Drug — 0.0%(11)
Chobani LLC, 8.44%, (1-Month SOFR + 3.75%), 10/25/27(2)	29,775	29,958

Food/Tobacco — 0.3%
Asprie Bakeries, 0.00%, (SOFR + 0.00%), 12/23/30(10)	100,000	100,125
Del Monte Foods, Inc, 9.35%, (3-Month SOFR + 4.40%), 08/02/28(2)	31,596	18,026

Security Description	Principal	Value

TERM LOANS (continued)

Food/Tobacco (continued)
Del Monte Foods, Inc, 9.85%, (3-Month SOFR + 4.90%), 08/02/28(2)	$71,921	$13,485
Del Monte Foods, Inc, 13.17%, (3-Month SOFR + 8.15%), 08/02/28(2)	36,315	35,038
Ion Trading Finance Limited, 9.32%, (SOFR + 4.41%), 01/03/28(2)	254,444	254,483
Pegasus Bidco BV, 7.85%, (1-Month SOFR + 3.25%), 07/12/29(2)	83,667	84,015
Tropicana (Naked Juice LLC), 7.95%, (3-Month SOFR + 3.35%), 01/24/29(2)	123,111	92,987
Total Food/Tobacco		598,159

Forest Prod/Containers — 0.5%
Clydesdale Acquisition Holdings Inc, 0.00%, (SOFR + 0.00%), 04/13/29(10)	285,000	284,627
Kloeckner Pentaplast of America, Inc., 0.00%, (SOFR + 0.00%), 02/12/26(10)	100,000	93,861
Kloeckner Pentaplast of America, Inc., 9.72%, (6-Month SOFR + 4.98%), 02/12/26(2)	191,269	179,527
Mauser Packaging Solutions Holding Co., 8.17%, (1-Month SOFR + 3.50%), 04/15/27(2)	54,374	54,612
TricorBraun Holdings, Inc., 0.00%, (SOFR + 0.00%), 03/03/28(10)	100,000	99,266
TricorBraun Holdings, Inc., 8.05%, (1-Month SOFR + 3.36%), 03/03/28(2)	227,096	225,429
Total Forest Prod/Containers		937,322

Gaming/Leisure — 0.7%
ECL Entertainment LLC, 8.69%, (1-Month SOFR + 4.00%), 08/31/30(2)	79,501	79,774
Entain, 8.01%, (6-Month SOFR + 2.75%), 10/31/29(2)	94,763	94,761
Fertitta Entertainment LLC, 0.00%, (SOFR + 0.00%), 01/27/29(10)	500,000	500,783
Great Canadian Gaming, 0.00%, (SOFR + 0.00%), 11/01/29(10)	100,000	99,000
J&J Ventures Gaming, LLC, 8.80%, (1-Month SOFR + 4.00%), 04/26/28(2)	19,351	19,391
Merlin Buyer, Inc, 8.10%, (3-Month SOFR + 3.50%), 11/12/29(2)	154,425	147,862
One Toronto Gaming, 8.89%, (3-Month SOFR + 4.25%), 08/01/30(2)	114,138	114,300
Scientific Games Holdings LP, 7.59%, (3-Month SOFR + 3.00%), 04/04/29(2)	344,044	343,038
Total Gaming/Leisure		1,398,909

Health Care — 1.5%
Agiliti Health, 7.59%, (3-Month SOFR + 3.00%), 05/01/30(2)	154,221	152,293
Bausch & Lomb Corporation, 8.69%, (1-Month SOFR + 4.00%), 09/29/28(2)	44,550	44,717
CHG Healthcare Services, Inc., 8.30%, (1-Month SOFR + 3.61%), 09/29/28(2)	57,791	57,978

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Health Care (continued)
Cotiviti (Verscend), 7.92%, (1-Month SOFR + 3.25%), 05/01/31(2)	$54,725	$54,811
Endo Finance Holdings, Inc., 9.24%, (1-Month SOFR + 4.50%), 04/09/31(2)	30,000	30,062
Ensemble RCM LLC, 7.59%, (3-Month SOFR + 3.00%), 08/01/29(2)	99,749	100,012
Global Medical Response, Inc, 0.00%, (SOFR + 0.00%), 10/31/28(10)	154,970	154,596
Grifols SA, 6.74%, (3-Month SOFR + 2.15%), 11/15/27(2)	255,000	248,147
Hunter US Bidco, Inc., 8.95%, (3-Month SOFR + 4.35%), 08/19/28(2)	55,797	54,681
LifePoint Health, Inc, 8.41%, (3-Month SOFR + 3.75%), 05/16/31(2)	239,784	240,249
LifePoint Health, Inc, 8.63%, (3-Month SOFR + 4.00%), 05/19/31(2)	24,938	25,008
Medline Borrower LP, 6.94%, (1-Month SOFR + 2.25%), 10/23/28(2)	25,000	25,025
Medline Borrower LP, 7.44%, (1-Month SOFR + 2.75%), 10/23/28(2)	120,510	120,757
Milano Acquisition Corp., 0.00%, (SOFR + 0.00%), 10/01/27 (10)	100,000	96,350
Milano Acquisition Corp., 8.70%, (3-Month SOFR + 4.10%), 10/01/27(2)	168,404	162,257
ModivCare, Inc, 9.34%, (3-Month SOFR + 4.75%), 07/01/31(2)	59,850	57,830
One Call Corp., 10.39%, (3-Month SOFR + 5.76%), 04/22/27(2)	229,407	224,590
PCI Pharma (Packaging Coordinators), 7.84%, (3-Month SOFR + 3.25%), 11/30/27(2)	133,493	133,818
PointClickCare Technologies, Inc, 0.00%, 10/10/31	70,000	70,219
Radiology Partners, Inc., 8.88%, (3-Month SOFR + 3.76%), 01/31/29(2)	104,614	103,306
Southern Veterinary Partners LLC, 8.00%, (6-Month SOFR + 3.75%), 10/05/27(2)	79,479	79,549
Star Parent, Inc., 0.00%, (SOFR + 0.00%), 09/27/30 (10)	100,000	98,088
Star Parent, Inc., 8.35%, (3-Month SOFR + 3.75%), 09/27/30(2)	79,600	78,078
Upstream Newco, Inc., 9.10%, (3-Month SOFR + 4.51%), 11/20/26(2)	21,769	19,095
Zelis Payments Buyer, Inc, 0.00%, (SOFR + 0.00%), 10/24/31(10)	395,000	393,766
Total Health Care		2,825,282

Housing — 0.3%
Chariot Buyer LLC, 8.04%, (1-Month SOFR + 3.35%), 11/03/28(2)	134,883	134,833
Cornerstone Building Brands, Inc, 8.15%, (1-Month SOFR + 3.25%), 04/12/28(2)	104,459	102,847
Cornerstone Building Brands, Inc, 9.30%, (1-Month SOFR + 4.50%), 05/15/31(2)	80,000	79,664
Hunter Douglas Holding BV, 8.57%, (3-Month SOFR + 3.50%), 02/26/29(2)	94,138	93,986

Security Description	Principal	Value

TERM LOANS (continued)

Housing (continued)
LBM Acquisition LLC, 8.67%, (1-Month SOFR + 3.85%), 05/30/31(2)	$179,550	$177,216
Total Housing		588,546

Information Technology — 1.7%
Applied Systems, 7.60%, (3-Month SOFR + 3.00%), 02/24/31(2)	178,203	178,816
Applied Systems, 9.85%, (3-Month SOFR + 5.25%), 02/23/32(2)	10,000	10,304
Boost Newco Borrower LLC, 7.10%, (3-Month SOFR + 2.50%), 01/31/31(2)	35,000	35,142
Boxer Parent Co., Inc., 8.34%, (3-Month SOFR + 3.75%), 07/30/31(2)	274,900	274,497
Central Parent, Inc, 7.85%, (3-Month SOFR + 3.25%), 07/06/29(2)	353,404	351,255
ConnectWise LLC, 8.37%, (3-Month SOFR + 3.76%), 09/29/28(2)	133,656	133,799
Delivery Hero Finco LLC, 10.10%, (3-Month SOFR + 5.00%), 12/12/29(2)	179,100	180,802
Ellucian (Sophia), 8.29%, (1-Month SOFR + 3.60%), 10/09/29(2)	27,008	27,153
Icon Parent, Inc, 0.00%, (SOFR + 0.00%), 09/11/31(10)	160,000	159,075
Icon Parent, Inc, 0.00%, (SOFR + 0.00%), 09/10/32(10)	70,000	71,138
Indicor LLC, 7.85%, (3-Month SOFR + 3.25%), 11/22/29(2)	88,657	88,774
Infinite Bidco LLC, 8.60%, (3-Month SOFR + 4.01%), 03/02/28(2)	188,837	186,321
Ion Trading Finance Limited, 9.02%, (3-Month SOFR + 4.00%), 04/01/28(2)	174,537	174,406
Jaggaer LLC, 0.00%, (SOFR + 0.00%), 10/07/30(10)	235,000	234,817
McAfee, 7.91%, (1-Month SOFR + 3.25%), 03/01/29(2)	280,000	280,020
Ncr Atleos, LLC, 8.40%, (3-Month SOFR + 3.75%), 03/27/29(2)	32,633	32,715
Project Ruby Ultimate Parent Corp., 8.05%, (1-Month SOFR + 3.36%), 03/10/28(2)	108,333	108,681
Project Ruby Ultimate Parent Corp., 8.30%, (1-Month SOFR + 3.61%), 03/10/28(2)	14,925	14,993
Proofpoint, Inc, 7.69%, (1-Month SOFR + 3.00%), 08/31/28(2)	53,990	54,087
RealPage, Inc., 7.80%, (1-Month SOFR + 3.11%), 04/24/28(2)	198,030	195,456
Rocket Software, Inc., 9.44%, (1-Month SOFR + 4.75%), 11/28/28(2)	144,271	144,693
SOFTWARE AG/MOSEL, 9.10%, (3-Month SOFR + 4.50%), 09/16/30(2)	37,000	37,324
Thunder Generation Funding LLC, 7.61%, (3-Month SOFR + 3.00%), 09/27/31(2)	185,000	185,439
Ultimate Software Group, 7.62%, (3-Month SOFR + 3.00%), 02/10/31(2)	138,908	139,223
Total Information Technology		3,298,930

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Manufacturing — 0.8%
Arcline FM Holdings LLC, 9.57%, (6-Month SOFR + 4.50%), 06/23/28(2)	$247,407	$248,576
Circor (Cube), 8.13%, (3-Month SOFR + 3.50%), 10/09/31(2)	170,000	170,425
Construction Partners, 0.00%, (SOFR + 0.00%), 10/29/31(10)	20,000	20,050
CPM Holdings, Inc, 9.17%, (1-Month SOFR + 4.50%), 09/21/28(2)	238,307	233,966
Filtration Group Corp., 8.30%, (1-Month SOFR + 3.61%), 10/21/28(2)	106,011	106,323
LSF12 Crown US Commercial Bidco, LLC, 0.00%, (SOFR + 0.00%), 10/14/31(10)	445,000	445,556
Star US Bidco, LLC, 8.44%, (1-Month SOFR + 3.75%), 03/17/27(2)	46,628	46,959
Treasure Holdco, Inc, 0.00%, (SOFR + 0.00%), 10/10/31(10)	275,000	272,852
Total Manufacturing		1,544,707

Media/Telecom — 0.4%
Cogeco Communications USA II LP, 7.94%, (1-Month SOFR + 3.25%), 09/18/30(2)	343,775	340,195
Creative Artists Agency LLC, 7.44%, (1-Month SOFR + 2.75%), 09/12/31(2)	90,000	90,134
Virgin Media Bristol LLC, 0.00%, (SOFR + 0.00%), 01/31/28(10)	105,000	102,132
Virgin Media Bristol LLC, 7.42%, (1-Month SOFR + 2.61%), 01/31/28(2)	245,000	238,309
Total Media/Telecom		770,770

Media/Telecom — Broadcasting — 0.4%
Gray Television, Inc., 7.79%, (1-Month SOFR + 3.00%), 12/01/28(2)	218,776	206,439
Terrier Media Buyer, Inc., 8.20%, (3-Month SOFR + 3.60%), 12/17/26(2)	233,574	214,290
Univision Communications, Inc, 0.00%, (SOFR + 0.00%), 01/23/29(10)	100,000	99,000
Univision Communications, Inc, 8.30%, (1-Month SOFR + 3.61%), 01/31/29(2)	189,525	187,630
Total Media/Telecom - Broadcasting		707,359

Media/Telecom — Cable/Wireless Video — 0.5%
CSC Holdings LLC, 0.00%, (SOFR + 0.00%), 01/18/28(10)	145,000	141,867
CSC Holdings LLC, 9.30%, (1-Month SOFR + 4.50%), 01/18/28(2)	178,636	174,777
Directv Financing LLC, 0.00%, (SOFR + 0.00%), 08/02/29 (10)	100,000	97,469
Directv Financing LLC, 10.10%, (3-Month SOFR + 5.51%), 08/02/29(2)	229,606	223,793
Eagle Broadband Investments LLC, 7.87%, (3-Month SOFR + 3.26%), 11/12/27(2)	303,357	303,086
Total Media/Telecom - Cable/Wireless Video		940,992

Security Description	Principal	Value

TERM LOANS (continued)

Media/Telecom — Diversified Media — 0.4%
Century DE Buyer LLC, 0.00%, (SOFR + 0.00%), 10/30/30(10)	$180,000	$180,656
Century DE Buyer LLC, 8.59%, (3-Month SOFR + 4.00%), 10/30/30(2)	41,790	41,943
McGraw-Hill Education, Inc, 8.60%, (3-Month SOFR + 4.00%), 08/01/31(2)	52,140	52,440
MH Sub I LLC, 8.94%, (1-Month SOFR + 4.25%), 05/03/28(2)	249,472	248,201
Neilson Holdings, 9.76%, (3-Month SOFR + 5.10%), 04/11/29(2)	252,570	234,048
Total Media/Telecom - Diversified Media		757,288

Media/Telecom — Telecommunications — 0.3%
Altice France SA/France, 8.37%, (6-Month SOFR + 3.69%), 01/31/26(2)	48,419	41,640
Cincinnati Bell, Inc., 8.04%, (1-Month SOFR + 3.35%), 11/22/28(2)	283,352	283,671
Numericable U.S. LLC, 7.43%, (6-Month SOFR + 2.75%), 07/31/25(2)	243,549	226,523
Total Media/Telecom - Telecommunications		551,834

Media/Telecom — Wireless Communications — 0.1%
Viasat, Inc., 9.19%, (1-Month SOFR + 4.50%), 03/02/29(2)	218,933	199,503

Metals/Minerals — 0.0%(11)
Covia Holdings LLC, 8.85%, (3-Month SOFR + 4.26%), 07/31/26(2)	95,000	94,661

Retail — 0.5%
CNT Holdings Corp, 8.09%, (3-Month SOFR + 3.50%), 11/08/27(2)	74,438	74,698
EG America LLC, 10.44%, (SOFR + 5.61%), 02/07/28(2)	54,586	54,730
Harbor Freight Tools USA, Inc, 0.00%, (SOFR + 0.00%), 06/11/31 (10)	190,000	185,631
Harbor Freight Tools USA, Inc, 7.19%, (1-Month SOFR + 2.50%), 06/11/31(2)	239,400	233,895
Peer Holding III BV, 7.60%, (3-Month SOFR + 3.00%), 06/20/31(2)	335,000	335,943
Petco Health & Wellness Co., Inc., 8.12%, (3-Month SOFR + 3.51%), 03/03/28(2)	140,000	133,420
Total Retail		1,018,317

Service — 1.6%
Acuren (ASP/AAL), 8.19%, (1-Month SOFR + 3.50%), 07/30/31(2)	30,000	30,206
Allied Universal Holdco LLC, 0.00%, (SOFR + 0.00%), 05/12/28(10)	190,000	189,839
Ascend Learning LLC, 8.29%, (1-Month SOFR + 3.60%), 12/11/28(2)	183,863	183,993
BIFM US Finance LLC, 8.94%, (1-Month SOFR + 4.25%), 05/31/28(2)	39,800	39,974

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Service (continued)
Brightview Landscapes LLC, 7.09%, (3-Month SOFR + 2.50%), 04/20/29(2)	$73,877	$74,000
Cognita (Lernen), 0.00%, (SOFR + 0.00%), 10/01/31(10)	95,000	95,594
Cognita (Lernen), 8.83%, (SOFR + 4.00%), 09/30/31(2)	60,000	60,375
Crisis Prevention Inst, Inc., 9.35%, (3-Month SOFR + 4.75%), 04/09/31(2)	50,000	50,271
CSC Holdings LLC, 9.26%, (3-Month SOFR + 4.26%), 03/04/28(2)	328,377	286,829
DG Investment Intermediate Holdings, 0.00%, (SOFR + 0.00%), 03/31/28(10)	275,000	275,567
DXP Enterprises, Inc, 8.44%, (1-Month SOFR + 3.75%), 10/11/30(2)	119,600	120,258
Garda World Security Corp, 8.29%, (1-Month SOFR + 3.50%), 02/01/29(2)	79,395	79,395
Grant Thornton Advisors LLC, 7.94%, (1-Month SOFR + 3.25%), 06/02/31(2)	75,000	75,114
Hertz Corp. (The), 8.49%, (1-Month SOFR + 3.75%), 06/30/28(2)	168,862	150,850
Kindercare (Kuehg Corp.), 7.84%, (3-Month SOFR + 3.25%), 06/12/30(2)	83,629	83,932
NAB Holdings LLC, 0.00%, (SOFR + 0.00%), 11/23/28(10)	180,000	180,161
NAB Holdings LLC, 7.35%, (3-Month SOFR + 2.75%), 11/23/28(2)	138,945	139,069
OMNIA Partners LLC, 7.87%, (3-Month SOFR + 3.25%), 07/25/30(2)	80,000	80,262
Planet US Buyer LLC, 8.60%, (3-Month SOFR + 3.50%), 02/07/31(2)	29,925	30,048
Titan Acquisition (Husky), 10.33%, (3-Month SOFR + 5.00%), 02/15/29(2)	155,158	155,527
TMF Sapphire, 8.09%, (3-Month SOFR + 3.50%), 05/03/28(2)	34,738	34,897
Trugreen Limited Partnership, 8.80%, (1-Month SOFR + 4.10%), 11/02/27(2)	114,111	110,769
University Support Services LLC, 7.44%, (1-Month SOFR + 2.75%), 02/10/29(2)	301,440	301,158
Win Waste Innovations Holdings, Inc., 7.55%, (1-Month SOFR + 2.86%), 03/24/28(2)	238,704	227,962
Total Service		3,056,050

Transportation — 0.2%
Belron, 0.00%, (SOFR + 0.00%), 10/01/31(10)	190,000	190,950
Belron, 7.54%, (1-Month SOFR + 2.75%), 10/01/31(2)	145,000	145,725
Total Transportation		336,675

Transportation — Automotive — 0.2%
First Brands Group LLC, 9.85%, (3-Month SOFR + 5.00%), 03/30/27(2)	204,005	198,752
PAI Holdco, Inc., 8.60%, (3-Month SOFR + 4.01%), 10/28/27(2)	138,132	127,772
Total Transportation - Automotive		326,524

Security Description	Principal	Value

TERM LOANS (continued)

Utilities — 0.3%
Cornerstone Generation LLC, 0.00%, (SOFR + 0.00%), 10/28/31	$100,000	$100,125
Hunterstown Generation (Kestrel), 0.00%, (SOFR + 0.00%), 01/01/40(10)	50,000	50,000
Lightstone Holdco LLC, 10.34%, (3-Month SOFR + 5.75%), 01/29/27(2)	207,603	210,514
Lightstone Holdco LLC, 10.34%, (3-Month SOFR + 5.75%), 01/29/27(2)	11,743	11,908
Waterbridge NDB Operating LLC (f/k/a Waterbridge Midstream Operating LLC), 9.60%, (3-Month SOFR + 4.50%), 05/07/29(2)	115,000	115,086
Total Utilities		487,633

Total Term Loans
(Cost $24,417,079)		24,343,715

ASSET BACKED SECURITIES — 11.2%
ACHV ABS Trust, Class A, Series 2024-1PL, 5.90%, 04/25/31(1)	111,615	112,209
Acm Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	520,000	520,541
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	125,000	126,879
Affirm Asset Securitization Trust, Class A, Series 2024-B, 4.62%, 09/15/29(1)	255,000	253,245
American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	135,000	135,872
American Credit Acceptance Receivables Trust, Class D, Series 2022-1, 2.46%, 03/13/28(1)	93,948	93,111
American Credit Acceptance Receivables Trust 2024-4, Class C, Series 2024-4, 4.91%, 08/12/31(1)	535,000	532,410
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	209,000	216,103
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	520,000	511,734
Arivo Acceptance Auto Loan Receivables Trust, Class B, Series 2024-1A, 6.87%, 06/17/30(1)	228,000	231,588
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	360,000	365,240
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	90,000	91,377
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2024-5A, 6.24%, 04/20/27(1)	160,000	160,651
Bhg Securitization Trust, Class A, Series 2024-1CON, 5.81%, 04/17/35(1)	149,893	151,905
Bojangles Issuer LLC, Class A2, Series 2024-1A, 6.58%, 11/20/54(1)	460,000	457,216
Business Jet Securities LLC, Class A, Series 2024-2A, 5.36%, 09/15/39(1)	374,722	368,936
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	200,000	202,394
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	209,574	191,555
Credit Acceptance Auto Loan Trust, Class A, Series 2024-1A, 5.68%, 03/15/34(1)	162,000	163,797

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	$78,230	$78,873
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	300,000	301,800
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	157,405
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29(1)	100,000	99,549
Enterprise Fleet Financing, Class A3, Series 2024-4, 4.56%, 11/20/28(1)	550,000	547,933
Exeter Automobile Receivables Trust, Class B, Series 2023-1A, 5.72%, 04/15/27	59,949	59,980
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	385,000	382,515
Exeter Automobile Receivables Trust, Class C, Series 2024-2A, 5.74%, 05/15/29	263,000	266,547
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	48,750	40,877
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	66,519	67,324
First Help Financial LLC, Class A2, Series 2024-3A, 4.94%, 11/15/30(1)	570,000	569,606
First Help Financial LLC, Class C, Series 2024-3A, 5.43%, 03/17/31(1)	570,000	569,674
Flagship Credit Auto Trust, Class D, Series 2023-1, 6.46%, 05/15/29(1)	510,000	517,519
Foundation Finance Trust, Class A, Series 2024-2A, 4.60%, 03/15/50(1)	370,217	367,242
GLS Auto Receivables Issuer Trust, Class C, Series 2024-2A, 6.03%, 02/15/30(1)	245,000	249,365
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	65,592
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	425,000	431,838
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	228,850	234,178
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	285,000	280,459
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	318,273	321,154
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	174,812	176,994
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	65,000	61,443
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	318,250	302,045
LAD Auto Receivables Trust, Class C, Series 2024-3A, 4.93%, 03/15/30(1)	565,000	560,433
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	54,319
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	136,534
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	83,259	84,787
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	285,000	287,633
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	437,000	432,237

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	$360,000	$354,459
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	160,000	161,483
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	12,465	11,392
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	275,000	277,764
Metronet Infrastructure Issuer LLC, Class A2, Series 2024-1A, 6.23%, 04/20/54(1)	455,000	465,727
Mission Lane Credit Card Master Trust, Class A, Series 2023-A, 7.23%, 07/17/28(1)	133,000	134,060
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	69,519	69,937
Mvw LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41(1)	422,968	400,221
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	12,533	12,384
MVW Owner Trust, Class A, Series 2024-1A, 5.32%, 02/20/43(1)	191,161	192,310
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	355,000	354,234
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	360,000	363,568
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	380,000	380,683
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	270,000	273,944
Planet Fitness Master Issuer LLC, Class A2I, Series 2024-1A, 5.77%, 06/05/54(1)	320,000	321,418
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	145,167	147,165
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	180,000	182,068
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(5)	836,084	848,512
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	160,000	161,996
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	310,000	312,296
Retained Vantage Data Centers Issuer LLC, Class A2, Series 2024-1A, 4.99%, 09/15/49(1)	510,000	494,182
Santander Drive Auto Receivables Trust, Class B, Series 2023-1, 4.98%, 02/15/28	249,000	249,083
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	100,000	99,970
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	275,000	274,421
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	405,000	403,509
Trafigura Securitisation Finance PLC, Class A2, Series 2024-1A (Ireland), 5.98%, 11/15/27(1)	245,000	244,966
Tsc Spv Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	320,000	318,503
United Auto Credit Securitization Trust, Class C, Series 2023-1, 6.28%, 07/10/28(1)	203,000	203,672

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Usq Rail III LLC, Class A, Series 2024-1A, 4.99%, 09/28/54(1)	$385,000	$376,323
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	250,000	254,925
Westlake Automobile Receivables Trust, Class B, Series 2024-1A, 5.55%, 11/15/27(1)	218,000	220,149
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	228,330	207,713

Total Asset Backed Securities
(Cost $21,310,766)		21,365,655

RESIDENTIAL MORTGAGE BACKED SECURITIES - 9.6%

A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(6)	172,398	173,833
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	43,636	41,156
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	94,325
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(6)	925,104	913,508
Angel Oak Mortgage Trust 2021-6, Class A1, Series 2021-6, 1.46%, 09/25/66(1)(2)(5)	680,334	564,587
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(5)	90,892	87,851
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(5)	711,382	683,200
Arroyo Mortgage Trust, Class A3, Series 2020-1, 3.33%, 03/25/55(1)	200,000	177,707
Chase Home Lending Mortgage Trust, Class A1, Series 2023-RPL1, 3.50%, 06/25/62(1)(2)(5)	521,374	478,473
Chase Home Lending Mortgage Trust, Class A1A, Series 2024-RPL4, 3.38%, 12/25/64(1)(2)(5)	397,788	356,952
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(5)	221,491	205,774
Colt Mortgage Loan Trust, Class A1, Series 2022-4, 4.30%, 03/25/67(1)(2)(5)	282,138	274,846
Colt Mortgage Loan Trust, Class A1, Series 2022-5, 4.55%, 04/25/67(1)(2)(5)	274,110	268,908
Colt Mortgage Loan Trust, Class A1, Series 2024-5, 5.12%, 08/25/69(1)(6)	523,775	520,404
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(5)	306,512	271,652
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(5)	70,320	63,315
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(5)	115,893	100,212
Federal Home Loan Mortgage Corporation, 5.50%, 07/01/53	1,226,482	1,217,339
GCAT Trust, Class A1, Series 2020-NQM1, 3.25%, 01/25/60(1)(6)	264,392	256,823
LHOME Mortgage Trust, Class A1, Series 2022-RTL3, 8.15%, 11/25/27(1)(6)	360,000	362,705
LHOME Mortgage Trust, Class A1, Series 2024-RTL1, 7.02%, 01/25/29(1)(6)	260,000	262,350

Security Description	Principal	Value

RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(5)	$158,905	$155,544
Mfa Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(6)	295,261	293,465
Mfra Trust, Class A1, Series 2022-INV2, 4.95%, 07/25/57(1)(6)	490,768	487,660
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(5)	97,189	85,265
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(5)	32,668	30,743
New Residential Mortgage Loan Trust, Class B1, Series 2016-3A, 4.00%, 09/25/56(1)(2)(5)	323,370	310,589
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(5)	399,330	380,478
New Residential Mortgage Loan Trust, Class M2, Series 2019-RPL2, 3.75%, 02/25/59(1)(2)(5)	100,000	87,212
New York Mortgage Trust, Class A1, Series 2024-CP1, 3.75%, 02/25/68(1)(2)(5)	279,230	259,956
Onslow Bay Financial LLC, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(6)	403,155	407,800
Onslow Bay Financial LLC, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(6)	159,427	162,671
Onslow Bay Financial LLC, Class A1, Series 2024-NQM3, 6.13%, 12/25/63(1)(6)	142,036	143,062
Onslow Bay Financial LLC, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(6)	243,254	244,937
Pretium Mortgage Credit Partners, Class A1, Series 2024-RPL1, 3.90%, 10/25/63(1)(2)(5)	1,053,375	999,083
Prkcm Trust, Class A1A, Series 2022-AFC1, 4.10%, 04/25/57(1)(2)(5)	386,307	376,066
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(6)	727,819	660,335
PRPM LLC, Class A1, Series 2021-RPL2, 1.46%, 10/25/51(1)(2)(5)	638,599	579,663
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(5)	228,595	230,075
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(5)	178,578	179,156
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(5)	47,036	45,117
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(5)	1,027,848	830,324
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(5)	39,130	37,278
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56(1)(2)(5)	71,756	70,887
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(5)	225,000	208,409
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(5)	100,000	90,635
Towd Point Mortgage Trust, Class A2, Series 2019-2, 3.75%, 12/25/58(1)(2)(5)	940,000	842,905
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(5)	100,000	82,033
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(6)	87,211	82,289

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(6)	$72,068	$71,501
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(6)	1,115,453	1,105,566
Verus Securitization Trust, Class A3, Series 2022-6, 4.91%, 06/25/67(1)(6)	237,984	234,676
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(6)	513,796	511,198
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(6)	431,862	435,620
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(5)	145,187	141,085
Visio Trust, Class A2, Series 2022-1, 5.85%, 08/25/57(1)(6)	76,574	76,232

Total Residential Mortgage Backed Securities
(Cost $18,376,962)		18,315,435

U.S. GOVERNMENT SECURITIES — 5.8%
U.S. Treasury Bond
4.63%, 05/15/54	3,345,000	3,423,921
U.S. Treasury Note
1.00%, 12/15/24	1,040,000	1,035,416
4.38%, 08/15/26	690,000	692,305
4.00%, 02/15/34	6,135,000	6,004,152

Total U.S. Government Securities
(Cost $11,333,675)		11,155,794

MORTGAGE BACKED SECURITIES — 5.6%

Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	150,116	153,030
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	218,072	216,292
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	578,009	582,000
Federal Home Loan Mortgage Corporation, 6.00%, 07/01/53	1,027,280	1,034,373
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	1,147,407	1,156,035
Federal Home Loan Mortgage Corporation, 4.50%, 08/01/53	873,271	830,580
Federal Home Loan Mortgage Corporation, 5.00%, 12/01/53	2,876,633	2,797,414
Federal National Mortgage Association, 3.50%, 05/01/49	22,954	20,723
Federal National Mortgage Association, 5.00%, 11/01/52	393,661	383,267
Federal National Mortgage Association, 4.50%, 11/01/52	386,072	367,078
Federal National Mortgage Association, 4.00%, 03/01/53	1,225,133	1,132,781
Federal National Mortgage Association, 6.00%, 04/01/53	577,147	581,132
Federal National Mortgage Association, 5.50%, 07/01/53	260,823	258,574

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Federal National Mortgage Association, 4.50%, 08/01/53	$1,329,641	$1,264,044

Total Mortgage Backed Securities
(Cost $10,945,560)		10,777,323

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.2%

BBCMS Mortgage Trust, Class A, Series 2018-TALL, 5.72%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	955,000	899,443
BPR Trust, Class A, Series 2022-OANA, 6.70%, (1-Month SOFR + 1.90%), 04/15/37(1)(2)	800,000	804,842
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 6.20%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	480,775	481,863
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	410,000	408,064
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	200,000	182,702
BX Trust, Class D, Series 2019-OC11, 3.94%, 12/09/41(1)(2)(5)	685,000	622,020
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	89,945	87,154
COMM Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 08/10/30(1)	365,000	354,786
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	44,382
Fashion Show Mall LLC, Class A, Series 2024-SHOW, 5.27%, 10/10/41(1)(2)(5)	685,000	673,891
GCT Commercial Mortgage Trust, Class A, Series 2021-GCT, 5.72%, (1-Month SOFR + 0.91%), 02/15/38(1)(2)	280,000	249,996
J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2024-OMNI, 5.80%, 10/05/39(1)(2)(5)	440,000	445,379
Legends Outlets Kansas City Ks Mortgage Secured Pass-Through Trust, Class A, Series 2024-LGND, 6.25%, 11/15/27(1)	431,000	429,922
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	270,000	280,723
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	520,000	505,676
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	456,000	421,750
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	420,000	424,705
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(5)	300,000	305,097
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	370,000	360,742

Total Commercial Mortgage Backed Securities
(Cost $7,943,237)		7,983,137

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

EXCHANGE TRADED FUNDS — 2.0%

Debt Funds — 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	24,465	$1,936,160
SPDR Bloomberg Barclays High Yield Bond ETF	19,660	1,893,258
Total Debt Funds		3,829,418

Total Exchange Traded Funds
(Cost $3,807,313)		3,829,418

COMMON STOCKS — 0.0%(11)
Consumer Discretionary — 0.0%(11)
West Marine (Rising Tide)*(7)	38	109

Health Care — 0.0%(11)
Endo Finance Holdings, Inc.*	339	8,648
Lannett Co., Inc.*(7)	277	—
Total Health Care		8,648

Total Common Stocks
(Cost $7,550)		8,757

MONEY MARKET FUND — 3.0%
JP Morgan U.S. Government Money Market Institutional Shares, 4.71%(12) (Cost $5,704,455)	5,704,455	5,704,455

TOTAL INVESTMENTS — 101.2%
(Cost $192,868,155)		193,505,384
Liabilities in Excess of Other Assets - (1.2)%		(2,218,007)
Net Assets — 100.0%		$191,287,377

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2024, the aggregate value of these securities was $92,862,835, or 48.5% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.

(3)Payment in-kind security.

(4)Perpetual security with no stated maturity date.

(5)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(6)Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2024.

(7)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(8)Security in default, no interest payments are being received during the bankruptcy proceedings.

(9)Represents a zero coupon bond.  Rate shown reflects the effective yield.

(10)This loan will settle after October 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.

(11)Amount rounds to less than 0.05%.

(12)The rate shown reflects the seven-day yield as of October 31, 2024.

Abbreviations:

CMT — Constant Maturity Treasury Index

ETF — Exchange Traded Fund

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

Currency Abbreviations

USD United States Dollar

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$52,020,501	$—	$52,020,501
Foreign Bonds	—	38,001,194	—	38,001,194
Term Loans	—	24,343,153	562	24,343,715
Asset Backed Securities	—	21,365,655	—	21,365,655
Residential Mortgage Backed Securities	—	18,315,435	—	18,315,435
U.S. Government Securities	—	11,155,794	—	11,155,794
Mortgage Backed Securities	—	10,777,323	—	10,777,323
Commercial Mortgage Backed Securities	—	7,983,137	—	7,983,137
Exchange Traded Funds	3,829,418	—	—	3,829,418
Common Stocks	8,648	—	109	8,757
Money Market Fund	5,704,455	—	—	5,704,455
Total	$9,542,521	$183,962,192	$671	$193,505,384

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended October 31, 2024.

Schedule of Investments — Virtus Private Credit Strategy ETF

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS — 57.8%

Financials — 57.8%
Ares Capital Corp.(1)	35,357	$747,447
Bain Capital Specialty Finance, Inc.	47,112	784,415
Barings BDC, Inc.	81,368	786,829
BlackRock TCP Capital Corp.	128,137	1,027,659
Blackstone Secured Lending Fund	22,708	706,900
Capital Southwest Corp.	30,287	732,340
Carlyle Secured Lending, Inc.	44,745	760,665
CION Investment Corp.	65,356	765,319
Crescent Capital BDC, Inc.	44,104	802,252
Fidus Investment Corp.	42,918	836,901
FS KKR Capital Corp.	54,253	1,098,081
Gladstone Capital Corp.(1)	29,398	712,607
Gladstone Investment Corp.(1)	65,141	888,523
Goldman Sachs BDC, Inc.	75,172	1,002,794
Golub Capital BDC, Inc.	52,779	799,074
Hercules Capital, Inc.(1)	47,427	937,158
Horizon Technology Finance Corp.(1)	86,135	831,203
Main Street Capital Corp.(1)	10,946	561,968
MidCap Financial Investment Corp.	62,347	833,579
Monroe Capital Corp.(1)	65,569	517,995
Morgan Stanley Direct Lending Fund	10,756	213,829
New Mountain Finance Corp.	72,436	827,943
Nuveen Churchill Direct Lending Corp.	8,890	149,530
Oaktree Specialty Lending Corp.	62,694	1,016,897
OFS Capital Corp.	63,853	517,209
Oxford Square Capital Corp.	173,227	505,823
PennantPark Floating Rate Capital Ltd.	78,771	884,598
PennantPark Investment Corp.(1)	129,539	897,705
Portman Ridge Finance Corp.	27,378	511,969
Prospect Capital Corp.(1)	232,308	1,205,679
Runway Growth Finance Corp.	106,663	1,080,496
Saratoga Investment Corp.(1)	39,669	929,841
Sixth Street Specialty Lending, Inc.	37,804	771,202
SLR Investment Corp.	57,955	890,768
Stellus Capital Investment Corp.(1)	64,187	903,111
TriplePoint Venture Growth BDC Corp.	227,917	1,517,927
WhiteHorse Finance, Inc.(1)	88,352	1,038,136
Total Financials		29,996,372
Total Common Stocks
(Cost $32,435,648)		29,996,372

CLOSED-END FUNDS(2) — 39.9%
Ares Dynamic Credit Allocation Fund, Inc.	46,305	698,742
Barings Participation Investors	29,624	508,052
BlackRock Debt Strategies Fund, Inc.(1)	68,582	740,686

Security Description	Shares	Value
CLOSED-END FUNDS(2) (continued)

BlackRock Floating Rate Income Strategies Fund, Inc.(1)	56,785	$781,362
BlackRock Floating Rate Income Trust	56,691	739,818
BlackRock Income Trust, Inc.	59,461	703,424
BlackRock Innovation and Growth Term Trust	139,201	1,048,184
BlackRock Limited Duration Income Trust	49,681	709,941
Blackstone Long-Short Credit Income Fund	55,778	704,476
Blackstone Senior Floating Rate Term Fund	46,104	653,755
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.(1)	53,908	495,414
Carlyle Credit Income Fund	113,893	932,784
Eagle Point Credit Co., Inc.(1)	146,340	1,400,474
Eaton Vance Floating-Rate Income Trust	57,492	753,720
Eaton Vance Senior Floating-Rate Trust(1)	60,734	775,573
Eaton Vance Senior Income Trust(1)	122,675	763,038
First Trust Senior Floating Rate Income Fund II	80,799	837,886
Invesco Dynamic Credit Opportunity Fund	454	4,996
Invesco Senior Income Trust(1)	215,217	839,346
KKR Income Opportunities Fund(1)	55,231	770,472
Nuveen Credit Strategies Income Fund	142,995	816,501
Nuveen Floating Rate Income Fund	93,882	829,917
OFS Credit Co., Inc.(1)	320,164	2,263,559
Pioneer Floating Rate Fund, Inc.	80,730	792,284
XAI Octagon Floating Rate Alternative Income Trust	165,353	1,144,243
Total Closed-End Funds
(Cost $20,959,683)		20,708,647

SECURITIES LENDING COLLATERAL — 9.4%
Money Market Fund — 9.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(3)(4)
(Cost $4,882,798)	4,882,798	4,882,798

TOTAL INVESTMENTS — 107.1%
(Cost $58,278,129)		55,587,817
Liabilities in Excess of Other Assets — (7.1)%		(3,691,306)
Net Assets — 100.0%		$51,896,511

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,960,346; total market value of collateral held by the Fund was $6,192,192. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,309,394.

(2)Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of October 31, 2024.

Schedule of Investments — Virtus Private Credit Strategy ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$29,996,372	$—	$—	$29,996,372
Closed-End Funds	20,708,647	—	—	20,708,647
Money Market Fund	4,882,798	—	—	4,882,798
Total	$55,587,817	$—	$—	$55,587,817

Schedule of Investments — Virtus Real Asset Income ETF

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS — 97.5%

Communication Services — 5.6%
Cogent Communications Holdings, Inc.	2,446	$196,340
KT Corp. (South Korea)(1)	11,462	180,297
Mobile TeleSystems PJSC (Russia)(2)	387,202	4
Spok Holdings, Inc.	11,643	181,282
TELUS Corp. (Canada)	10,565	167,033
TIM SA (Brazil)(1)	10,434	149,206
Total Communication Services		874,162

Consumer Staples — 1.2%
Fresh Del Monte Produce, Inc.	6,061	194,619

Energy — 33.4%
Alliance Resource Partners LP(3)	7,278	190,465
APA Corp.	7,054	166,474
Berry Corp.	32,690	164,104
Black Stone Minerals LP	11,838	174,729
Canadian Natural Resources Ltd. (Canada)	5,295	180,136
ConocoPhillips	1,610	176,359
Coterra Energy, Inc.	7,475	178,802
Devon Energy Corp.	4,336	167,716
Diamondback Energy, Inc.	977	172,704
Dorchester Minerals LP(3)	5,729	183,041
Ecopetrol SA (Colombia)(1)	19,371	149,157
EOG Resources, Inc.	1,403	171,110
Equinor ASA (Norway)(1)	7,114	167,037
Geopark Ltd. (Colombia)	23,393	183,401
Hess Midstream LP Class A	4,972	172,280
Imperial Oil Ltd. (Canada)	2,576	191,860
Kimbell Royalty Partners LP	11,053	177,401
Natural Resource Partners LP	1,830	173,466
New Fortress Energy, Inc.(3)	18,636	156,729
Ovintiv, Inc.	4,365	171,108
Patterson-UTI Energy, Inc.	21,130	162,067
Petroleo Brasileiro SA (Brazil)(1)	12,282	165,193
Plains All American Pipeline LP	9,964	162,114
Plains GP Holdings LP Class A	9,347	160,768
Sabine Royalty Trust	2,923	178,391
Sitio Royalties Corp. Class A	8,124	181,084
Tenaris SA(1)	5,993	197,050
Veren, Inc. (Canada)	27,462	141,704
Viper Energy, Inc.	3,873	201,009
Western Midstream Partners LP	4,564	172,200
Total Energy		5,189,659

Materials — 9.5%
B2Gold Corp. (Canada)	52,324	173,716
Cia Siderurgica Nacional SA (Brazil)(1)	85,026	173,453
Gerdau SA (Brazil)(1)	54,250	169,260
Gold Fields Ltd. (South Africa)(1)	11,674	192,388
ICL Group Ltd. (Israel)(3)	46,541	191,749

Security Description	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
Sibanye Stillwater Ltd. (South Africa)*(1)	42,718	$199,493
Southern Copper Corp. (Mexico)	1,707	187,002
Vale SA (Brazil)(1)	17,005	181,953
Total Materials		1,469,014

Real Estate — 32.3%
Agree Realty Corp.	2,375	176,344
American Assets Trust, Inc.	6,565	176,927
American Tower Corp.	752	160,582
Apple Hospitality REIT, Inc.	11,521	170,165
Brixmor Property Group, Inc.	6,375	171,806
Broadstone Net Lease, Inc.	9,442	166,085
Camden Property Trust	1,412	163,496
Crown Castle, Inc.	1,533	164,782
CubeSmart	3,279	156,867
Curbline Properties Corp.*	6,005	135,893
EastGroup Properties, Inc.	947	162,202
EPR Properties	3,631	164,738
Essential Properties Realty Trust, Inc.	5,186	164,344
Extra Space Storage, Inc.	980	160,034
First Industrial Realty Trust, Inc.	3,186	167,233
Host Hotels & Resorts, Inc.	9,442	162,780
Innovative Industrial Properties, Inc.	1,297	167,559
InvenTrust Properties Corp.	6,011	177,024
Invitation Homes, Inc.	4,907	154,129
Kimco Realty Corp.	7,610	180,509
Mid-America Apartment Communities, Inc.	1,089	164,809
National Storage Affiliates Trust	3,641	153,468
Outfront Media, Inc.	9,691	172,112
Public Storage	489	160,910
Regency Centers Corp.	2,470	176,457
Retail Opportunity Investments Corp.	11,250	174,375
Rexford Industrial Realty, Inc.(3)	3,459	148,357
Ryman Hospitality Properties, Inc.	1,611	172,458
SITE Centers Corp.	3,003	47,898
Tanger, Inc.	5,542	184,161
Terreno Realty Corp.	2,586	155,031
Total Real Estate		5,013,535

Utilities — 15.5%
Alliant Energy Corp.	2,961	177,660
American Electric Power Co., Inc.	1,731	170,936
Avista Corp.	4,616	173,008
Cia Energetica de Minas Gerais (Brazil)(1)	87,120	168,142
Clearway Energy, Inc. Class C	5,975	169,570
CMS Energy Corp.	2,532	176,253
Enel Chile SA (Chile)(1)	66,737	182,859
Eversource Energy	2,634	173,449
New Jersey Resources Corp.	3,712	170,344
NextEra Energy Partners LP(3)	6,543	126,607

Schedule of Investments — Virtus Real Asset Income ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Utilities (continued)
NiSource, Inc.	5,189	$182,445
ONE Gas, Inc.(3)	2,405	171,404
TXNM Energy, Inc.	4,114	179,124
WEC Energy Group, Inc.	1,867	178,354
Total Utilities		2,400,155
Total Common Stocks
(Cost $17,485,775)		15,141,144

SECURITIES LENDING COLLATERAL — 2.1%
Money Market Fund — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(4)(5)
(Cost $332,328)	332,328	332,328

Security Description	Value

TOTAL INVESTMENTS — 99.6%
(Cost $17,818,103)	$15,473,472
Other Assets in Excess of Liabilities — 0.4%	57,318
Net Assets — 100.0%	$15,530,790

*Non-income producing security.

(1)American Depositary Receipts.

(2)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)All or a portion of the security was on loan. The aggregate market value of securities on loan was $766,581; total market value of collateral held by the Fund was $795,190. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $462,862.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of October 31, 2024.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$15,141,140	$—	$4	$15,141,144
Money Market Fund	332,328	—	—	332,328
Total	$15,473,468	$—	$4	$15,473,472

The value of level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of October 31, 2024.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended October 31, 2024.

Schedule of Investments — Virtus WMC International Dividend ETF

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS — 96.5%

Australia — 6.0%
Ampol Ltd.	1,060	$19,463
APA Group	23,196	106,399
BHP Group Ltd.	6,069	170,304
Computershare Ltd.	3,107	53,939
Dexus	3,580	16,892
GPT Group (The)	4,326	13,494
Rio Tinto PLC	3,840	248,368
Stockland	24,281	82,773
Transurban Group	1,456	12,179
Woodside Energy Group Ltd.	2,031	31,784
Total Australia		755,595

Austria — 1.0%
OMV AG	3,088	127,977

Belgium — 0.1%
Ageas SA/NV	332	17,291

Canada — 12.6%
Bank of Montreal	774	70,532
Bank of Nova Scotia (The)	3,475	178,923
BCE, Inc.	3,780	121,869
Canadian Imperial Bank of Commerce	3,091	193,383
Emera, Inc.	3,251	122,816
Enbridge, Inc.	4,267	172,353
IGM Financial, Inc.	474	14,240
Keyera Corp.	1,840	56,508
Manulife Financial Corp.	6,775	197,895
Royal Bank of Canada	154	18,625
TC Energy Corp.	4,114	191,347
TELUS Corp.	8,356	132,090
Toronto-Dominion Bank (The)	1,856	102,601
Total Canada		1,573,182

China — 1.6%
BOC Hong Kong Holdings Ltd.	37,770	123,405
SITC International Holdings Co., Ltd.	25,414	71,919
Total China		195,324

Finland — 2.0%
Elisa OYJ	1,182	56,263
Kesko OYJ Class B	6,527	139,616
Kone OYJ Class B	695	37,996
UPM-Kymmene OYJ	388	11,366
Total Finland		245,241

France — 8.1%
AXA SA	4,507	169,234
Bouygues SA	3,700	118,446
Engie SA	5,016	84,106

Security Description	Shares	Value

COMMON STOCKS (continued)

France (continued)
Gecina SA	322	$34,342
Orange SA	12,684	139,281
Renault SA	912	41,566
Rexel SA	450	12,325
Teleperformance SE	208	21,924
TotalEnergies SE	4,278	267,105
Vinci SA	1,053	117,633
Total France		1,005,962

Germany — 5.4%
Allianz SE	905	284,889
BASF SE	2,261	109,800
Daimler Truck Holding AG	382	15,794
Deutsche Post AG	1,971	79,176
Evonik Industries AG	720	15,844
Mercedes-Benz Group AG	2,530	153,286
Siemens AG	88	17,077
Total Germany		675,866

Hong Kong — 0.8%
Hang Seng Bank Ltd.	3,139	38,399
Link REIT	5,024	23,427
MTR Corp. Ltd.	7,256	26,414
Sino Land Co., Ltd.	12,491	12,500
Total Hong Kong		100,740

Italy — 5.5%
Banco BPM SpA	2,270	15,299
Enel SpA	18,451	139,888
Eni SpA	3,260	49,687
Generali	5,795	161,055
Intesa Sanpaolo SpA	42,103	180,305
Snam SpA	28,044	134,770
Total Italy		681,004

Japan — 18.8%
Astellas Pharma, Inc.	4,400	51,996
Brother Industries Ltd.	2,078	41,180
Canon, Inc.	4,886	160,916
Daifuku Co. Ltd.	689	13,291
Daito Trust Construction Co., Ltd.	529	58,770
Daiwa House Industry Co., Ltd.	401	12,064
Disco Corp.	171	50,049
Fuji Electric Co. Ltd.	322	16,848
Honda Motor Co., Ltd.	15,468	158,559
Isuzu Motors Ltd.	8,142	106,986
ITOCHU Corp.	525	26,444
Japan Tobacco, Inc.	5,678	159,981
Komatsu Ltd.	3,548	93,662
Kyocera Corp.	5,971	61,816

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Japan (continued)
Lasertec Corp.	150	$23,175
Marubeni Corp.	3,327	50,866
Mazda Motor Corp.	2,094	15,263
Mitsubishi Corp.	807	15,060
Mitsubishi Electric Corp.	1,212	19,045
Mitsubishi Heavy Industries Ltd.	1,348	19,456
Mitsubishi UFJ Financial Group, Inc.	3,409	36,538
Mitsui & Co., Ltd.	3,080	64,097
Mizuho Financial Group, Inc.	2,830	59,826
MS&AD Insurance Group Holdings, Inc.	1,914	43,321
Murata Manufacturing Co. Ltd.	916	16,320
Nissan Motor Co. Ltd.	4,599	12,446
Otsuka Corp.	525	11,872
SBI Holdings, Inc.	2,077	46,464
SCREEN Holdings Co., Ltd.	277	18,286
SCSK Corp.	6,140	115,857
Seiko Epson Corp.	753	13,919
Sekisui House Ltd.	5,421	132,582
SoftBank Corp.	23,340	29,617
Subaru Corp.	910	16,659
Sumitomo Corp.	3,104	66,293
Sumitomo Mitsui Financial Group, Inc.	4,293	92,477
Takeda Pharmaceutical Co., Ltd.	4,237	118,906
Tokio Marine Holdings, Inc.	1,901	69,664
Tokyo Electron Ltd.	389	59,909
Toyota Motor Corp.	6,116	107,978
Toyota Tsusho Corp.	3,456	60,117
Total Japan		2,348,575

Netherlands — 0.2%
ASR Nederland NV	264	12,512
Koninklijke Ahold Delhaize NV	527	17,375
Total Netherlands		29,887

New Zealand — 0.7%
Spark New Zealand Ltd.	50,997	88,699

Norway — 3.0%
Aker BP ASA	6,203	132,291
Equinor ASA	3,257	78,181
Norsk Hydro ASA	3,759	23,134
Salmar ASA	515	26,124
Telenor ASA	9,268	113,826
Total Norway		373,556

Singapore — 4.1%
CapitaLand Ascendas REIT	6,107	12,440
CapitaLand Integrated Commercial Trust	8,695	13,301
DBS Group Holdings Ltd.	4,277	125,217
Oversea-Chinese Banking Corp. Ltd.	15,154	174,320

Security Description	Shares	Value

COMMON STOCKS (continued)

Singapore (continued)
Singapore Technologies Engineering Ltd.	35,718	$122,802
United Overseas Bank Ltd.	2,596	63,224
Total Singapore		511,304

Spain — 4.0%
ACS Actividades de Construccion y Servicios SA	2,984	142,817
Aena SME SA(1)	214	47,254
Banco Bilbao Vizcaya Argentaria SA	9,064	90,213
CaixaBank SA	24,953	151,727
Iberdrola SA	1,037	15,392
Telefonica SA	9,855	46,245
Total Spain		493,648

Sweden — 2.3%
Tele2 AB Class B	11,724	122,857
Volvo AB Class B	6,379	165,663
Total Sweden		288,520

Switzerland — 5.4%
Adecco Group AG	3,021	94,665
Novartis AG	3,400	369,313
SGS SA	735	77,879
Zurich Insurance Group AG	228	134,865
Total Switzerland		676,722

Taiwan — 0.1%
ASML Holding NV	16	10,811

United Kingdom — 9.8%
British American Tobacco PLC	6,008	208,783
Hargreaves Lansdown PLC	1,739	24,397
HSBC Holdings PLC	10,758	98,727
Imperial Brands PLC	5,470	164,836
Legal & General Group PLC	48,582	136,001
M&G PLC	12,598	31,506
National Grid PLC	12,562	158,127
Phoenix Group Holdings PLC	18,319	116,029
Reckitt Benckiser Group PLC	1,316	79,484
Unilever PLC	2,475	150,954
Vodafone Group PLC	63,194	58,686
Total United Kingdom		1,227,530

United States — 5.0%
Roche Holding AG	520	161,320
Sanofi SA	1,993	210,523
Shell PLC	925	30,755
Stellantis NV	4,902	67,164
Swiss Re AG	1,164	149,148
Total United States		618,910
Total Common Stocks
(Cost $11,132,692)		12,046,344

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS — 2.1%
Germany — 2.1%
Bayerische Motoren Werke AG, 8.93%	1,620	$119,033
Volkswagen AG, 10.30%	1,499	145,020
Total Germany		264,053
Total Preferred Stocks
(Cost $317,390)		264,053

Security Description	Value

TOTAL INVESTMENTS — 98.6%
(Cost $11,450,082)	$12,310,397
Other Assets in Excess of Liabilities — 1.4%	175,936
Net Assets — 100.0%	$12,486,333

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2024, the aggregate value of these securities was $47,254, or 0.4% of net assets.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$12,046,344	$—	$—	$12,046,344
Preferred Stocks	264,053	—	—	264,053
Total	$12,310,397	$—	$—	$12,310,397

Statements of Assets and Liabilities

October 31, 2024

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Assets:
Investments, at cost	$112,625,205	$1,614,199,245	$13,272,905	$19,713,710
Investments, at value (including securities on loan)(a)	114,519,190	1,698,773,662	11,851,096	22,300,095
Cash	—	37,552	218,053	176,258
Due from broker	790	2,642	—	—
Receivables:
Dividends and interest	167,363	53,877	300	258
Capital shares sold	—	1,123,995	—	—
Securities lending	—	—	10,080	1,814
Tax reclaim	—	113,362	3,637	284
Investment securities sold	—	3,306,266	—	—
Prepaid expenses	287	287	287	287
Total Assets	114,687,630	1,703,411,643	12,083,453	22,478,996
Liabilities:
Bank borrowings	—	310,772,012	—	—
Payables:
Investment securities purchased	—	11,451,269	—	—
Collateral for securities on loan	—	—	754,964	325,415
Advisory fees	42,715	924,114	7,665	14,695
Total Liabilities	42,715	323,147,395	762,629	340,110
Net Assets	$114,644,915	$1,380,264,248	$11,320,824	$22,138,886
Net Assets Consist of:
Paid-in capital	$125,141,521	$1,316,806,734	$72,132,056	$36,038,166
Total distributable earnings (accumulated deficit)	(10,496,606)	63,457,514	(60,811,232)	(13,899,280)
Net Assets	$114,644,915	$1,380,264,248	$11,320,824	$22,138,886
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	5,850,004	61,400,004	400,004	350,004
Net asset value per share	$19.60	$22.48	$28.30	$63.25
(a)Market value of securities on loan	$—	$—	$2,544,897	$5,523,058

Statements of Assets and Liabilities (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Assets:
Investments, at cost	$192,868,155	$58,278,129	$17,818,103	$11,450,082
Investments, at value (including securities on loan)(a)	193,505,384	55,587,817	15,473,472	12,310,397
Cash	184,247	1,099,032	348,447	70,846
Foreign currency(b)	—	—	—	21,025
Receivables:
Investment securities sold	3,527,896	—	8,869	46
Dividends and interest	1,748,714	101,350	35,440	37,539
Securities lending	—	22,707	980	—
Tax reclaim	—	—	3,060	51,442
Prepaid expenses	1,486	230	230	287
Total Assets	198,967,727	56,811,136	15,870,498	12,491,582
Liabilities:
Payables:
Investment securities purchased	7,509,172	—	—	2
Collateral for securities on loan	—	4,882,798	332,328	—
Advisory fees	6,449	31,827	7,380	5,247
Transfer agent fees	36,264	—	—	—
Accounting and administration fees	47,316	—	—	—
Custody fees	5,269	—	—	—
Professional fees	43,552	—	—	—
Pricing fees	18,743	—	—	—
Trustee fees	12,616	—	—	—
Exchange listing fees	280	—	—	—
Other accrued expenses	689	—	—	—
Total Liabilities	7,680,350	4,914,625	339,708	5,249
Net Assets	$191,287,377	$51,896,511	$15,530,790	$12,486,333
Net Assets Consist of:
Paid-in capital	$195,335,754	$64,659,582	$62,348,374	$11,833,412
Total distributable earnings (accumulated deficit)	(4,048,377)	(12,763,071)	(46,817,584)	652,921
Net Assets	$191,287,377	$51,896,511	$15,530,790	$12,486,333
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	8,450,004	2,350,004	650,004	450,004
Net asset value per share	$22.64	$22.08	$23.89	$27.75
(a)Market value of securities on loan	$—	$5,960,346	$766,581	$—
(b)Foreign currency, at cost	$—	$—	$—	$20,983

Statements of Operations

For the Year Ended October 31, 2024

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$4,292,929	$75,687,811	$—	$25,628
Interest income	7,301	54,642	4,966	3,608
Securities lending, net of fees	—	—	74,123	32,360
Total Investment Income	4,300,230	75,742,453	79,089	61,596

Expenses:
Advisory fees	362,420	7,653,469	84,796	153,294
Interest expenses	—	16,039,775	—	—
Total Expenses	362,420	23,693,244	84,796	153,294
Net Investment Income (Loss)	3,937,810	52,049,209	(5,707)	(91,698)

Net Realized Gain (Loss) on:
Investments	138,053	19,100,338	(1,771,406)	(109,599)
In-kind redemptions	382,892	1,133,726	310,125	—
Securities sold short	—	(2,419)	—	—
Total Net Realized Gain (Loss)	520,945	20,231,645	(1,461,281)	(109,599)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	14,154,080	189,977,170	6,019,638	5,326,277
Total Change in Net Unrealized Appreciation	14,154,080	189,977,170	6,019,638	5,326,277
Net Realized and Change in Unrealized Gain	14,675,025	210,208,815	4,558,357	5,216,678
Net Increase in Net Assets Resulting from Operations	$18,612,835	$262,258,024	$4,552,650	$5,124,980
Foreign withholding taxes	$—	$333,892	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations (continued)

For the Year Ended October 31, 2024

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$224,779	$4,556,927	$884,018	$493,387
Interest income	6,244,588	17,347	9,089	1,605
Securities lending, net of fees	—	183,747	12,860	—
Total Investment Income	6,469,367	4,758,021	905,967	494,992
Expenses:
Advisory fees	443,836	297,103	93,166	48,186
Pricing fees	67,512	—	—	—
Accounting and administration fees	67,324	—	—	—
Professional fees	54,546	—	—	—
Transfer agent fees	36,820	—	—	—
Report to shareholders fees	10,929	—	—	—
Trustee fees	9,564	—	—	—
Exchange listing fees	8,701	—	—	—
Custody fees	7,761	—	—	—
Insurance fees	813	—	—	—
Tax expense	3	—	—	—
Other expenses	1,196	—	—	—
Total Expenses	709,005	297,103	93,166	48,186
Less expense waivers/reimbursements	(225,718)	—	—	—
Net Expenses	483,287	297,103	93,166	48,186
Net Investment Income	5,986,080	4,460,918	812,801	446,806
Net Realized Gain (Loss) on:
Investments	318,993	(822,191)	(1,402,928)	153,623
In-kind redemptions	—	670,017	314,705	—
Foreign currency transactions	(1,834)	—	(8)	1,167
Total Net Realized Gain (Loss)	317,159	(152,174)	(1,088,231)	154,790
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	3,071,811	1,518,420	3,027,093	947,783
Foreign currency translations	—	—	(2)	320
Total Change in Net Unrealized Appreciation	3,071,811	1,518,420	3,027,091	948,103
Net Realized and Change in Unrealized Gain	3,388,970	1,366,246	1,938,860	1,102,893
Net Increase in Net Assets Resulting from Operations	$9,375,050	$5,827,164	$2,751,661	$1,549,699
Foreign withholding taxes	$—	$—	$22,123	$72,706

Statements of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF		Virtus InfraCap U.S. Preferred Stock ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$3,937,810	$3,929,411	$52,049,209	$42,228,880
Net realized gain (loss)	520,945	(1,999,819)	20,231,645	(20,326,346)
Net change in unrealized appreciation	14,154,080	2,474,881	189,977,170	17,688,788
Net increase in net assets resulting from operations	18,612,835	4,404,473	262,258,024	39,591,322
Distributions to Shareholders	(4,553,044)	(3,748,137)	(86,513,987)	(46,177,337)
Distributions to Shareholders from return of capital	(1,776,962)	(1,285,869)	(5,386,521)	(10,423,671)
Total distributions	(6,330,006)	(5,034,006)	(91,900,508)	(56,601,008)

Shareholder Transactions:
Proceeds from shares sold	51,203,831	8,236,173	604,985,491	190,529,617
Cost of shares redeemed	(5,405,900)	(5,106,974)	(4,357,175)	(20,377,242)
Net increase in net assets resulting from shareholder transactions	45,797,931	3,129,199	600,628,316	170,152,375
Increase in net assets	58,080,760	2,499,666	770,985,832	153,142,689

Net Assets:
Beginning of year	56,564,155	54,064,489	609,278,416	456,135,727
End of year	$114,644,915	$56,564,155	$1,380,264,248	$609,278,416

Changes in Shares Outstanding:
Shares outstanding, beginning of year	3,450,004	3,300,004	33,250,004	24,500,004
Shares sold	2,700,000	450,000	28,350,000	9,750,000
Shares redeemed	(300,000)	(300,000)	(200,000)	(1,000,000)
Shares outstanding, end of year	5,850,004	3,450,004	61,400,004	33,250,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF		Virtus LifeSci Biotech Products ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(5,707)	$29,011	$(91,698)	$(110,020)
Net realized gain (loss)	(1,461,281)	(4,026,783)	(109,599)	1,686,918
Net change in unrealized appreciation (depreciation)	6,019,638	(63,857)	5,326,277	(1,260,331)
Net increase (decrease) in net assets resulting from operations	4,552,650	(4,061,629)	5,124,980	316,567
Distributions to Shareholders	(37,035)	—	—	—

Shareholder Transactions:
Proceeds from shares sold	—	—	3,012,729	—
Cost of shares redeemed	(1,229,884)	(6,019,212)	—	(2,664,613)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,229,884)	(6,019,212)	3,012,729	(2,664,613)
Increase (decrease) in net assets	3,285,731	(10,080,841)	8,137,709	(2,348,046)

Net Assets:
Beginning of year	8,035,093	18,115,934	14,001,177	16,349,223
End of year	$11,320,824	$8,035,093	$22,138,886	$14,001,177

Changes in Shares Outstanding:
Shares outstanding, beginning of year	450,004	700,004	300,004	350,004
Shares sold	—	—	50,000	—
Shares redeemed	(50,000)	(250,000)	—	(50,000)
Shares outstanding, end of year	400,004	450,004	350,004	300,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF		Virtus Private Credit Strategy ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$5,986,080	$3,237,630	$4,460,918	$2,925,000
Net realized gain (loss)	317,159	(1,528,857)	(152,174)	(4,123,409)
Net change in unrealized appreciation	3,071,811	569,218	1,518,420	1,195,696
Net increase (decrease) in net assets resulting from operations	9,375,050	2,277,991	5,827,164	(2,713)
Distributions to Shareholders	(5,718,315)	(3,089,988)	(3,995,609)	(2,724,501)

Shareholder Transactions:
Proceeds from shares sold	143,291,682	40,472,226	36,986,561	36,194,903
Cost of shares redeemed	(3,279,674)	(33,834,144)	(13,515,596)	(28,608,764)
Net increase in net assets resulting from shareholder transactions	140,012,008	6,638,082	23,470,965	7,586,139
Increase in net assets	143,668,743	5,826,085	25,302,520	4,858,925

Net Assets:
Beginning of year	47,618,634	41,792,549	26,593,991	21,735,066
End of year	$191,287,377	$47,618,634	$51,896,511	$26,593,991

Changes in Shares Outstanding:
Shares outstanding, beginning of year	2,250,004	1,950,004	1,300,004	1,050,004
Shares sold	6,350,000	1,850,000	1,650,000	1,650,000
Shares redeemed	(150,000)	(1,550,000)	(600,000)	(1,400,000)
Shares outstanding, end of year	8,450,004	2,250,004	2,350,004	1,300,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF		Virtus WMC International Dividend ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$812,801	$863,063	$446,806	$385,030
Net realized gain (loss)	(1,088,231)	(7,046,668)	154,790	(241,998)
Net change in unrealized appreciation	3,027,091	7,181,666	948,103	1,002,822
Net increase in net assets resulting from operations	2,751,661	998,061	1,549,699	1,145,854
Distributions to Shareholders	(993,505)	(1,496,841)	(467,150)	(380,432)

Shareholder Transactions:
Proceeds from shares sold	1,182,735	—	2,860,707	1,270,370
Cost of shares redeemed	(4,730,049)	(27,601,677)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(3,547,314)	(27,601,677)	2,860,707	1,270,370
Increase (decrease) in net assets	(1,789,158)	(28,100,457)	3,943,256	2,035,792

Net Assets:
Beginning of year	17,319,948	45,420,405	8,543,077	6,507,285
End of year	$15,530,790	$17,319,948	$12,486,333	$8,543,077

Changes in Shares Outstanding:
Shares outstanding, beginning of year	800,004	1,950,004	350,004	300,004
Shares sold	50,000	—	100,000	50,000
Shares redeemed	(200,000)	(1,150,000)	—	—
Shares outstanding, end of year	650,004	800,004	450,004	350,004

Statement of Cash Flows

For the Year Ended October 31, 2024

The accompanying notes are an integral part of these financial statements.

Virtus InfraCap U.S. Preferred Stock ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$262,258,024

Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(965,048,743)
Proceeds from sales of investments	987,980,374
Proceeds from securities sold short	512,037
Payments made to cover securities sold short	(514,456)
Net realized (gain) loss on investments	(19,100,338)
Net realized (gain) loss on securities sold short	2,419
Net realized (gain) loss on in-kind redemptions	(1,133,726)
Net amortization of premium/(discount accretion)	(47)
Net change in unrealized (appreciation) depreciation on investments	(189,977,170)
(Increase) decrease in due from broker	(2,642)
(Increase) decrease in dividends and interest receivable	719,824
(Increase) decrease in prepaid expenses	(58)
(Increase) decrease in tax reclaim receivable	(27,474)
Increase (decrease) in advisory fees payable	512,219
Increase (decrease) in interest expense	(920,234)
Net cash provided by (used in) operating activities	75,260,009

Cash Flows provided by (used in) Financing Activities:
Proceeds from borrowings	151,814,585
Payments for fund shares sold in excess of in-kind creations (issues and redemptions)	(137,405,112)
Distributions paid	(91,900,508)
Net cash provided by (used in) financing activities	(77,491,035)

Net increase (decrease) in cash	(2,231,026)
Cash, beginning of year	2,268,578
Cash, end of year	$37,552

Supplemental information:
Interest paid on borrowings	$16,960,009

Non-cash financing activities:
In-kind creations — Issued	745,931,235
In-kind creations — Redeemed	5,374,585

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020

Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$16.40	$16.38	$24.32	$21.71	$25.26
Investment operations:
Net investment income[1]	0.91	1.13	0.68	0.63	1.05
Net realized and unrealized gain (loss)	3.73	0.33	(7.18)	3.42	(3.14)
Total from investment operations	4.64	1.46	(6.50)	4.05	(2.09)

Less Distributions from:
Net investment income	(1.04)	(1.07)	(0.96)	(1.44)	(1.22)
Return of capital	(0.40)	(0.37)	(0.48)	—	(0.24)
Total distributions	(1.44)	(1.44)	(1.44)	(1.44)	(1.46)
Net Asset Value, End of year	$19.60	$16.40	$16.38	$24.32	$21.71
Net Asset Value Total Return[2]	29.17%	8.84%	(27.70)%	18.93%	(8.06)%
Net assets, end of year (000’s omitted)	$114,645	$56,564	$54,064	$87,539	$52,104

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.89%	6.51%	3.25%	2.61%	4.75%
Portfolio turnover rate[3]	14%	14%	79%	144%	38%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus InfraCap U.S. Preferred Stock ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$18.32	$18.62	$25.16	$19.26	$26.43
Investment operations:
Net investment income[1]	1.15	1.48	1.50	1.18	1.40
Net realized and unrealized gain (loss)	5.02	0.20 [2]	(6.09)	6.62	(6.25)
Total from investment operations	6.17	1.68	(4.59)	7.80	(4.85)

Less Distributions from:
Net investment income	(1.58)	(1.62)	(1.95)	(1.59)	(1.81)
Net realized gains	(0.31)	—	—	(0.26)	(0.43)
Return of capital	(0.12)	(0.36)	—	(0.05)	(0.08)
Total distributions	(2.01)	(1.98)	(1.95)	(1.90)	(2.32)
Net Asset Value, End of year	$22.48	$18.32	$18.62	$25.16	$19.26
Net Asset Value Total Return[3]	34.95%	9.15%	(19.28)%	41.52%	(18.37)%
Net assets, end of year (000’s omitted)	$1,380,264	$609,278	$456,136	$527,121	$146,397

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	2.48%[4]	2.52%[5]	1.40%[6]	1.21%[7]	1.47%[8]
Net investment income	5.44%	7.71%	6.64%	4.93%	6.93%
Portfolio turnover rate[9]	62%	26%	22%	35%	96%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

4The ratios of expenses to average net assets include interest expense fees of 1.68%.

5The ratios of expenses to average net assets include interest expense fees of 1.72%.

6The ratios of expenses to average net assets include interest expense fees of 0.60%.

7The ratios of expenses to average net assets include interest expense fees of 0.41%.

8The ratios of expenses to average net assets include interest expense of 0.63% and dividend expense on securities sold short fees of 0.04%.

9Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$17.86	$25.88	$44.36	$38.97	$26.42
Investment operations:
Net investment income (loss)[1]	(0.01)	0.05	(0.16)	(0.26)	(0.15)
Net realized and unrealized gain (loss)	10.53	(8.07)	(18.32)	5.65	12.70
Total from investment operations	10.52	(8.02)	(18.48)	5.39	12.55

Less Distributions from:
Net investment income	(0.08)	—	—	—	—
Total distributions	(0.08)	—	—	—	—
Net Asset Value, End of year	$28.30	$17.86	$25.88	$44.36	$38.97
Net Asset Value Total Return[2]	59.09%	(31.01)%	(41.66)%	13.85%	47.50%
Net assets, end of year (000’s omitted)	$11,321	$8,035	$18,116	$35,490	$37,018

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income (loss)	(0.05)%	0.22%	(0.56)%	(0.53)%	(0.41)%
Portfolio turnover rate[3]	77%	66%	61%	76%	81%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Products ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$46.67	$46.71	$51.83	$48.19	$37.86
Investment operations:
Net investment loss[1]	(0.27)	(0.32)	(0.26)	(0.30)	(0.19)
Net realized and unrealized gain (loss)	16.85	0.28	(4.86)	3.94	10.52
Total from investment operations	16.58	(0.04)	(5.12)	3.64	10.33
Net Asset Value, End of year	$63.25	$46.67	$46.71	$51.83	$48.19
Net Asset Value Total Return[2]	35.53%	(0.09)%	(9.88)%	7.56%	27.27%
Net assets, end of year (000’s omitted)	$22,139	$14,001	$16,349	$23,325	$26,505

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment loss	(0.47)%	(0.63)%	(0.59)%	(0.57)%	(0.43)%
Portfolio turnover rate[3]	46%	49%	48%	44%	46%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$21.16	$21.43	$25.21	$24.66	$24.54
Investment operations:
Net investment income[1]	1.36	1.31	0.90	0.89	0.96
Net realized and unrealized gain (loss)	1.45	(0.33)	(3.80)	0.50	0.10
Total from investment operations	2.81	0.98	(2.90)	1.39	1.06

Less Distributions from:
Net investment income	(1.33)	(1.25)	(0.88)	(0.84)	(0.91)
Return of capital	—	—	—	—	(0.03)
Total distributions	(1.33)	(1.25)	(0.88)	(0.84)	(0.94)
Net Asset Value, End of year	$22.64	$21.16	$21.43	$25.21	$24.66
Net Asset Value Total Return[2]	13.51%	4.56%	(11.72)%	5.71%	4.51%
Net assets, end of year (000’s omitted)	$191,287	$47,619	$41,793	$20,171	$18,494

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.49%	0.49%	0.49%	0.49%[3]	0.55%[3]
Expenses, prior to expense waivers	0.72%	0.80%	1.02%	1.21%[3]	1.15%[3]
Net investment income	6.07%	5.95%	3.92%	3.52%	3.95%
Portfolio turnover rate[4]	92%	138%	84%	107%	103%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Private Credit Strategy ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020

Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$20.46	$20.70	$25.99	$17.37	$24.72
Investment operations:
Net investment income[1]	2.52	2.51	2.13	1.71	1.89
Net realized and unrealized gain (loss)	1.43	(0.30)	(5.33)	8.62	(7.20)
Total from investment operations	3.95	2.21	(3.20)	10.33	(5.31)

Less Distributions from:
Net investment income	(2.33)	(2.45)	(2.09)	(1.71)	(2.04)
Total distributions	(2.33)	(2.45)	(2.09)	(1.71)	(2.04)
Net Asset Value, End of year	$22.08	$20.46	$20.70	$25.99	$17.37
Net Asset Value Total Return[2]	19.85%	11.22%	(12.75)%	61.32%	(21.70)%
Net assets, end of year (000’s omitted)	$51,897	$26,594	$21,735	$31,189	$19,109

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.75%[3]	0.75%[3]	0.75%	0.75%	0.75%[4]
Net investment income	11.26%[3]	11.85%[3]	8.97%	7.27%	8.59%
Portfolio turnover rate[5]	29%	40%	27%	34%	24%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3The fund indirectly bears its proportionate shares of expenses and net investment income of any underlying funds in which the Fund invests. Such expenses and income are not included in the calculation of this ratio.

4The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020

Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$21.65	$23.29	$26.84	$18.67	$24.72
Investment operations:
Net investment income[1]	1.13	0.73	0.93	0.57	0.64
Net realized and unrealized gain (loss)	2.47	(1.17)[2]	(3.61)	8.66	(5.95)
Total from investment operations	3.60	(0.44)	(2.68)	9.23	(5.31)

Less Distributions from:
Net investment income	(1.36)	(1.20)	(0.87)	(1.06)	(0.74)
Total distributions	(1.36)	(1.20)	(0.87)	(1.06)	(0.74)
Net Asset Value, End of year	$23.89	$21.65	$23.29	$26.84	$18.67
Net Asset Value Total Return[3]	16.89%	(2.15)%	(10.25)%	50.16%	(21.53)%
Net assets, end of year (000’s omitted)	$15,531	$17,320	$45,420	$139,583	$100,810

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%[4]
Net investment income	4.80%	3.06%	3.52%	2.30%	2.93%
Portfolio turnover rate[5]	67%	88%	70%	66%	91%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

4The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus WMC International Dividend ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020

Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$24.41	$21.69	$28.57	$23.94	$26.41
Investment operations:
Net investment income[1]	1.23	1.20	1.50	1.29	0.52
Net realized and unrealized gain (loss)	3.40	2.65	(5.13)	5.18	(2.08)
Total from investment operations	4.63	3.85	(3.63)	6.47	(1.56)

Less Distributions from:
Net investment income	(1.29)	(1.13)	(1.69)	(1.15)	(0.91)
Net realized gains	—	—	(1.56)	(0.69)	—
Total distributions	(1.29)	(1.13)	(3.25)	(1.84)	(0.91)
Net Asset Value, End of year	$27.75	$24.41	$21.69	$28.57	$23.94
Net Asset Value Total Return[2]	19.23%	17.67%	(14.03)%	27.41%	(6.20)%
Net assets, end of year (000’s omitted)	$12,486	$8,543	$6,507	$7,142	$4,788

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	4.54%	4.77%	5.87%	4.47%	2.04%
Portfolio turnover rate[3]	41%	61%	50%	68%	211%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Notes to Financial Statements

October 31, 2024

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of October 31, 2024, ten funds of the Trust are offered for sale. The InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC International Dividend ETF (each a “Fund” and collectively, the “Funds”) are presented in this annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Funds	Investment objective(s)
InfraCap REIT Preferred ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.
Virtus InfraCap U.S. Preferred Stock ETF	Seeks current income and, secondarily, capital appreciation.
Virtus LifeSci Biotech Clinical Trials ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index.
Virtus LifeSci Biotech Products ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index.
Virtus Newfleet Multi-Sector Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Private Credit Strategy ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index.
Virtus Real Asset Income ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index.
Virtus WMC International Dividend ETF	Seeks income.

There is no guarantee that a Fund will achieve its objective(s).

InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF are “non-diversified” Funds, as defined under the 1940 Act, as of the year ended October 31, 2024. Virtus Private Credit Strategy ETF is a “fund of funds,” meaning it will generally invest its assets in other registered investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus ETF Advisers LLC (the “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value

Notes to Financial Statements (continued)

October 31, 2024

determinations relating to any or all Fund investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Adviser are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value (“NAV”) each business day. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of each Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2024, is disclosed at the end of each Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

(f) Foreign Taxes

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund

Notes to Financial Statements (continued)

October 31, 2024

and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(g) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(h) Short Sales

The Virtus InfraCap U.S. Preferred Stock ETF may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(j) Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(k) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

(l) Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from

Notes to Financial Statements (continued)

October 31, 2024

third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(m) Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At October 31, 2024, the following Funds had securities on loan:

Funds	Market Value	Cash Collateral	Non Cash Collateral(a)	Net Amount(b)
Virtus LifeSci Biotech Clinical Trials ETF	$2,544,897	$754,964	$1,908,940	$0
Virtus LifeSci Biotech Products ETF	5,523,058	325,415	5,408,329	0
Virtus Private Credit Strategy ETF	5,960,346	4,882,798	1,309,394	0
Virtus Real Asset Income ETF	766,581	332,328	462,862	0

(a)Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)Net amount represents the net amount receivable due from the counterparty in the event of default.

Funds not listed in table above did not have any securities on loan at October 31, 2024.

The following table presents the contract value of securities lending transactions and the type of collateral provided to counterparties.

Remaining Contractual Maturity of the Agreements, as of October 31, 2024

	Overnight and Continuous	Between			Total
		<30 Days	30 & 90 days	>90 days
Virtus LifeSci Biotech Clinical Trials ETF
Securities Lending Transactions
Common Stocks	$2,663,904	$—	$—	$—	$2,663,904
Gross amount of recognized liabilities for securities lending transactions:					$2,663,904

Virtus LifeSci Biotech Products ETF
Securities Lending Transactions
Common Stocks	$5,733,744	$—	$—	$—	$5,733,744
Gross amount of recognized liabilities for securities lending transactions:					$5,733,744

Notes to Financial Statements (continued)

October 31, 2024

	Overnight and Continuous	Between			Total
		<30 Days	30 & 90 days	>90 days

Virtus Private Credit Strategy ETF
Securities Lending Transactions
Common Stocks	$6,192,192	$—	$—	$—	$6,192,192
Gross amount of recognized liabilities for securities lending transactions:					$6,192,192

Virtus Real Asset Income ETF
Securities Lending Transactions
Common Stocks	$795,190	$—	$—	$—	$795,190
Gross amount of recognized liabilities for securities lending transactions:					$795,190

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
Virtus InfraCap U.S. Preferred Stock ETF	0.80%
Virtus LifeSci Biotech Clinical Trials ETF	0.79%
Virtus LifeSci Biotech Products ETF	0.79%
Virtus Newfleet Multi-Sector Bond ETF	0.45%
Virtus Private Credit Strategy ETF	0.75%
Virtus Real Asset Income ETF	0.55%
Virtus WMC International Dividend ETF	0.49%

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Multi-Sector Bond ETF’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding 0.49% of the Fund’s average daily net assets through at least February 28, 2025. The expense limitation agreement with respect to Virtus Newfleet Multi-Sector Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation

Notes to Financial Statements (continued)

October 31, 2024

or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2025	2026	2027
Virtus Newfleet Multi-Sector Bond ETF	$137,763	$168,746	$225,718

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below. The Adviser has delegated to the InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of each of those Funds, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
Virtus InfraCap U.S. Preferred Stock ETF	Infrastructure Capital Advisors, LLC	0.66%*
Virtus Newfleet Multi-Sector Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee*+
Virtus WMC International Dividend ETF	Wellington Management Company LLP	0.21%*

(1)An indirect wholly-owned subsidiary of Virtus.

*InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Newfleet Multi-Sector Bond ETF and Virtus WMC International Dividend ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.

+Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Notes to Financial Statements (continued)

October 31, 2024

Affiliated Shareholders

At October 31, 2024, Virtus Partners, Inc. held shares of the below Fund which may be sold at any time that aggregated to the following:

	Shares	% of share outstanding
Virtus WMC International Dividend ETF	184,507	41.0%

At October 31, 2024, the sub-adviser of the below Funds held shares of such Fund which may be redeemed at any time that aggregated to the following:

	Shares	% of share outstanding
InfraCap REIT Preferred ETF	2,595	0.0%
Virtus InfraCap U.S. Preferred Stock ETF	399,214	0.7%

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

The following table discloses each Fund’s transaction fee:

Funds	Creation/Redemption Transaction Fee
InfraCap REIT Preferred ETF	$500
Virtus InfraCap U.S. Preferred Stock ETF	600
Virtus LifeSci Biotech Clinical Trials ETF	500
Virtus LifeSci Biotech Products ETF	500
Virtus Newfleet Multi-Sector Bond ETF	500
Virtus Private Credit Strategy ETF	500
Virtus Real Asset Income ETF	500
Virtus WMC International Dividend ETF	1,200

5. RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act. Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the Securities Act, in connection with the disposition of such securities. The following Fund held a security that was considered to be restricted at October 31, 2024:

Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Virtus LifeSci Biotech Clinical Trials ETF	Scilex Holding Co	1/11/2023	$89,457	$15,519	0.1%

Notes to Financial Statements (continued)

October 31, 2024

6. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the FASB provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2021, 2022 and 2023), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended October 31, 2024, the Funds had no accrued penalties or interest.

At October 31, 2024, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap REIT Preferred ETF	$112,732,396	$5,835,148	$(4,048,354)	$1,786,794
Virtus InfraCap U.S. Preferred Stock ETF	1,635,316,148	115,426,541	(51,969,027)	63,457,514
Virtus LifeSci Biotech Clinical Trials ETF	13,702,435	2,987,215	(4,838,554)	(1,851,339)
Virtus LifeSci Biotech Products ETF	20,110,833	5,568,487	(3,379,225)	2,189,262
Virtus Newfleet Multi-Sector Bond ETF	192,929,269	2,534,666	(1,958,551)	576,115
Virtus Private Credit Strategy ETF	58,990,550	904,971	(4,307,704)	(3,402,733)
Virtus Real Asset Income ETF	17,958,400	1,320,311	(3,805,240)	(2,484,929)
Virtus WMC International Dividend ETF	11,490,815	1,401,523	(581,941)	819,582

At October 31, 2024, the components of accumulated earnings/loss on a tax-basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
InfraCap REIT Preferred ETF	$—	$(12,283,400)	$1,786,794	(10,496,606)
Virtus InfraCap U.S. Preferred Stock ETF	—	—	63,457,514	63,457,514
Virtus LifeSci Biotech Clinical Trials ETF	75,007	(59,034,900)	(1,851,339)	(60,811,232)
Virtus LifeSci Biotech Products ETF	—	(16,088,542)	2,189,262	(13,899,280)
Virtus Newfleet Multi-Sector Bond ETF	416,520	(5,041,012)	576,115	(4,048,377)
Virtus Private Credit Strategy ETF	850,742	(10,211,080)	(3,402,733)	(12,763,071)
Virtus Real Asset Income ETF	412,513	(44,745,141)	(2,484,956)	(46,817,584)
Virtus WMC International Dividend ETF	66,123	(232,056)	818,854	652,921

Ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended October 31, 2024, the following Fund incurred and elected to defer Late Year Ordinary Losses as follows:

Virtus LifeSci Biotech Products ETF	$78,158

Notes to Financial Statements (continued)

October 31, 2024

The tax character of dividends and distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024			2023
	Distributions Paid From Ordinary Income	Return of Capital	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Return of Capital	Distributions Paid From Long-Term Capital Gains
InfraCap REIT Preferred ETF	$4,553,044	$1,776,962	$—	$3,748,137	$1,285,869	$—
Virtus InfraCap U.S. Preferred Stock ETF	72,248,861	5,386,521	14,265,126	46,177,337	10,423,671	—
Virtus LifeSci Biotech Clinical Trials ETF	37,035	—	—	—	—	—
Virtus LifeSci Biotech Products ETF	—	—	—	—	—	—
Virtus Newfleet Multi-Sector Bond ETF	5,718,315	—	—	3,089,988	—	—
Virtus Private Credit Strategy ETF	3,995,609	—	—	2,724,501	—	—
Virtus Real Asset Income ETF	993,505	—	—	1,496,841	—	—
Virtus WMC International Dividend ETF	467,150	—	—	380,432	—	—

Short-term gain distributions if any, are reported as ordinary income for federal tax purposes.

At October 31, 2024, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

	Short-Term No Expiration	Long-Term No Expiration	Total
InfraCap REIT Preferred ETF	$11,889,448	$393,952	$12,283,400
Virtus InfraCap U.S. Preferred Stock ETF	—	—	—
Virtus LifeSci Biotech Clinical Trials ETF	24,935,425	34,099,475	59,034,900
Virtus LifeSci Biotech Products ETF	2,439,086	13,571,298	16,010,384
Virtus Newfleet Multi-Sector Bond ETF	1,276,514	3,764,498	5,041,012
Virtus Private Credit Strategy ETF	3,294,215	6,916,865	10,211,080
Virtus Real Asset Income ETF	26,325,320	18,419,821	44,745,141
Virtus WMC International Dividend ETF	74,390	157,666	232,056

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of redemptions in kind. At October 31, 2024, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

	Distributable Earnings (Accumulated Deficit)	Paid-In-Capital
InfraCap REIT Preferred ETF	$242,506	$(242,506)
Virtus InfraCap U.S. Preferred Stock ETF	8,755,858	(8,755,858)
Virtus LifeSci Biotech Clinical Trials ETF	(304,121)	304,121
Virtus LifeSci Biotech Products ETF	89,904	(89,904)
Virtus Newfleet Multi-Sector Bond ETF	(740)	740
Virtus Private Credit Strategy ETF	(540,001)	540,001
Virtus Real Asset Income ETF	954,720	(954,720)
Virtus WMC International Dividend ETF	—	—

Notes to Financial Statements (continued)

October 31, 2024

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended October 31, 2024 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$10,736,822	$10,974,953	$50,627,244	$5,346,771
Virtus InfraCap U.S. Preferred Stock ETF	744,321,237	748,814,456	745,931,235	5,374,585
Virtus LifeSci Biotech Clinical Trials ETF	8,044,263	8,014,962	—	1,229,648
Virtus LifeSci Biotech Products ETF	8,849,566	8,994,134	3,013,780	—
Virtus Newfleet Multi-Sector Bond ETF	200,937,107	70,631,351	—	—
Virtus Private Credit Strategy ETF	11,349,850	11,212,506	36,989,978	13,494,515
Virtus Real Asset Income ETF	11,326,784	11,114,975	1,182,947	4,726,484
Virtus WMC International Dividend ETF	4,101,668	3,993,700	2,644,460	—

Purchases and sales of long-term U.S. Government Securities for the year ended October 31, 2024 were as follows:

	Purchases	Sales
Virtus Newfleet Multi-Sector Bond ETF	$25,945,687	$18,870,671

8. BORROWINGS

The Virtus InfraCap U.S. Preferred Stock ETF entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/ or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the year ended October 31, 2024, the average daily borrowings under the Agreements and the weighted average interest rate were $247,680,400 and 6.35%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Credit Risk

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Cash Concentration Risk

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on each Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. LIBOR REPLACEMENT RISK

In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until approximately June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the

Notes to Financial Statements (continued)

October 31, 2024

Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

11. 10% SHAREHOLDERS

As of October 31, 2024, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	68%	3
Virtus InfraCap U.S. Preferred Stock ETF	59%	2
Virtus LifeSci Biotech Clinical Trials ETF	63%	3
Virtus LifeSci Biotech Products ETF	44%	2
Virtus Newfleet Multi-Sector Bond ETF	68%	2
Virtus Private Credit Strategy ETF	66%	2
Virtus Real Asset Income ETF	81%	2
Virtus WMC International Dividend ETF	72%	2*

* Includes affiliated shareholder account.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating the impact, if any, of ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.

In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective on a retrospective basis for annual periods beginning after December 15, 2023 and for interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management is currently evaluating the impact of adopting ASU 2023-07 on the Funds’ financial statements.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS — 132.6%

Energy — 132.4%
Cheniere Energy Partners LP(1)	427,203	$21,595,112
Cheniere Energy, Inc.(1)(2)	65,501	12,535,581
Delek Logistics Partners LP	347,756	13,412,949
DT Midstream, Inc.	33,149	2,988,382
Enbridge, Inc. (Canada)(1)	80,206	3,240,322
Energy Transfer LP(1)(2)	3,352,620	55,251,178
EnLink Midstream LLC(1)	761,678	11,303,302
Enterprise Products Partners LP(1)	1,816,859	52,071,179
Genesis Energy LP(1)	630,212	7,127,698
Global Partners LP	141,147	6,608,503
Hess Midstream LP Class A	610,146	21,141,559
HF Sinclair Corp.	823	31,776
Kinder Morgan, Inc.(1)(2)	348,139	8,532,887
Marathon Petroleum Corp.(1)(2)	28,907	4,205,101
MPLX LP(1)	1,386,023	61,567,142
ONEOK, Inc.(1)	52,026	5,040,279
Phillips 66(2)	17,490	2,130,632
Plains All American Pipeline LP(1)	3,647,312	59,341,766
South Bow Corp. (Canada)*(1)	21,959	548,097
Sunoco LP(1)	1,174,788	59,679,230
Targa Resources Corp.(1)	50,365	8,408,940
TC Energy Corp. (Canada)(1)	119,797	5,571,758
USA Compression Partners LP	251,080	5,476,055
Valero Energy Corp.(2)	49,963	6,483,199
Western Midstream Partners LP(1)	1,412,125	53,279,476
Williams Cos., Inc. (The)(1)	231,101	12,102,759
Total Energy		499,674,862
Utilities — 0.2%
Suburban Propane Partners LP	47,750	896,267
Total Common Stocks
(Cost $311,838,390)		500,571,129

PREFERRED STOCKS — 0.7%
Energy — 0.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	973	18,867
Energy Transfer LP, Series I, 9.25%	229,782	2,729,810
Total Energy		2,748,677
Total Preferred Stocks
(Cost $2,191,364)		2,748,677

MONEY MARKET FUNDS — 2.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.78%(3)	4,572,397	4,572,397
RBC BlueBay U.S. Government Money Market Fund - Institutional Shares, 4.77%(3)	4,572,398	4,572,398
Total Money Market Funds
(Cost $9,144,795)		9,144,795

Security Description	Shares	Value

TOTAL INVESTMENTS — 135.7%
(Cost $323,174,549)		$512,464,601
Liabilities in Excess of Other Assets — (35.7)%		(134,920,500)
Net Assets — 100.0%		$377,544,101

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS — (0.0)%(4)

Written Call Options
Cheniere Energy, Inc., Expires 11/08/24, Strike Price $190.00	(10,000)	(100)	$(36,200)
Energy Transfer LP, Expires 11/01/24, Strike Price $16.50	(100,000)	(1,000)	(5,000)
Energy Transfer LP, Expires 11/08/24, Strike Price $16.50	(100,000)	(1,000)	(23,000)
Kinder Morgan, Inc., Expires 11/08/24, Strike Price $25.00	(100,000)	(1,000)	(19,000)
Marathon Petroleum Corp., Expires 11/01/24, Strike Price $185.00	(10,000)	(100)	0
Marathon Petroleum Corp., Expires 11/08/24, Strike Price $190.00	(10,000)	(100)	(200)
Marathon Petroleum Corp., Expires 11/15/24, Strike Price $180.00	(15,000)	(150)	(6,300)
Marathon Petroleum Corp., Expires 11/15/24, Strike Price $185.00	(20,000)	(200)	(8,000)
Phillips 66, Expires 11/01/24, Strike Price $131.00	(10,000)	(100)	(500)
Phillips 66, Expires 11/01/24, Strike Price $145.00	(10,000)	(100)	0
Phillips 66, Expires 11/08/24, Strike Price $135.00	(10,000)	(100)	(1,000)
Phillips 66, Expires 11/15/24, Strike Price $144.00	(15,000)	(150)	(600)
Valero Energy Corp., Expires 11/01/24, Strike Price $134.00	(20,000)	(200)	(3,200)
Valero Energy Corp., Expires 11/01/24, Strike Price $160.00	(10,000)	(100)	0
Valero Energy Corp., Expires 11/08/24, Strike Price $141.00	(10,000)	(100)	(2,100)
Valero Energy Corp., Expires 11/08/24, Strike Price $147.00	(10,000)	(100)	(1,300)
Valero Energy Corp., Expires 11/08/24, Strike Price $165.00	(10,000)	(100)	0

Schedule of Investments — InfraCap MLP ETF (continued)

October 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Valero Energy Corp., Expires 11/15/24, Strike Price $150.00	(5,000)	(50)	$ (1,250)
Valero Energy Corp., Expires 11/15/24, Strike Price $152.50	(20,000)	(200)	(1,800)
Cheniere Energy, Inc., Expires 11/01/24, Strike Price $180.00	(30,000)	(300)	(1,800)
Plains All American Pipeline LP, Expires 11/15/24, Strike Price $16.00	(100,000)	(1,000)	(20,000)
Targa Resources Corp., Expires 11/15/24, Strike Price $140.00	(3,500)	(35)	(630)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Targa Resources Corp., Expires 11/15/24, Strike Price $145.00	(2,500)	(25)	$(813)
Targa Resources Corp., Expires 11/15/24, Strike Price $150.00	(10,000)	(100)	(5,700)
Targa Resources Corp., Expires 11/15/24, Strike Price $155.00	(20,000)	(200)	(22,000)
Targa Resources Corp., Expires 12/20/24, Strike Price $150.00	(10,000)	(100)	(17,200)
Williams Cos., Inc. (The), Expires 11/01/24, Strike Price $52.00	(50,000)	(500)	(5,000)
Total Written Options — (0.0)%(4)
(Premiums Received $268,336)			$(182,593)

*Non-income producing security.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at October 31, 2024 was $377,221,928.

(2)Subject to written call options.

(3)The rate shown reflects the seven-day yield as of October 31, 2024.

(4)Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$500,571,129	$—	$—	$500,571,129
Preferred Stocks	2,748,677	—	—	2,748,677
Money Market Funds	9,144,795	—	—	9,144,795
Total	$512,464,601	$—	$—	$512,464,601
Liability Valuation Inputs
Written Options	$179,863	$2,730	$—	$182,593
Total	$179,863	$2,730	$—	$182,593

Statement of Assets and Liabilities

October 31, 2024

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Assets:
Investments, at cost	$323,174,549
Investments, at value	512,464,601
Due from broker	1,453,898
Receivables:
Investment securities sold	4,119,321
Dividends and interest	147,579
Tax reclaim	7,507
Prepaid taxes	2,860
Prepaid expenses	232,066
Total Assets	518,427,832
Liabilities:
Bank borrowings	110,044,406
Due to custodian	8,000,000
Payables:
Investment securities purchased	2,854,557
Interest expense	585,932
Sub-Advisory fees	313,050
Written options, at value(a)	182,593
Current Income Tax Liability	1,417,193
Deferred Income Tax Liability	17,486,000
Total Liabilities	140,883,731
Net Assets	$377,544,101
Net Assets Consist of:
Paid-in capital	$483,196,365
Total distributable earnings (accumulated deficit), net of income taxes	(105,652,264)
Net Assets	$377,544,101
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	9,540,000
Net asset value per share	$39.57
(a)Premiums received from written options	$268,336

Statement of Operations

For the Year Ended October 31, 2024

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$29,035,635
Dividend income (net of foreign withholding taxes)	3,682,980
Interest income	30,286
Less: Return of capital distributions	(30,747,277)
Total Investment Income	2,001,624

Expenses:
Interest expenses	7,713,899
Sub-Advisory fees	3,561,116
Total Expenses	11,275,015
Net Investment (Loss) Before Income Taxes	(9,273,391)
Current and Deferred Income Tax Benefit / (Expense)	981,591
Net Investment (Loss), Net of Income Taxes	(8,291,800)

Net Realized Gain (Loss) on:
Investments	27,362,648
Written options	3,023,071
Foreign currency transactions	(1,918)
Current and Deferred Income Tax Benefit (Expense)	(3,216,133)
Total Net Realized Gain, Net of Income Taxes	27,167,668

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	67,317,764
Written options	12,167
Foreign currency translations	(29)
Current and Deferred Income Tax Benefit (Expense)	(7,126,886)
Total Change in Net Unrealized Appreciation	60,203,016
Net Realized and Change in Unrealized Gain, Net of Income Taxes	87,370,684
Net Increase in Net Assets Resulting from Operations	$79,078,884
Foreign withholding taxes	$34,166

Statement of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss, net of income taxes	$(8,291,800)	$(6,220,973)
Net realized gain, net of income taxes	27,167,668	37,633,482
Net change in unrealized appreciation, net of income taxes	60,203,016	5,854,071
Net increase in net assets resulting from operations	79,078,884	37,266,580
Distributions to Shareholders	(29,650,201)	(26,762,601)

Shareholder Transactions:
Proceeds from shares sold	22,770,177	23,202,124
Cost of shares redeemed	(21,266,939)	(40,630,273)
Net increase (decrease) in net assets resulting from shareholder transactions	1,503,238	(17,428,149)
Increase (decrease) in net assets	50,931,921	(6,924,170)

Net Assets:
Beginning of year	326,612,180	333,536,350
End of year	$377,544,101	$326,612,180

Changes in Shares Outstanding:
Shares outstanding, beginning of year	9,490,000	10,040,000
Shares sold	600,000	700,000
Shares redeemed	(550,000)	(1,250,000)
Shares outstanding, end of year	9,540,000	9,490,000

Statement of Cash Flows

For the Year Ended October 31, 2024

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$79,078,884

Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(291,659,515)
Proceeds from sales of investments	345,760,234
Net proceeds from purchased and written options	3,950,821
Net realized (gain) loss on investments	(27,362,648)
Net realized (gain) loss on written options	(3,023,071)
Net proceeds (purchases) of short-term investment securities	(9,144,795)
Net change in unrealized (appreciation) depreciation on investments	(67,317,764)
Net change in unrealized (appreciation) depreciation on written options	(12,167)
(Increase) decrease in due from brokers	(1,411,935)
(Increase) decrease in dividends and interest receivable	487,977
(Increase) decrease in tax reclaim receivable	(7,507)
Increase (decrease) in current tax payable	(3,066,913)
(Increase) decrease in prepaid expenses	(227,500)
(Increase) decrease in prepaid taxes	2,525,400
Increase (decrease) in sub-advisory fees payable	49,023
Increase (decrease) in deferred income tax liability	6,841,841
Increase (decrease) in interest expense	585,932
Net cash provided by (used in) operating activities	36,046,297

Cash Flows provided by (used in) Financing Activities:
Due to custodian	8,000,000
Proceeds from borrowings	12,728,686
Payments for fund shares sold in excess of in-kind creations (issues and redemptions)	(29,035,549)
Distributions paid	(29,650,201)
Net cash provided by (used in) financing activities	(37,957,064)

Net increase (decrease) in cash	(1,910,767)
Cash, beginning of year	1,910,767
Cash, end of year	$—

Supplemental information:
Interest paid on borrowings	$7,127,967
Income taxes paid	3,285,395

Non-cash financing activities:
In-kind creations — Issued	$30,538,787
In-kind creations — Redeemed	—

Financial Highlights

October 31, 2024

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020[1]
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$34.42	$33.22	$27.31	$13.78	$44.80
Investment operations:
Net investment loss[2]	(0.86)	(0.65)	(0.31)	(0.33)	(0.09)
Net realized and unrealized gain (loss)	9.09	4.69	8.86	16.50	(28.94)
Total from investment operations	8.23	4.04	8.55	16.17	(29.03)

Less Distributions from:
Net investment income	(3.08)	(2.84)	—	—	—
Net realized gains	—	—	(2.64)	—	—
Return of capital	—	—	—	(2.64)	(1.99)
Total distributions	(3.08	(2.84)	(2.64)	(2.64)	(1.99)
Net Asset Value, End of year	$39.57	$34.42	$33.22	$27.31	$13.78
Net Asset Value Total Return[3]	24.40%	12.91%	33.13%	121.30%	(62.67)%
Net assets, end of year (000’s omitted)	$377,544	$326,612	$333,536	$294,628	$99,107

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including current and deferred income tax expense/benefit	2.75%[4]	2.18%[6]	1.64%[8]	1.40%[9]	2.01%[10]
Expenses, excluding current and deferred income tax expense/benefit	3.01%[5]	2.99%[7]	1.64%[8]	1.40%[9]	1.89%[10]
Net investment loss, net of income taxes	(2.21)%	(1.98)%	(1.06)%	(1.31)%	(1.71)%
Portfolio turnover rate[11]	59%	69%	62%	99%	96%

1Effective March 31, 2020, the Fund had a 1 for 10 reverse stock split. The share amounts for the year ended December 31, 2020 was adjusted as a result of the 1 for 10 reverse stock split (See Note 1).

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

4The ratios of expenses to average net assets include interest expense of 2.06% and current and deferred income tax benefit / expense of 0.26%.

5The ratios of expenses to average net assets include interest expense fees of 2.06%.

6The ratios of expenses to average net assets include interest expense of 2.04% and current and deferred income tax benefit / expense of 0.81%.

7The ratios of expenses to average net assets include interest expense fees of 2.04%.

8The ratios of expenses to average net assets include interest expense fees of 0.69%.

9The ratios of expenses to average net assets include interest expense fees of 0.45%.

10The ratios of expenses to average net assets include interest expense of 0.93% and tax expense of 0.01%.

11Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Notes to Financial Statements

October 31, 2024

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of October 31, 2024, ten funds of the Trust are offered for sale. The InfraCap MLP ETF (the “Fund”) is presented in this annual report. The offering of the Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Fund	Investment objective
InfraCap MLP ETF	Seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

There is no guarantee that the Fund will achieve its objective(s).

The Fund is “non-diversified,” as defined under the 1940 Act, as of the year ended October 31, 2024.

Reverse Split

After the close of the markets on March 30, 2020 (the Record Date), the Fund effected a reverse split of its issued and outstanding shares, with a 1 for 10 ratio. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on March 31, 2020.

The effect of the reverse split was reducing the number of shares outstanding and resulted in a proportionate increase in the net asset value (“NAV”) per share of the Fund. Therefore, the reverse split did not change the aggregate value of a shareholder’s investment or the total market value of the shares outstanding.

The reverse split was applied retroactively for all periods presented in the financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus ETF Advisers LLC (the “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Notes to Financial Statements (continued)

October 31, 2024

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at October 31, 2024, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

(f) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(g) Expenses

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Notes to Financial Statements (continued)

October 31, 2024

(h) Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions to shareholders are declared and paid on a monthly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

(j) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000. The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Fund pays the Sub-Adviser a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)

October 31, 2024

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At October 31, 2024, the Sub-Adviser held shares of the Fund which may be redeemed at any time that aggregated to the following:

Fund	Shares	% of shares outstanding
InfraCap MLP ETF	38,845	0.4%

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at NAV in aggregate blocks of shares or multiples thereof called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21 percent. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

Notes to Financial Statements (continued)

October 31, 2024

The Fund’s income tax expense/(benefit) consists of the following:

As of October 31, 2024	Current	Deferred	Total
Federal	$2,368,455	$19,254,030	$21,622,485
State	151,132	790,435	941,567
Valuation Allowance	—	(13,202,624)	(13,202,624)
Total Tax Expense/(Benefit)	$2,519,587	$6,841,841	$9,361,428

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of October 31, 2024
Deferred Tax Assets:
Capital Loss Carryforward	$37,420,619
Other	354,281
Total Deferred Tax Assets	37,774,900
Less Valuation Allowance	(16,719,816)
Net Deferred Tax Assets	$21,055,084
Deferred Tax Liabilities:
Net Unrealized Gain on Investment	$20,992,645
Book vs tax deferred income from MLP Investments	17,548,438
Total Deferred Tax Liabilities	38,541,083
Total Net Deferred Tax Asset/(Liability)	$(17,485,999)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. As of the period ended October 31, 2024, the Fund has a capital loss carryforward of $169,856,695 of which $153,290,897 expires in 2025, and $16,565,798 expires in 2026.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant changes in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in an adjustment of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income Tax (Benefit) at Statutory Rate	$18,572,466	21.00%
State Income Taxes (Net of Federal Benefit)	911,554	1.03
Permanent Differences, Net	(161,163)	(0.18)
Effect of State Tax Rate Change	(158,280)	(0.18)
Capital Loss Carryforward Expiration	2,741,239	3.10
Provision to Return Adjustment and Other	658,236	0.75
Valuation Allowance	(13,202,624)	(14.93)
Net Income Tax Expense/(Benefit)	$9,361,428	10.59%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to October 31, 2024, the Fund does not have any accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed

Notes to Financial Statements (continued)

October 31, 2024

since inception of the Fund. The Fund’s tax years, October 31, 2021 through October 31, 2023, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. As of the year ended October 31, 2024, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially over the next fiscal year.

At October 31, 2024, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments, excluding written options, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$338,688,656	$177,518,193	$(3,742,248)	$173,775,945

The tax character of dividends and distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

Fund	2024	2023
	Distributions Paid From Ordinary Income	Distributions Paid From Ordinary Income
InfraCap MLP ETF	$29,650,201	$26,762,601

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended October 31, 2024 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$291,819,021	$315,864,254	$30,538,787	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at October 31, 2024 are as follows:

Liabilities	Equity Risk
Written options, at value	$ 182,593

Notes to Financial Statements (continued)

October 31, 2024

Transactions in derivative instruments reflected on the Statement of Operations during the year ended October 31, 2024 were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Written options	$3,023,071

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written options	$12,167

For the year ended October 31, 2024, the monthly average market value of written options contracts held by the Fund was $510,785.

8. BORROWINGS

The Fund entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the year ended October 31, 2024, the average daily borrowings under the Agreements and the weighted average interest rate were $112,687,104 and 6.35%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. 10% SHAREHOLDERS

As of October 31, 2024, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	62%	2

11. RECENT ACCOUNTING PRONOUNCEMENTS

In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective on a retrospective basis for annual periods beginning after December 15, 2023 and for interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management is currently evaluating the impact of adopting ASU 2023-07 on the Fund’s financial statements.

Notes to Financial Statements (continued)

October 31, 2024

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETFis Series Trust I and Shareholders of InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC International Dividend ETF (eight of the funds constituting ETFis Series Trust I, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statement of cash flows for Virtus InfraCap U.S. Preferred Stock ETF for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations and the cash flows for Virtus InfraCap U.S. Preferred Stock ETF for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024

We have served as the auditor of one or more investment companies in Virtus ETF Solutions LLC since 2017.

Report of Independent Registered Public Accounting Firm (continued)

To the Board of Trustees of ETFis Series Trust I and Shareholders of InfraCap MLP ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of InfraCap MLP ETF (one of the funds constituting ETFis Series Trust I, hereafter referred to as the “Fund”) as of October 31, 2024, the related statements of operations and cash flows for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024

We have served as the auditor of one or more investment companies in Virtus ETF Solutions LLC since 2017.

Supplemental Information (unaudited)

Discount & Premium Information

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

TAX INFORMATION

For the fiscal year ended October 31, 2024, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by each Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

Funds	QDI	DRD
InfraCap REIT Preferred ETF	0.00%	0.00%
Virtus InfraCap U.S. Preferred Stock ETF	58.79%	50.70%
Virtus LifeSci Biotech Clinical Trials ETF	0.00%	0.00%
Virtus LifeSci Biotech Products ETF	0.00%	0.00%
Virtus Newfleet Multi-Sector Bond ETF	0.00%	0.00%
Virtus Private Credit Strategy ETF	2.13%	0.23%
Virtus Real Asset Income ETF	58.66%	18.70%
Virtus WMC International Dividend ETF	91.60%	0.00%

c/o VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103

8572(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	January 3, 2025

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer (Principal Financial Officer/Principal Accounting Officer)

Date	January 3, 2025

* Print the name and title of each signing officer under his or her signature.